UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2003

Item 1. Reports to Stockholders

Fidelity®

Low-Priced Stock

Fund

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity® Low-Priced Stock Fund	15.14%	11.61%	15.40%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Low-Priced Stock Fund on July 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Russell 2000® Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Joel Tillinghast, Portfolio Manager of Fidelity® Low-Priced Stock Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite® Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500SM Index gained 10.64%, the small-cap-laden Russell 2000® Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial AverageSM added 8.16%.

For the 12 months ending July 31, 2003, the fund returned 15.14%, which lagged the Russell 2000 return of 23.11%, as well as the LipperSM Small Cap Funds Average, which returned 18.43%. The biggest reason for the performance disparity can be traced to the aggressive growth mentality that pervaded the market, and the general sense that a substantial recovery - bolstered by several economic stimulants - was imminent. Against this backdrop, groups such as Internet and biotechnology stocks fared especially well, and the fund's lack of participation in these areas detracted. Steadier growers, including the fund's two largest stakes, drugstore chain CVS and grocery chain Safeway, were largely ignored in this climate and detracted from the fund's relative return. Poor trading with respect to the fund's position in HealthSouth also hurt performance. On a positive note, several of the fund's turnaround stories began to shine, most notably managed-care provider PacifiCare Health Systems. Other solid gainers included Doral Financial, a Puerto Rico-based mortgage bank, and Best Buy, a leading retailer of high-end electronics.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
CVS Corp.	2.1	2.1
Safeway, Inc.	1.9	2.5
The PMI Group, Inc.	1.5	1.5
D.R. Horton, Inc.	1.5	1.3
Lafarge North America, Inc.	1.2	1.4
Computer Sciences Corp.	1.0	1.0
PacifiCare Health Systems, Inc.	1.0	0.7
Sabre Holdings Corp. Class A	1.0	1.1
Doral Financial Corp.	1.0	0.9
Ross Stores, Inc.	1.0	1.0
	13.2
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	25.7	26.9
Information Technology	16.0	14.7
Financials	14.6	15.1
Industrials	10.5	12.3
Health Care	8.5	9.5
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *		As of January 31, 2003 **
	Stocks 92.0%		Stocks 95.6%
	Convertible Securities 0.3%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 7.7%		Short-Term Investments and Net Other Assets 4.2%
* Foreign investments	15.3%	** Foreign investments	14.3%

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 25.7%
Auto Components - 1.5%
Aftermarket Technology Corp. (a)	40,000	$ 478
American Axle & Manufacturing Holdings, Inc. (a)	2,000,000	57,900
ArvinMeritor, Inc. (c)	6,287,100	114,740
Dura Automotive Systems, Inc. Class A (a)(c)	1,653,774	17,100
FCC Co. Ltd.	125,000	3,359
Federal Screw Works (c)	156,250	5,641
Fuji Oozx, Inc.	200,000	406
Intermet Corp. (c)	2,559,810	9,446
Murakami Corp. (c)	800,000	2,999
Musashi Seimitsu Industry Co. Ltd.	25,000	533
Owari Precise Products Co. Ltd.	350,000	540
Piolax, Inc. (c)	850,000	9,165
Spartan Motors, Inc.	462,300	3,939
Stoneridge, Inc. (a)(c)	2,116,400	31,534
Strattec Security Corp. (a)(c)	528,700	28,285
Tachi-S Co. Ltd.	1,150,000	7,487
Tesma International, Inc. Class A (sub. vtg.)	249,200	5,186
Tochigi Fuji Industrial Co. Ltd.	600,000	1,468
Tower Automotive, Inc.	320,000	1,453
Transpro, Inc. (a)(c)	392,725	1,571
Yutaka Giken Co. Ltd.	50,000	346
		303,576
Automobiles - 0.0%
National R.V. Holdings, Inc. (a)(c)	971,900	6,794
Distributors - 0.4%
Advanced Marketing Services, Inc. (c)	1,927,800	21,977
Compania de Distribucion Integral Logista SA	294,358	6,792
Goodfellow, Inc. (c)	419,000	3,208
Impact 21 Co. Ltd.	100,000	1,309
Nagahori Corp.	200,000	423
Nakayamafuku Co. Ltd.	50,000	170
Source Interlink Companies, Inc. (a)(c)	1,818,100	15,308
Uni-Select, Inc. (c)	1,610,400	23,514
		72,701
Hotels, Restaurants & Leisure - 4.7%
Applebee's International, Inc. (c)	5,580,800	178,028
Argosy Gaming Co. (a)	375,000	8,700
ARK Restaurants Corp. (a)(c)	221,300	1,815
Ask Central PLC (c)	5,776,000	13,343
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Benihana, Inc. (a)(c)	373,300	$ 4,711
Benihana, Inc. Class A (c)	470,225	5,897
CEC Entertainment, Inc. (a)(c)	2,601,500	91,443
Choice Hotels International, Inc. (a)	53,900	1,657
Darden Restaurants, Inc.	2,075,000	38,823
Elxsi Corp. (a)	181,600	617
Enterprise Inns PLC	303,956	4,313
Flanigan's Enterprises, Inc. (c)	195,000	1,269
Gresham Hotel Group PLC	1,007,562	989
Groupe Partouche (a)	25,000	1,687
Hanover International PLC	1,250,000	2,545
IHOP Corp. (c)	1,500,000	50,250
Jack in the Box, Inc. (a)(c)	3,335,500	71,046
Jurys Doyle Hotel Group PLC (Ireland)	350,000	3,306
Kerzner International Ltd. (a)	517,600	16,558
La Quinta Corp. unit (a)	3,360,400	17,575
Lakes Entertainment, Inc. (a)(c)	1,056,200	9,400
Luminar PLC	900,000	6,498
MTR Gaming Group, Inc. (a)(c)	2,020,500	17,477
Outback Steakhouse, Inc. (c)	4,200,000	156,870
Papa John's International, Inc. (a)(c)	2,269,600	59,804
Pizzaexpress PLC	1,750,000	10,902
Ryan's Family Steak Houses, Inc. (a)(c)	2,548,096	34,399
ShoLodge, Inc. (a)(c)	427,700	1,339
Sonic Corp. (a)(c)	4,200,000	102,648
Sportscene Restaurants, Inc. Class A (c)	135,500	1,544
		915,453
Household Durables - 5.4%
Abbey PLC (c)	3,407,000	21,453
Airsprung Furniture Group PLC	950,000	1,032
Barratt Developments PLC	8,200,000	64,253
Beazer Homes USA, Inc. (a)	450,570	34,766
Bellway PLC	3,100,000	32,537
Berkeley Group PLC	50,000	686
Blyth, Inc. (c)	3,444,900	90,119
Boston Acoustics, Inc. (c)	434,327	4,765
Bush Industries, Inc. Class A (c)	1,024,400	5,419
Cavalier Homes, Inc. (a)	120,000	258
Chromcraft Revington, Inc. (a)(c)	957,300	12,636
Clayton Homes, Inc.	3,745,000	46,700
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Cobra Electronics Corp. (a)(c)	612,600	$ 3,694
D.R. Horton, Inc. (c)	10,165,000	286,145
Decorator Industries, Inc. (c)	279,715	1,496
Department 56, Inc. (a)(c)	1,300,400	18,076
Dominion Homes, Inc. (a)(c)	536,400	14,000
Ekornes AS	120,000	1,756
Enesco Group, Inc. (a)(c)	1,211,900	9,210
George Wimpey PLC	500,000	2,849
Global-Tech Appliances, Inc. (a)	61,000	377
Helen of Troy Ltd. (a)(c)	2,661,100	48,698
Henry Boot PLC (c)	2,425,000	12,590
IDT International Ltd.	250,000	31
Kaufman & Broad SA	200,000	4,884
KB Home	1,000,000	56,610
Libbey, Inc.	317,000	8,813
M/I Schottenstein Homes, Inc. (c)	1,750,000	71,383
Media Arts Group, Inc. (a)(c)	1,322,000	3,080
Meritage Corp. (a)(c)	725,000	32,176
Modtech Holdings, Inc. (a)	174,284	1,630
Mohawk Industries, Inc. (a)	628,900	42,394
Nagawa Co. Ltd. (c)	947,000	4,124
Ngai Lik Industrial Holdings Ltd.	8,000,000	2,846
P&F Industries, Inc. Class A (a)(c)	359,300	2,436
Persimmon PLC	1,350,393	11,369
Portmeirion Group PLC	350,000	1,099
Rational AG	56,523	2,424
Redrow PLC	100,000	533
Silentnight Holdings PLC	50,000	112
Southern Energy Homes, Inc. (a)(c)	1,425,100	3,491
Stanley Furniture Co., Inc. (c)	623,800	16,618
Technical Olympic USA, Inc. (a)	45,457	1,175
Techtronic Industries Co.	15,000,000	27,599
The Rowe Companies (a)	456,700	799
Toso Co. Ltd.	400,000	753
William Lyon Homes (a)(c)	496,300	17,346
Yankee Candle Co., Inc. (a)	1,000,000	24,020
		1,051,260
Internet & Catalog Retail - 0.6%
Blair Corp. (c)	754,900	17,015
Coldwater Creek, Inc. (a)(c)	1,104,975	17,680
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Insight Enterprises, Inc. (a)(c)	4,613,400	$ 71,738
N Brown Group PLC	4,129,800	8,809
		115,242
Leisure Equipment & Products - 0.8%
Action Performance Companies, Inc. (c)	1,542,600	33,428
Anthony & Sylvan Pools Corp. (a)	226,936	590
Beneteau SA	5,000	188
Brass Eagle, Inc. (a)(c)	407,299	3,523
Coastcast Corp. (a)(c)	763,200	1,450
Gametech International, Inc. (a)	278,800	1,018
JAKKS Pacific, Inc. (a)(c)	2,458,600	28,077
Johnson Outdoors, Inc. Class A (a)	238,288	3,412
Marine Products Corp. (c)	1,587,940	19,214
MarineMax, Inc. (a)	230,500	3,192
Polaris Industries, Inc.	500,000	39,500
Radica Games Ltd. (a)	347,700	2,750
SCP Pool Corp. (a)	444,000	17,209
Steinway Musical Instruments, Inc. (a)	35,000	586
Zapf Creation AG (a)	239,000	7,981
		162,118
Media - 1.1%
Austereo Group Ltd.	5,000,000	4,927
CanWest Global Communications Corp. (sub. vtg.) (a)	918,006	5,885
Catalina Marketing Corp. (a)	700,000	11,781
Championship Auto Racing Teams, Inc. (a)(c)	1,471,600	2,487
Chime Communications PLC (c)	9,800,000	4,378
Chubu-Nippon Broadcasting Co. Ltd.	150,000	995
Citadel Broadcasting Corp.	46,000	874
Grupo Radio Centro SA de CV sponsored ADR (a)	655,600	3,875
Harte-Hanks, Inc.	200,000	3,842
Highbury House Communications PLC	2,400,000	850
Independent News & Media PLC (Ireland)	602,666	1,105
Johnston Press PLC	4,550,030	31,020
Opinion Research Corp. (a)	295,501	1,862
P4 Radio Hele Norge ASA (a)	450,000	325
Persona, Inc. (a)(c)	1,964,600	6,297
PubliGroupe SA (Reg.) (a)	32,516	6,564
R.H. Donnelley Corp. (a)	1,000,000	39,500
Reader's Digest Association, Inc. (non-vtg.)	826,400	10,727
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
SMG PLC	750,000	$ 1,008
Sondagsavisen AS (Reg.) (a)	250,000	851
Southern Cross Broadcasting Australia Ltd.	1,274,345	7,370
Trinity Mirror PLC	1,150,000	8,886
TV Azteca SA de CV sponsored ADR	2,932,300	19,881
TVA Group, Inc. Class B (c)	1,688,000	24,046
Village Roadshow Ltd. (a)	600,000	502
VLT AB (B Shares)	225,000	2,138
Wegener NV (a)	690,000	5,346
		207,322
Multiline Retail - 0.8%
Daiwa Co. Ltd.	300,000	498
Dollar Tree Stores, Inc. (a)	2,000,000	73,360
Gifi	20,000	1,206
Harvey Norman Holdings Ltd.	1,250,000	2,180
Merchant Retail Group PLC	1,125,000	3,088
Next PLC	2,600,000	47,526
ShopKo Stores, Inc. (a)(c)	2,700,000	36,720
		164,578
Specialty Retail - 6.6%
Aaron Rents, Inc.	312,800	8,930
Abercrombie & Fitch Co. Class A (a)	100,000	3,209
American Eagle Outfitters, Inc. (a)(c)	3,630,000	80,441
AutoZone, Inc. (a)	1,000,000	83,260
Best Buy Co., Inc. (a)	2,000,000	87,300
BMTC Group, Inc. Class A (sub. vtg.) (c)	1,600,000	21,652
Brookstone Co., Inc. (a)(c)	836,600	19,158
Cato Corp. Class A (c)	1,945,844	46,720
CD Bramall PLC (c)	3,764,869	27,940
Charlotte Russe Holding, Inc. (a)(c)	2,123,667	26,121
Chico's FAS, Inc. (a)	200,000	5,430
Clinton Cards PLC	525,000	2,037
Cole National Corp. Class A (a)	389,400	4,392
Finlay Enterprises, Inc. (a)(c)	1,042,700	16,464
Footstar, Inc. (a)(c)	2,016,000	22,841
French Connection Group PLC (c)	950,000	22,404
Friedmans, Inc. Class A (c)	1,632,700	21,829
Genesco, Inc. (a)	661,100	12,508
Hibbett Sporting Goods, Inc. (a)(c)	1,476,450	33,383
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Homestyle Group PLC	550,000	$ 1,023
Hot Topic, Inc. (a)	951,200	27,490
JJB Sports PLC	4,348,252	14,910
Jo-Ann Stores, Inc. Class B (non-vtg.) (a)	319,000	7,532
John David Group PLC	500,000	1,421
Keiiyu Co. Ltd.	100,000	647
La Senza Corp. (sub. vtg.)	161,700	1,267
Le Chateau, Inc. Class A (sub. vtg.) (c)	201,500	1,467
Lindex AB (a)	10,000	178
Lithia Motors, Inc. Class A (c)	1,446,400	27,988
Loehmann's Holdings, Inc. (a)	30,000	450
Matalan PLC	200,000	647
Monro Muffler Brake, Inc. (a)(c)	679,600	21,312
New Look Group PLC	400,000	1,793
New Look Group PLC (d)	950,000	4,259
Pacific Sunwear of California, Inc. (a)	775,000	23,521
Payless ShoeSource, Inc. (a)	587,900	7,760
PC Connection, Inc. (a)	1,190,300	11,117
Peacock Group PLC	250,000	674
Pier 1 Imports, Inc.	3,825,000	71,145
Pomeroy IT Solutions, Inc. (c)	1,267,800	16,608
Reg Vardy PLC	100,000	796
Regis Corp.	236,900	7,294
Rex Stores Corp. (a)(c)	1,400,000	18,690
Ross Stores, Inc. (c)	4,100,000	187,370
S&K Famous Brands, Inc. (a)	7,600	123
ScS Upholstery PLC	1,370,700	5,682
Sonic Automotive, Inc. Class A (a)	808,100	20,728
Steiner Leisure Ltd. (a)(c)	1,741,308	28,122
TBC Corp. (a)(c)	1,925,950	38,635
The Buckle, Inc. (a)	314,000	6,390
The Children's Place Retail Stores, Inc. (a)(c)	2,660,288	57,037
The Men's Wearhouse, Inc. (a)(c)	3,000,000	75,930
Too, Inc. (a)	937,700	17,254
Topps Tiles PLC	325,000	2,156
United Retail Group, Inc. (a)	457,200	1,577
Whitehall Jewellers, Inc. (a)(c)	962,300	11,451
Wilsons Leather Experts, Inc. (a)(c)	2,051,412	16,493
		1,284,956
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 3.8%
Bijou Brigitte Modische Accessoires AG	10,000	$ 905
Billabong International Ltd.	110,000	476
Cherokee, Inc. (a)(c)	743,300	14,115
Dan River, Inc. Class A (a)	294,000	647
Danier Leather, Inc. (a)(c)	405,200	3,100
Delta Apparel, Inc. (c)	401,100	6,321
Fossil, Inc. (a)(c)	4,509,400	114,629
Gerry Weber International AG (Bearer)	10,666	67
Gildan Activewear, Inc. Class A (sub. vtg.) (a)(c)	2,145,200	62,211
Hampshire Group Ltd. (a)(c)	472,300	14,700
Hugo Boss AG	60,000	951
JLM Couture, Inc. (a)(c)	197,100	952
Jones Apparel Group, Inc. (a)	5,090,700	147,376
Kenneth Cole Productions, Inc. Class A (a)(c)	1,126,000	27,936
Liz Claiborne, Inc.	701,900	24,166
Movado Group, Inc. (c)	967,900	22,358
Nautica Enterprises, Inc. (a)(c)	3,233,000	54,444
Novel Denim Holdings Ltd. (a)(c)	943,800	1,925
Perry Ellis International, Inc. (a)	407,500	9,633
Polo Ralph Lauren Corp. Class A (c)	2,708,100	71,521
Quiksilver, Inc. (a)(c)	2,950,000	50,976
Skechers U.S.A., Inc. Class A (a)(c)	1,857,300	12,258
Tandy Brands Accessories, Inc. (a)(c)	550,900	7,024
Ted Baker PLC	200,000	1,000
Tommy Hilfiger Corp. (a)(c)	9,044,150	94,059
Unifirst Corp.	141,700	3,652
Velcro Industries NV	268,400	3,167
		750,569
TOTAL CONSUMER DISCRETIONARY		5,034,569
CONSUMER STAPLES - 8.4%
Beverages - 1.0%
Coca-Cola Femsa SA de CV sponsored ADR (a)	10,000	220
Constellation Brands, Inc. Class A (a)(c)	5,765,000	166,320
Hansen Natural Corp. (a)(c)	875,575	4,465
Heineken Holding NV (A Shares)	120,000	3,623
Mikuni Coca-Cola Bottling Co.	50,000	360
National Beverage Corp. (a)	705,900	9,939
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Beverages - continued
Robert Mondavi Corp. Class A (a)	325,100	$ 8,124
Shikoku Coca-Cola Bottling Co. Ltd.	200,000	1,856
		194,907
Food & Staples Retailing - 5.4%
BJ's Wholesale Club, Inc. (a)(c)	7,006,000	136,617
CVS Corp.	13,415,000	402,312
Duane Reade, Inc. (a)	530,000	8,878
Fresh Brands, Inc. (c)	510,700	7,323
Jean Coutu Group, Inc. Class A	2,000,000	21,368
Metro, Inc. Class A (sub. vtg.) (c)	6,455,000	90,113
Ministop Co. Ltd.	200,000	2,860
Safeway, Inc. (a)	17,625,000	376,294
Shoei Foods Corp.	250,000	954
Sligro Food Group NV	130,000	6,724
Village Super Market, Inc. Class A	47,600	1,190
Yaoko Co. Ltd.	10,000	130
		1,054,763
Food Products - 1.4%
American Italian Pasta Co. Class A (a)	172,900	6,932
Brioche Pasquier SA	100,000	5,317
Cagle's, Inc. Class A (a)(c)	474,700	2,326
Cranswick PLC	275,000	1,888
Dean Foods Co. (a)	750,000	22,448
Fresh Del Monte Produce, Inc.	2,718,800	75,664
Gaban Co. Ltd.	17,000	121
Greggs PLC	135,000	6,922
IAWS Group PLC:
(Ireland)	3,250,000	28,942
(United Kingdom) (Reg.)	600,000	5,433
Interstate Bakeries Corp.	1,110,100	11,367
Kerry Group PLC Class A	2,350,000	36,913
Kleeneze PLC (c)	2,700,000	4,825
Monterey Pasta Co. (a)(c)	1,408,700	6,241
Riviana Foods, Inc. (c)	897,967	26,849
Robert Wiseman Dairies PLC	200,000	723
Saputo, Inc.	556,100	11,031
Sylvan, Inc. (a)	142,100	1,482
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food Products - continued
Want Want Holdings Ltd.	6,500,000	$ 5,493
Zapata Corp. (a)(c)	238,700	13,942
		274,859
Household Products - 0.0%
The Dial Corp.	40,000	783
Personal Products - 0.1%
DSG International Ltd. (c)	512,500	2,281
IWP International PLC:
(Dublin) (Reg.)	250,000	62
(United Kingdom) (Reg.)	700,000	175
Nature's Sunshine Products, Inc. (c)	1,617,300	12,938
Nu Skin Enterprises, Inc. Class A	120,000	1,391
		16,847
Tobacco - 0.5%
DIMON, Inc. (c)	3,050,700	21,935
Loews Corp. - Carolina Group	1,493,000	37,444
RJ Reynolds Tobacco Holdings, Inc.	800,000	28,416
Standard Commercial Corp. (c)	1,349,165	23,718
		111,513
TOTAL CONSUMER STAPLES		1,653,672
ENERGY - 3.1%
Energy Equipment & Services - 1.5%
AKITA Drilling Ltd. Class A (non-vtg.)	863,500	13,531
Bolt Technology Corp. (a)(c)	439,000	1,756
CCS Income Trust unit (c)	1,375,100	22,527
Collicutt Energy Services Ltd. (a)	295,000	536
Enerflex Systems Ltd.	209,800	2,525
Ensign Resource Service Group, Inc.	1,200,000	16,624
Farstad Shipping ASA (a)	1,875,000	13,909
Foremost Industries Income Fund Trust unit (c)	543,500	2,462
Fugro NV (Certificaten Van Aandelen)	519,500	23,978
Gulf Island Fabrication, Inc. (a)	119,500	1,787
IHC Caland NV	50,000	2,578
Lufkin Industries, Inc. (c)	487,780	12,419
NQL Drilling Tools, Inc. (a)(c)	2,586,200	5,766
Offshore Logistics, Inc. (a)(c)	1,891,666	40,198
Oil States International, Inc. (a)	1,319,800	14,848
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Pason Systems, Inc. (c)	1,142,500	$ 12,206
Peak Energy Services Ltd. (a)(c)	2,961,700	4,915
Petroleum Helicopters, Inc. (a)(c)	218,200	7,201
Petroleum Helicopters, Inc. (non-vtg.) (a)	259,085	8,200
ProSafe ASA	1,100,000	20,022
RPC, Inc. (c)	2,835,000	31,355
Solstad Offshore ASA	350,000	1,947
Superior Energy Services, Inc. (a)	2,199,100	19,836
T-3 Energy Services, Inc. (a)	10,000	63
Technip-Coflexip SA	50,000	4,264
Total Energy Services Ltd. (a)(c)	2,197,300	5,055
Wenzel Downhole Tools Ltd. (a)	796,400	244
		290,752
Oil & Gas - 1.6%
Adams Resources & Energy, Inc. (c)	421,800	3,872
Castle Energy Corp. (c)	1,167,000	5,415
Compton Petroleum Corp. (a)	1,350,000	5,481
Frontline Ltd.	10,000	152
Giant Industries, Inc. (a)(c)	901,600	5,139
Holly Corp. (c)	1,015,400	28,401
Hunting PLC	1,800,000	3,376
KCS Energy, Inc. (a)(c)	3,690,400	18,526
Markwest Hydrocarbon, Inc. (a)(c)	836,330	6,130
Nissin Shoji Co. Ltd.	250,000	686
Novus Petroleum Ltd. (a)(c)	12,250,000	11,516
Oil Search Ltd.	37,360,463	22,043
Pe Ben Oilfield Services Ltd. (a)(c)	336,150	1,257
Petroleo Brasileiro SA Petrobras sponsored ADR	780,000	15,826
Petroleum Development Corp. (a)(c)	1,624,500	15,465
Repsol YPF SA sponsored ADR	900,000	14,274
Stelmar Shipping Ltd. (a)	773,600	13,051
Swift Energy Co. (a)(c)	2,728,400	30,776
Teekay Shipping Corp. (c)	2,100,000	92,568
Tsakos Energy Navigation Ltd.	325,300	4,668
Vintage Petroleum, Inc.	1,260,000	14,452
		313,074
TOTAL ENERGY		603,826
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - 14.6%
Capital Markets - 0.7%
AOT NV (a)	250,000	$ 379
Globaly Corp.	69,400	1,589
Home Capital Group, Inc. Class B (sub. vtg.) (c)	1,087,100	17,034
Investment Technology Group, Inc. (a)	2,361,000	43,867
Janus Capital Group, Inc.	1,000,000	17,500
Knight Trading Group, Inc. (a)	5,000,000	44,200
MFC Bancorp Ltd. (c)	763,800	8,028
Singer & Friedlander Group PLC	1,200,000	3,052
Van der Moolen Holding NV sponsored ADR	526,400	6,554
Vontobel Holdings AG	201,000	3,566
		145,769
Commercial Banks - 4.8%
Abbey National PLC	100,000	871
Amagerbanken AS	28,000	2,580
Amtssparekassen Fyn AS	23,440	2,128
Anglo Irish Bank Corp. PLC	4,750,360	43,665
Bank of the Ozarks, Inc. (c)	750,000	28,650
BOK Financial Corp.	1,107,227	42,739
Canadian Western Bank, Edmonton (c)	920,100	22,544
Cascade Bancorp	329,743	5,988
Cathay Bancorp, Inc. (c)	1,203,995	58,454
Century Bancorp, Inc. Class A (non-vtg.)	76,326	2,426
City National Corp.	1,320,000	66,462
DnB Holding ASA	6,550,095	33,742
DnB Holding ASA (d)	900,000	4,636
East West Bancorp, Inc.	5,600	242
First Bancorp, Puerto Rico (c)	3,950,000	119,093
Gjensidige NOR ASA	679,750	24,558
Great Southern Bancorp, Inc.	167,889	6,867
Hanmi Financial Corp. (c)	1,000,000	18,250
Harleysville National Corp., Pennsylvania	75,147	2,185
International Bancshares Corp.	314,992	12,033
Jyske Bank AS (Reg.) (a)(c)	2,200,000	89,385
Laurentian Bank of Canada	1,028,400	19,044
Local Financial Corp. (a)(c)	1,719,545	28,957
London Scottish Bank PLC	100,000	210
OKO Bank (A Shares)	1,000,000	16,866
Popular, Inc.	1,703,500	63,949
Ringerikes Sparebank (a)(c)	31,950	584
Ringkjoebing Bank (Reg.) (c)	154,600	6,738
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Commercial Banks - continued
S.Y. Bancorp, Inc.	290,700	$ 10,814
SouthTrust Corp.	3,400,000	97,444
Southwest Bancorp, Inc., Oklahoma (c)	311,116	10,301
Sparebanken More (primary capital certificate)	100,084	2,818
Sparebanken Rana (a)(c)	50,750	809
Sparebanken Rogaland (primary capital certificate) (a)	100,000	3,187
Sterling Bancorp, New York (c)	1,163,568	34,383
Sterling Bancshares, Inc.	994,005	12,266
Sydbank AS	315,000	31,936
Texas Regional Bancshares, Inc. Class A	263,500	8,690
Vestjysk Bank AS (Reg.)	10,000	1,876
Yardville National Bancorp	285,718	5,626
		943,996
Consumer Finance - 1.0%
ACE Cash Express, Inc. (a)(c)	1,017,000	14,106
Aeon Credit Service (Asia) Co. Ltd.	16,000,000	6,975
Aeon Credit Service Ltd.	10,000	307
Cattles PLC	400,000	2,102
HPSC, Inc. (a)	167,900	1,578
JCG Holdings Ltd.	32,250,000	19,021
MBNA Corp.	5,500,000	122,595
Takefuji Corp.	425,000	22,982
		189,666
Diversified Financial Services - 0.6%
California First National Bancorp (c)	640,935	6,730
CIT Group, Inc.	3,350,000	93,398
Daiko Clearing Services Co. Ltd.	100,000	290
Instinet Group, Inc.	4,092,500	19,194
Norvestia Oyj (B Shares)	225,000	3,618
		123,230
Insurance - 3.2%
Aegon NV ADR	1,050,000	13,419
Allmerica Financial Corp. (a)	229,600	5,129
American Physicians Capital, Inc. (a)(c)	587,151	14,972
CNP Assurances	350,000	14,931
Commerce Group, Inc., Massachusetts	589,200	22,419
Cotton States Life Insurance Co. (c)	612,500	5,929
Financial Industries Corp. (c)	1,302,480	19,798
IPC Holdings Ltd. (c)	3,531,000	121,502
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Montpelier Re Holdings Ltd.	150,900	$ 4,857
National Western Life Insurance Co. Class A (a)(c)	245,714	31,943
Nationwide Financial Services, Inc. Class A (c)	2,928,000	90,622
Nymagic, Inc.	34,800	706
Philadelphia Consolidated Holding Corp. (a)(c)	1,298,300	52,373
Protective Life Corp.	2,146,600	62,552
PXRE Group Ltd. (c)	1,216,500	22,019
RenaissanceRe Holdings Ltd.	3,000,000	127,770
Seibels Bruce Group, Inc. (a)	153,000	252
Standard Management Corp. (a)	358,500	1,559
UICI (a)	711,000	9,940
		622,692
Real Estate - 0.4%
Apartment Investment & Management Co. Class A	900,000	35,469
Joint Corp.	10,000	79
Melcor Developments Ltd.	7,500	203
Tejon Ranch Co. (a)(c)	1,000,000	32,350
		68,101
Thrifts & Mortgage Finance - 3.9%
Coastal Financial Corp.	267,056	3,872
Doral Financial Corp. (c)	4,275,000	187,673
Farmer Mac Class C (non-vtg.) (a)	57,866	1,481
First Mutual Bancshares, Inc. (c)	464,807	8,896
Fremont General Corp.	1,181,700	15,457
Harbor Florida Bancshares, Inc.	136,073	3,526
Hawthorne Financial Corp. (a)(c)	524,700	18,632
HMN Financial, Inc.	42,200	846
North Central Bancshares, Inc. (c)	160,600	5,841
Northern Rock PLC	500,000	5,844
Paragon Group of Companies PLC	1,700,000	8,716
Parkvale Financial Corp.	196,152	4,814
Quaker City Bancorp, Inc. (c)	410,611	16,318
Radian Group, Inc.	3,000,000	140,430
The PMI Group, Inc. (c)	8,828,700	292,495
W Holding Co., Inc.	2,465,000	47,328
		762,169
TOTAL FINANCIALS		2,855,623
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - 8.5%
Biotechnology - 0.2%
Albany Molecular Research, Inc. (a)	1,524,500	$ 23,066
Embrex, Inc. (a)(c)	809,700	7,854
		30,920
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	200,000	5,522
Bespak PLC	100,000	559
Biomet, Inc.	2,000,000	59,220
Cantel Medical Corp. (a)	133,400	1,728
CONMED Corp. (a)	42,000	864
Cooper Companies, Inc. (c)	1,750,000	61,338
Elscint Ltd. (c)	1,430,800	6,124
Exactech, Inc. (a)(c)	900,000	13,455
Huntleigh Technology PLC	1,025,000	4,802
ICU Medical, Inc. (a)(c)	1,414,400	35,530
Invacare Corp. (c)	2,201,500	77,273
Kensey Nash Corp. (a)(c)	597,500	16,180
Medical Action Industries, Inc. (a)(c)	581,275	8,213
Medstone International, Inc. (a)(c)	561,200	1,751
Memry Corp. (a)	652,800	816
Mentor Corp.	1,000,000	20,410
Mesa Laboratories, Inc. (a)(c)	301,100	2,258
Moulin International Holdings Ltd.	5,500,167	3,473
Nakanishi, Inc.	250,000	10,761
National Dentex Corp. (a)(c)	348,000	7,329
Ocular Sciences, Inc. (a)(c)	2,375,731	51,078
Orthofix International NV (a)(c)	1,173,647	38,848
ResMed, Inc. (a)	100,000	3,970
Shofu, Inc.	25,000	172
Theragenics Corp. (a)(c)	2,966,000	13,139
Utah Medical Products, Inc. (a)(c)	483,300	10,507
Young Innovations, Inc. (c)	658,330	19,348
		474,668
Health Care Providers & Services - 5.7%
Allou Health Care, Inc. Class A (a)	269,600	27
AMERIGROUP Corp. (a)	600,000	24,732
Atol Co. Ltd.	25,000	118
Cegedim SA	15,000	658
CML Healthcare, Inc. (a)	1,036,600	27,724
Corvel Corp. (a)(c)	1,125,000	41,546
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
D & K Healthcare Resources, Inc. (c)	1,146,300	$ 17,091
Dendrite International, Inc. (a)(c)	3,516,073	45,498
Health Management Associates, Inc. Class A	7,978,300	159,327
Hokuyaku, Inc.	250,000	728
Horizon Health Corp. (a)(c)	674,400	11,404
ICON PLC sponsored ADR (a)	10,000	348
IMPATH, Inc. (a)(c)	1,607,100	14,536
Inveresk Research Group, Inc. (a)	150,400	2,555
Lincare Holdings, Inc. (a)	5,000,000	182,000
Molina Healthcare, Inc. (a)	17,000	403
National Healthcare Corp. (a)(c)	908,200	18,818
OPG Groep NV (A Shares)	30,000	928
Option Care, Inc. (a)	899,045	11,238
PacifiCare Health Systems, Inc. (a)(c)	3,550,000	198,445
PDI, Inc. (a)	533,360	8,960
Priority Healthcare Corp. Class B (a)	215,000	4,435
Radiologix, Inc. (a)	326,000	1,281
RehabCare Group, Inc. (a)(c)	1,737,500	27,800
Renal Care Group, Inc. (a)(c)	4,839,436	173,107
ResCare, Inc. (a)(c)	2,050,300	8,550
Rhoen-Klinikum AG	140,000	5,823
Sun-Life Corp.	6,700	100
Trover Solutions, Inc. (a)(c)	1,112,500	6,453
U.S. Physical Therapy, Inc. (a)	228,100	3,317
United Drug PLC:
(Ireland)	2,625,000	5,844
(United Kingdom)	875,000	1,986
Universal Health Services, Inc. Class B (a)	2,000,000	102,500
		1,108,280
Pharmaceuticals - 0.2%
Alpharma, Inc. Class A	1,628,300	32,322
Far East Pharmaceutical Technology Co. Ltd.	500,000	163
KV Pharmaceutical Co. Class A (a)	500,000	14,210
SICOR, Inc. (a)	28,200	550
		47,245
TOTAL HEALTH CARE		1,661,113
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.0%
AAR Corp. (c)	1,900,000	$ 15,390
Astronics Corp. (a)(c)	604,800	2,305
Astronics Corp. Class B (a)(c)	203,193	711
CAE, Inc.	1,225,000	5,366
Cobham PLC	1,150,000	21,845
Ducommun, Inc. (a)(c)	985,000	15,711
ECC International Corp. (a)	312,500	1,316
Magellan Aerospace Corp. (a)	576,800	1,150
Mercury Computer Systems, Inc. (a)	196,322	3,893
Moog, Inc. Class A (a)	481,500	17,816
Pemco Aviation Group, Inc. (a)	100,100	2,252
Precision Castparts Corp.	600,300	19,360
The Allied Defense Group, Inc. (a)(c)	445,000	8,722
Triumph Group, Inc. (a)(c)	792,200	24,645
United Defense Industries, Inc. (a)	865,000	21,962
World Fuel Services Corp. (c)	1,216,106	29,491
		191,935
Air Freight & Logistics - 0.0%
AirNet Systems, Inc. (a)(c)	635,100	2,725
Baltrans Holdings Ltd.	6,000,000	2,212
Chuo Warehouse Co. Ltd.	300,000	1,742
		6,679
Airlines - 0.3%
America West Holding Corp. Class B (a)(c)	2,106,500	16,325
Atlantic Coast Airlines Holdings, Inc. (a)	700,400	5,302
Frontier Airlines, Inc. (a)	811,300	10,368
Mesaba Holdings, Inc. (a)(c)	2,032,011	15,342
Midwest Express Holdings, Inc. (a)(c)	1,551,700	6,005
Transat A.T., Inc. (a)	701,800	2,374
		55,716
Building Products - 0.6%
Aaon, Inc. (a)(c)	770,164	13,794
American Woodmark Corp.	152,800	7,693
Beltecno Corp.	125,000	282
Domco Tarkett, Inc.	631,300	3,372
Drew Industries, Inc. (a)(c)	959,000	18,317
Kingspan Group PLC:
(Ireland)	1,000,000	3,283
(United Kingdom)	3,300,000	10,864
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Building Products - continued
Kondotec, Inc.	275,000	$ 1,289
Maezawa Kasei Industries Co. Ltd.	350,000	3,588
Miyako, Inc.	22,000	82
NCI Building Systems, Inc. (a)(c)	1,873,000	33,171
Nichiha Corp.	300,000	2,175
Nippon Filing Co. Ltd.	100,000	272
Patrick Industries, Inc. (c)	273,280	1,858
Royal Group Technologies Ltd. (sub. vtg.) (a)	696,000	5,141
Toami Corp. (c)	350,000	1,335
USG Corp. (a)	600,000	9,114
		115,630
Commercial Services & Supplies - 1.2%
Caldwell Partners International, Inc. Class A (non-vtg.) (a)	187,700	219
Compudyne Corp. (a)(c)	469,728	4,538
CompX International, Inc. Class A	137,700	720
Copart, Inc. (a)	2,147,601	20,123
CSS Stellar PLC	50,000	91
Hoan Kogyo Co. Ltd.	500,000	1,020
Hudson Highland Group, Inc. (a)	5,000	108
Imagistics International, Inc. (a)	705,300	20,242
Informatics Holdings Ltd.	850,000	408
Integrated Alarm Services Group, Inc. (a)	100,000	926
Kyoshin Co. Ltd.	13,500	53
Mitie Group PLC	1,250,000	2,525
New Horizons Worldwide, Inc. (a)(c)	1,019,900	6,150
Nishio Rent All Co. Ltd.	500,000	3,774
On Assignment, Inc. (a)(c)	2,526,418	13,693
Penna Consulting PLC	700,000	1,414
RCM Technologies, Inc. (a)(c)	1,053,000	4,201
Refac (a)	75,900	373
Reliance Security Group Ltd.	252,500	2,561
RemedyTemp, Inc. Class A (a)(c)	847,400	9,406
Right Management Consultants, Inc. (a)(c)	1,231,350	17,337
Roto Smeets de Boer NV (c)	270,920	7,235
Samas Groep NV (Certificaten Van Aandelen)	250,000	1,209
Shingakukai Co. Ltd.	200,000	748
SHL Group PLC	250,000	235
SOURCECORP, Inc. (a)(c)	1,696,600	40,549
Spherion Corp. (a)(c)	5,918,800	45,220
Tanabe Management Consulting Co.	200,000	567
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Trio-Tech International (a)(c)	285,900	$ 786
United Services Group NV	95,261	1,264
Up, Inc. (c)	450,000	1,788
Valassis Communications, Inc. (a)	603,200	17,077
Wao Corp. (c)	450,000	713
Watson Wyatt & Co. Holdings Class A (a)	446,100	10,260
Wesco, Inc.	200,000	401
Wyndeham Press Group PLC (c)	2,850,000	5,620
		243,554
Construction & Engineering - 2.3%
Aoki Marine Co. Ltd.	126,000	172
Badger Daylighting, Inc. (a)(c)	1,170,300	950
Chodai Co. Ltd.	200,000	461
Dai-Dan Co. Ltd.	100,000	406
Dycom Industries, Inc. (a)(c)	2,400,000	40,824
EMCOR Group, Inc. (a)(c)	1,499,072	61,912
Flint Energy Services Ltd. (a)	25,000	346
Heijmans NV (c)	1,500,277	30,904
Hibiya Engineering Ltd.	1,500,000	9,468
Imtech NV	250,000	4,905
Jacobs Engineering Group, Inc. (a)	2,500,000	109,600
Japan Engineering Consultants Co. Ltd.	300,000	421
Japan Steel Tower Co. Ltd.	500,000	726
Kaneshita Construction Co. Ltd.	465,000	1,755
Kawasaki Setsubi Kogyo Co. Ltd. (a)	200,000	416
Kier Group PLC	120,000	1,106
Komai Tekko, Inc.	100,000	205
Koninklijke BAM Groep NV	600,000	13,425
Koninklijke Volker Wessels Stevin NV (Certificaten Van Aandelen) (c)	2,400,000	53,216
Matsui Construction Co. Ltd.	400,000	1,012
Matsuo Bridge Co. Ltd.	500,000	829
Peterhouse Group PLC	125,000	548
Sanshin Corp.	250,000	243
Sanyo Engineering & Construction, Inc.	1,000,000	2,405
Shaw Group, Inc. (a)	650,000	5,532
Stantec, Inc. (a)(c)	1,833,300	25,463
Taihei Dengyo Kaisha Ltd.	100,000	249
Takada Kiko Co. Ltd.	700,000	2,555
Takigami Steel Construction Co. Ltd.	300,000	839
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Technical Olympic SA (Reg.)	1,750,000	$ 8,619
URS Corp. (a)(c)	2,837,600	56,752
Yokogawa Bridge Corp.	1,000,000	3,633
Yokogawa Construction Co. Ltd.	300,000	863
Yurtec Corp.	1,150,000	3,300
		444,060
Electrical Equipment - 1.4%
Acuity Brands, Inc. (c)	4,147,700	75,281
Aichi Electric Co. Ltd.	1,000,000	1,062
AZZ, Inc. (a)(c)	526,700	5,783
BTU International, Inc. (a)(c)	694,500	1,368
Byd Co. Ltd. (H Shares)	100,000	248
C&D Technologies, Inc. (c)	2,559,400	38,519
Channell Commercial Corp. (a)(c)	650,124	3,608
Chase Corp. (c)	400,000	4,720
Deswell Industries, Inc. (c)	877,150	17,534
Draka Holding NV (a)	1,025,000	12,090
General Cable Corp. (c)	3,317,500	23,554
Genlyte Group, Inc. (a)(c)	1,362,700	50,761
Koito Industries Ltd.	1,000,000	2,837
Kyosan Electric Manufacturing Co. Ltd.	500,000	1,522
LSI Industries, Inc.	109,149	1,303
Roper Industries, Inc.	500,000	19,950
TB Wood's Corp. (c)	417,200	3,338
Volex Group PLC (a)	500,000	704
		264,182
Industrial Conglomerates - 0.8%
DCC PLC:
(Ireland) (c)	3,812,200	42,650
(United Kingdom) (c)	4,550,000	51,602
Send Group PLC (a)(c)	1,000,000	910
Teleflex, Inc.	1,505,400	68,842
		164,004
Machinery - 1.4%
Actuant Corp. Class A (a)	319,700	15,569
AddTech AB (B Shares)	275,000	1,263
Cascade Corp. (c)	909,600	17,592
Collins Industries, Inc.	210,800	675
Denyo Co. Ltd.	250,000	1,037
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - continued
DT Industries, Inc. (a)(c)	1,460,975	$ 2,120
Gardner Denver, Inc. (a)(c)	1,568,400	34,724
Gehl Co. (a)(c)	635,000	6,928
Graco, Inc.	500,000	18,225
Hardinge, Inc.	160,200	1,299
Hurco Companies, Inc. (a)(c)	387,428	872
Interpump Group Spa	125,000	535
Met-Pro Corp.	210,800	3,223
Munters AB	25,000	521
NACCO Industries, Inc. Class A	290,200	21,257
Pfeiffer Vacuum Technology AG sponsored ADR	204,129	5,511
Quipp, Inc. (a)(c)	141,500	1,610
Quixote Corp. (c)	590,000	14,166
Reliance Steel & Aluminum Co.	517,600	11,594
Sansei Yusoki Co. Ltd.	959,000	3,707
Supreme Industries, Inc. Class A (a)	421,300	2,085
The Oilgear Co. (a)(c)	190,000	428
Todd Shipyards Corp.	194,600	3,114
Trifast PLC	316,996	380
Trinity Industries, Inc. (c)	4,597,200	104,310
Twin Disc, Inc.	78,700	1,251
Valmont Industries, Inc.	73,600	1,550
Velan, Inc. (sub. vtg.) (c)	385,300	3,249
		278,795
Marine - 0.0%
Ocean Wilsons Holdings Ltd.	600,000	1,019
Tokyo Kisen Co. Ltd. (c)	530,000	1,503
		2,522
Road & Rail - 1.3%
Arkansas Best Corp. (c)	1,450,969	40,148
Boyd Brothers Transportation, Inc. (a)(c)	155,299	733
Daiwa Logistics Co. Ltd. (a)	400,000	1,626
Frozen Food Express Industries, Inc. (a)	214,187	822
Genesee & Wyoming, Inc. Class A (a)(c)	881,100	19,745
Hutech Norin Co. Ltd.	25,000	255
Japan Logistic Systems Corp.	300,000	702
Marten Transport Ltd. (a)(c)	671,550	12,759
Old Dominion Freight Lines, Inc. (a)(c)	1,531,950	49,022
P.A.M. Transportation Services, Inc. (a)(c)	1,128,025	25,358
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Road & Rail - continued
Sakai Moving Service Co. Ltd. (a)	14,000	$ 173
SCS Transportation, Inc. (a)(c)	901,547	13,532
Trancom Co. Ltd.	500,000	5,267
USF Corp. (c)	2,701,200	85,088
Vitran Corp., Inc. Class A (a)	70,800	565
		255,795
Trading Companies & Distributors - 0.2%
Bergman & Beving AB (B Shares)	275,000	1,541
Brammer PLC	300,000	609
Grafton Group PLC unit	650,000	3,033
Heiton Group PLC	824,909	2,996
Inaba Denki Sangyo Co. Ltd.	900,000	11,130
Mitani Sangyo Co. Ltd.	200,000	383
Richelieu Hardware Ltd.	547,000	6,580
Russel Metals, Inc.	130,142	527
SIG PLC	750,000	3,562
Uehara Sei Shoji Co. Ltd.	1,050,000	2,456
Wakita & Co. Ltd.	850,000	3,736
		36,553
Transportation Infrastructure - 0.0%
Isewan Terminal Service Co. Ltd.	1,000,000	2,140
Meiko Transportation Co. Ltd.	500,000	1,410
		3,550
TOTAL INDUSTRIALS		2,062,975
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 1.9%
Aastra Technologies Ltd. (a)(c)	1,691,760	15,785
Applied Innovation, Inc. (a)(c)	907,518	4,946
Bel Fuse, Inc.:
Class A	381,500	8,755
Class B	47,300	1,193
Black Box Corp. (c)	2,025,025	82,014
Blonder Tongue Laboratories, Inc. (a)(c)	511,500	1,100
Brocade Communications Systems, Inc. (a)	25,000	140
Brooktrout, Inc. (a)(c)	1,231,100	9,036
Cable Design Technologies Corp. (a)	1,807,100	11,656
ClearOne Communications, Inc. (a)(c)	951,600	2,189
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Communications Systems, Inc. (c)	561,081	$ 4,489
Comverse Technology, Inc. (a)	4,600,077	67,851
Ditech Communications Corp. (a)(c)	2,463,500	16,210
ECI Telecom Ltd. (a)	2,604,500	8,230
ECtel Ltd. (a)(c)	1,619,500	10,851
Intracom SA (Reg.)	200,000	1,597
Optical Cable Corp. (a)	214,208	1,540
Optical Communication Products, Inc.	20,700	38
Plantronics, Inc. (a)	407,000	9,866
ROHN Industries, Inc. (a)(c)	3,761,500	639
Sunrise Telecom, Inc. (a)	967,316	2,031
Tellabs, Inc. (a)	16,900,000	113,737
Twentsche Kabel Holding NV	250,000	4,219
Wireless Telecom Group, Inc. (c)	1,687,300	4,269
		382,381
Computers & Peripherals - 1.5%
Datapulse Technology Ltd.	3,550,000	575
Dataram Corp. (a)(c)	853,800	3,082
Electronics for Imaging, Inc. (a)(c)	4,700,457	98,710
Gateway, Inc. (a)(c)	19,700,400	100,669
InFocus Corp. (a)(c)	3,936,100	18,145
Logitech International SA sponsored ADR (a)	1,500,000	43,064
Qualstar Corp. (a)(c)	1,223,203	6,526
SBS Technologies, Inc. (a)(c)	1,431,700	16,078
		286,849
Electronic Equipment & Instruments - 3.7%
Acal PLC	100,000	885
Artesyn Technologies, Inc. (a)	742,564	5,332
Blick PLC	1,000,000	3,501
CDW Corp.	1,000,000	47,880
CTS Corp. (c)	3,415,000	39,443
Daidensha Co. Ltd.	100,000	328
Elec & Eltek International Co. Ltd.	179,664	375
Elec & Eltek International Holdings Ltd.	12,000,000	1,816
Global Imaging Systems, Inc. (a)(c)	1,468,157	37,423
GTSI Corp. (a)(c)	818,240	7,471
Kingboard Chemical Holdings Ltd.	27,000,000	23,367
Kingboard Chemical Holdings Ltd. warrants 12/31/03 (a)	1,099,800	154
Lagercrantz Group AB (B Shares)	300,000	786
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Leitch Technology Corp. (a)	204,700	$ 672
Linx Printing Technologies PLC (c)	1,499,961	7,027
Mettler-Toledo International, Inc. (a)	1,400,000	48,860
MOCON, Inc. (c)	331,401	2,582
NU Horizons Electronics Corp. (a)(c)	1,576,500	10,531
Optimal Robotics Corp. Class A (a)(c)	1,300,600	9,039
Orbotech Ltd. (c)	3,196,085	50,338
Oxford Instruments PLC	350,000	1,056
Perceptron, Inc. (a)(c)	786,523	4,758
Pioneer Standard Electronics, Inc. (c)	1,893,811	17,006
Rotork PLC	175,000	975
Roxboro Group PLC	161,885	628
SAES Getters Spa sponsored ADR	1,373,000	8,120
ScanSource, Inc. (a)(c)	1,177,000	39,500
Scientific Technologies, Inc. (a)	157,600	709
Scribona AB (B Shares) (a)	219,502	267
SED International Holdings, Inc. (a)(c)	480,000	326
Shinko Shoji Co. Ltd.	50,000	228
Sigmatron International, Inc. (a)(c)	288,100	3,716
Silent Witness Enterprises Ltd. (a)(c)	750,100	2,805
Solectron Corp. (a)	20,605,800	105,296
Somera Communications, Inc. (a)(c)	4,507,316	7,482
Spectrum Control, Inc. (a)(c)	1,314,400	7,584
Taitron Components, Inc. Class A (a)(c)	487,700	522
Tech Data Corp. (a)(c)	5,665,600	177,333
Technitrol, Inc. (a)	372,600	6,994
TT electronics PLC (c)	9,500,000	20,799
Varitronix International Ltd.	8,000,000	6,770
Wong's International Holdings Ltd.	502,587	89
Zomax, Inc. (a)(c)	3,227,309	12,457
		723,230
Internet Software & Services - 0.1%
Keynote Systems, Inc. (a)	1,132,167	11,809
RWD Technologies, Inc. (a)(c)	1,338,101	2,756
		14,565
IT Services - 4.8%
Affiliated Computer Services, Inc. Class A (a)	2,000,000	99,100
Altran Technologies SA	200,000	2,105
Carreker Corp. (a)(c)	2,354,100	10,476
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computer Sciences Corp. (a)	5,000,000	$ 202,850
Concord EFS, Inc. (a)	8,032,100	109,317
Convergys Corp. (a)	2,200,000	37,114
CSG Systems International, Inc. (a)(c)	3,596,148	54,266
Daitec Co. Ltd. (c)	457,000	5,269
eFunds Corp. (a)	2,004,881	22,415
Emblaze Ltd. (a)	50,000	93
Exact Holdings NV (a)	435,000	8,217
Forrester Research, Inc. (a)(c)	1,260,126	21,296
infoUSA, Inc. (a)(c)	3,015,485	27,139
InterCept, Inc. (a)	146,520	1,568
Lightbridge, Inc. (a)	258,900	2,568
Ordina NV	375,000	2,673
Perot Systems Corp. Class A (a)(c)	7,671,400	83,235
PinkRoccade NV	50,000	506
Sabre Holdings Corp. Class A (c)	8,400,000	193,872
Technology Solutions Co. (a)(c)	3,295,775	3,362
The BISYS Group, Inc. (a)	3,250,000	53,788
Tier Technologies, Inc. Class B (a)	544,394	5,493
		946,722
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	500,000	38,790
Semiconductors & Semiconductor Equipment - 1.5%
BE Semiconductor Industries NV (NY Shares) (a)(c)	3,155,900	20,040
Catalyst Semiconductor, Inc. (a)	176,285	1,146
Cohu, Inc.	659,400	13,076
Diodes, Inc. (a)(c)	791,900	16,115
DuPont Photomasks, Inc. (a)(c)	1,157,967	23,727
ELMOS Semiconductor AG (a)	75,000	717
ESS Technology, Inc. (a)	500,000	4,330
Intest Corp. (a)(c)	868,000	4,114
Lattice Semiconductor Corp. (a)(c)	10,622,900	82,540
Melexis NV	1,360,868	11,583
MIPS Technologies, Inc.:
Class A (a)	167,300	532
Class B (a)	1,212,791	3,723
Nanometrics, Inc. (a)(c)	1,049,200	8,236
Pericom Semiconductor Corp. (a)(c)	2,009,299	18,134
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Reliability, Inc. (a)(c)	666,700	$ 800
Siliconix, Inc. (a)(c)	2,036,488	87,060
		295,873
Software - 2.1%
Ansys, Inc. (a)(c)	1,474,000	49,733
Catapult Communications Corp. (a)	109,506	1,336
Check Point Software Technologies Ltd. (a)	600,000	10,674
CI Technologies Group Ltd.	1,100,000	849
Compuware Corp. (a)(c)	26,824,896	138,148
FJA AG	100,000	3,064
Geac Computer Corp. Ltd. (a)	2,738,100	9,810
GSE Systems, Inc. (a)(c)	297,600	452
Inet Technologies, Inc. (a)	1,179,685	13,118
MetaSolv, Inc. (a)(c)	3,719,003	8,368
NDS Group PLC sponsored ADR (a)	480,000	6,936
NetScout Systems, Inc. (a)	736,259	4,101
Netsmart Technologies, Inc. (a)	17,600	100
ORC Software AB	25,000	206
Pegasystems, Inc. (a)	310,838	2,213
Pervasive Software, Inc. (a)(c)	1,698,100	10,189
Phoenix Technologies Ltd. (a)	826,588	4,530
Planit Holdings PLC	1,500,000	592
Renaissance Learning, Inc. (a)	323,690	7,966
Reynolds & Reynolds Co. Class A	2,750,900	79,556
Royalblue Group PLC	10,000	67
Software AG (Bearer) (a)	150,000	2,650
Software Innovation ASA (a)	100,000	161
Synopsys, Inc. (a)	700,000	43,757
TTI Team Telecom International Ltd. (a)(c)	1,172,000	5,860
Unit 4 Agresso NV (a)	250,000	2,108
VISMA ASA	20,000	147
		406,691
TOTAL INFORMATION TECHNOLOGY		3,095,101
MATERIALS - 4.8%
Chemicals - 1.5%
Aronkasei Co. Ltd.	750,000	2,009
Bairnco Corp. (c)	900,900	5,207
Celanese AG (c)	2,993,907	83,350
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
CPAC, Inc. (c)	577,200	$ 3,440
Cytec Industries, Inc. (a)	500,000	19,310
Engelhard Corp.	1,525,000	40,077
FMC Corp. (a)(c)	1,820,690	43,514
Givaudan AG	10,000	4,096
Hercules, Inc. (a)	3,838,100	43,831
Nihon Kagaku Sangyo Co. Ltd.	200,000	509
Octel Corp. (c)	1,431,800	21,047
OM Group, Inc.	50,000	696
Solutia, Inc.	5,192,445	6,335
Spartech Corp.	1,292,500	29,379
Summa Industries, Inc. (a)(c)	423,052	3,088
Tokyo Printing Ink Manufacturing Co. Ltd.	375,000	849
		306,737
Construction Materials - 1.7%
Asahi Concrete Works Co. Ltd. (c)	1,150,000	2,985
Brampton Brick Ltd. Class A (sub. vtg.) (a)(c)	794,200	7,665
Centex Construction Products, Inc. (c)	1,031,800	46,431
Continental Materials Corp. (a)	21,900	504
Devcon International Corp. (a)(c)	375,700	2,513
Lafarge North America, Inc. (c)	7,247,036	242,776
Martin Marietta Materials, Inc.	275,500	10,552
Monarch Cement Co.	10,300	184
Readymix PLC	150,000	278
Texas Industries, Inc.	650,100	15,544
		329,432
Containers & Packaging - 0.5%
Airspray NV	88,400	1,889
Bemis Co., Inc.	156,200	6,981
Caraustar Industries, Inc. (a)	988,426	8,856
Crown Holdings, Inc. (a)	1,000,000	7,470
Mod-Pacific Corp. (a)(c)	302,400	2,434
Mod-Pacific Corp. Class B (a)(c)	101,596	818
Nippon Steel Drum Co. Ltd.	100,000	246
Peak International Ltd. (a)(c)	1,375,700	7,429
Silgan Holdings, Inc. (a)(c)	1,808,300	57,775
		93,898
Metals & Mining - 0.7%
Chubu Steel Plate Co. Ltd.	1,000,000	1,078
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - continued
Cleveland-Cliffs, Inc. (a)(c)	567,500	$ 11,180
Commonwealth Industries, Inc.	12,102	58
Harris Steel Group, Inc. Class A (non-vtg.)	445,100	6,103
Industrias Penoles SA de CV	3,082,400	6,043
Major Drilling Group International, Inc. (a)(c)	1,500,000	5,876
MAXXAM, Inc. (a)(c)	553,400	7,554
Metalrax Group PLC	4,600,000	6,183
Northwest Pipe Co. (a)(c)	651,919	9,551
Novamerican Steel, Inc. (a)	2,700	20
Richmont Mines, Inc. (a)	273,900	882
Salzgitter AG	100,000	844
Sons of Gwalia Ltd.	250,000	478
UK Coal PLC (c)	12,529,900	19,767
USEC, Inc. (c)	8,000,000	58,160
		133,777
Paper & Forest Products - 0.4%
Buckeye Technologies, Inc. (a)(c)	2,201,200	17,610
Crown Van Gelder (CVG) (non-vtg.)	200,000	2,586
M-real Oyj (B Shares)	6,000,000	49,249
Noda Corp.	100,000	344
Sino-Forest Corp. Class A (sub. vtg.) (a)(c)	7,403,400	13,710
		83,499
TOTAL MATERIALS		947,343
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc. (c)	498,220	10,313
Cable & Wireless PLC sponsored ADR	2,004,800	11,066
City Telecom (HK) Ltd. (CTI)	4,100,000	1,341
XETA Technologies, Inc. (a)(c)	929,969	5,310
		28,030
Wireless Telecommunication Services - 0.3%
Cosmote Mobile Telecommunications SA	1,650,000	18,924
Debitel AG	10,000	88
Metro One Telecommunications, Inc. (a)(c)	2,469,785	10,027
MobileOne Ltd.	1,000,000	841
SmarTone Telecommunications Holdings Ltd.	13,000,000	15,918
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Tele Nordeste Celular Participacoes SA sponsored ADR	273,500	$ 4,526
Turkcell Iletisim Hizmet AS sponsored ADR (a)	325,500	5,192
		55,516
TOTAL TELECOMMUNICATION SERVICES		83,546
UTILITIES - 0.2%
Electric Utilities - 0.1%
CenterPoint Energy, Inc.	1,350,000	10,895
Maine & Maritimes Corp. (c)	99,100	3,201
		14,096
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,700,000	4,526
Keiyo Gas Co. Ltd.	25,000	68
Otaki Gas Co. Ltd.	525,000	1,315
Southwestern Energy Co. (a)	394,600	5,998
		11,907
Multi-Utilities & Unregulated Power - 0.0%
Sierra Pacific Resources (a)	825,000	4,249
Water Utilities - 0.0%
Wedeco AG Water Technology (a)	70,000	956
TOTAL UTILITIES		31,208
TOTAL COMMON STOCKS (Cost $13,945,189)		18,028,976
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Constellation Brands, Inc. (depositary shares) Series A, 5.75%	223,400	5,825
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles Apparel & Luxury Goods - 0.0%
Hugo Boss AG	25,000	$ 413
TOTAL PREFERRED STOCKS (Cost $5,889)		6,238
Convertible Bonds - 0.2%
	Principal Amount (000s)
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
ResCare, Inc. 6% 12/1/04	$ 6,785	6,412
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Natural MicroSystems Corp. 5% 10/15/05	5,000	3,725
Electronic Equipment & Instruments - 0.0%
Trans Lux Corp. 7.5% 12/1/06	500	410
Semiconductors & Semiconductor Equipment - 0.2%
Conexant Systems, Inc. 4% 2/1/07	31,950	26,918
TOTAL INFORMATION TECHNOLOGY		31,053
TOTAL CONVERTIBLE BONDS (Cost $31,218)		37,465
Money Market Funds - 9.0%
	Shares
Fidelity Cash Central Fund, 1.12% (b)	1,606,784,719	1,606,785
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	162,678,345	162,678
TOTAL MONEY MARKET FUNDS (Cost $1,769,463)		1,769,463
Cash Equivalents - 0.0%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.04%, dated 7/31/03 due 8/1/03) (Cost $2,283)	2,283	$ 2,283
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $15,754,042)		19,844,425
NET OTHER ASSETS - (1.3)%		(245,171)
NET ASSETS - 100%		$ 19,599,254
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $8,895,000 or 0.0% of net assets.

Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.7%
Canada	3.0%
United Kingdom	2.3%
Bermuda	1.7%
Ireland	1.3%
Netherlands	1.2%
Others (individually less than 1%)	5.8%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $5,629,927,000 and $3,364,556,000.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $725,000 for the period.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $6,541,000. The weighted average interest rate was 1.43%. At period end there were no interfund loans outstanding.

Income Tax Information
The fund hereby designates approximately $221,858,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.
At July 31, 2003, the fund had a capital loss carryforward of approximately $69,908,000 all of which will expire on July 31, 2011.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $157,331 and repurchase agreements of $2,283)(cost $15,754,042) - See accompanying schedule		$ 19,844,425
Foreign currency held at value (cost $ 2,111)		2,112
Receivable for investments sold		39,314
Receivable for fund shares sold		41,444
Dividends receivable		8,427
Interest receivable		2,179
Redemption fees receivable		7
Other receivables		187
Total assets		19,938,095

Liabilities
Payable for investments purchased	$ 145,573
Payable for fund shares redeemed	15,130
Accrued management fee	12,070
Other payables and accrued expenses	3,390
Collateral on securities loaned, at value	162,678
Total liabilities		338,841

Net Assets		$ 19,599,254
Net Assets consist of:
Paid in capital		$ 15,596,555
Undistributed net investment income		6,455
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(94,335)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,090,579
Net Assets, for 651,639 shares outstanding		$ 19,599,254
Net Asset Value, offering price and redemption price per share ($19,599,254 ÷ 651,639 shares)		$ 30.08

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2003

Investment Income
Dividends (including $62,448 received from affiliated issuers)		$ 139,969
Interest		22,710
Security lending		2,489
Total income		165,168

Expenses
Management fee Basic fee	$ 98,783
Performance adjustment	21,604
Transfer agent fees	36,983
Accounting and security lending fees	1,146
Non-interested trustees' compensation	61
Appreciation in deferred trustee compensation account	16
Custodian fees and expenses	1,079
Registration fees	448
Audit	117
Legal	61
Interest	1
Miscellaneous	146
Total expenses before reductions	160,445
Expense reductions	(3,251)	157,194
Net investment income (loss)		7,974
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(281,078) on sales of investments in affiliated issuers)	(88,741)
Foreign currency transactions	208
Total net realized gain (loss)		(88,533)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,504,264
Assets and liabilities in foreign currencies	97
Total change in net unrealized appreciation (depreciation)		2,504,361
Net gain (loss)		2,415,828
Net increase (decrease) in net assets resulting from operations		$ 2,423,802

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,974	$ 46,484
Net realized gain (loss)	(88,533)	420,991
Change in net unrealized appreciation (depreciation)	2,504,361	(283,453)
Net increase (decrease) in net assets resulting from operations	2,423,802	184,022
Distributions to shareholders from net investment income	(17,590)	(65,314)
Distributions to shareholders from net realized gain	(316,609)	(618,513)
Total distributions	(334,199)	(683,827)
Share transactions Net proceeds from sales of shares	4,991,514	8,532,199
Reinvestment of distributions	324,933	662,583
Cost of shares redeemed	(3,473,797)	(3,309,654)
Net increase (decrease) in net assets resulting from share transactions	1,842,650	5,885,128
Redemption fees	3,491	6,230
Total increase (decrease) in net assets	3,935,744	5,391,553

Net Assets
Beginning of period	15,663,510	10,271,957
End of period (including undistributed net investment income of $6,455 and undistributed net investment income of $23,633, respectively)	$ 19,599,254	$ 15,663,510
Other Information Shares
Sold	190,743	305,336
Issued in reinvestment of distributions	12,565	26,455
Redeemed	(138,309)	(122,578)
Net increase (decrease)	64,999	209,213

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 26.70	$ 27.22	$ 23.93	$ 24.27	$ 25.87
Income from Investment Operations
Net investment income (loss) C	.01	.09 E	.22	.13	.12
Net realized and unrealized gain (loss)	3.93	1.08 E	6.65	.87	.42
Total from investment operations	3.94	1.17	6.87	1.00	.54
Distributions from net investment income	(.03)	(.16)	(.16)	(.15)	(.20)
Distributions from net realized gain	(.54)	(1.54)	(3.43)	(1.19)	(1.94)
Total distributions	(.57)	(1.70)	(3.59)	(1.34)	(2.14)
Redemption fees added to paid in capital C	.01	.01	.01	- F	- F
Net asset value, end of period	$ 30.08	$ 26.70	$ 27.22	$ 23.93	$ 24.27
Total Return A, B	15.14%	4.79%	32.36%	4.57%	3.72%
Ratios to Average Net Assets D
Expenses before expense reductions	1.03%	.99%	1.02%	.81%	1.09%
Expenses net of voluntary waivers, if any	1.03%	.99%	1.02%	.81%	1.09%
Expenses net of all reductions	1.01%	.97%	1.00%	.80%	1.08%
Net investment income (loss)	.05%	.34% E	.92%	.58%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 19,599	$ 15,664	$ 10,272	$ 6,080	$ 7,702
Portfolio turnover rate	23%	26%	44%	15%	24%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the former sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Effective August 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

F Amount represents less than $.01 per-share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Low-Priced Stock Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Annual Report

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from net investment income for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 5,285,794
Unrealized depreciation	(1,198,014)
Net unrealized appreciation (depreciation)	4,087,780
Undistributed ordinary income	1,186
Capital loss carryforward	(69,908)

Cost for federal income tax purposes	$ 15,756,645

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 112,341	$ 157,153
Long-term Capital Gains	221,858	526,674
Total	$ 334,199	$ 683,827

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

2. Operating Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annual management fee rate, including the performance adjustment, was .77% of the fund's average net assets.

Sales Load. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR, received sales charges of $3,632 on sales of shares of the fund all of which was retained. Effective June 23, 2003, the fund's sales charge was eliminated.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $14,899 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,090 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $8 and $153, respectively.

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Aaon, Inc.	$ 315	$ 5,620	$ -	$ 13,794
AAR Corp.	2,087	-	-	15,390
Aastra Technologies Ltd.	9,740	-	-	15,785
Abbey PLC	-	-	829	21,453
ACE Cash Express, Inc.	758	-	-	14,106
Action Performance Companies, Inc.	12,550	-	-	33,428
Acuity Brands, Inc.	164	-	2,485	75,281
Adams Resources & Energy, Inc.	-	-	55	3,872
Advanced Marketing Services, Inc.	-	-	77	21,977
AirNet Systems, Inc.	543	-	-	2,725
Allou Health Care, Inc. Class A	-	282	-	-
Alpharma, Inc. Class A	-	15,412	-	-
AlphaStar Insurance Group Ltd.	-	10,194	-	-
America West Holding Corp. Class B	-	4,493	-	16,325
American Eagle Outfitters, Inc.	9,413	19,401	-	80,441
American Physicians Capital, Inc.	-	1,450	-	14,972
Ansys, Inc.	-	-	-	49,733
Applebee's International, Inc.	-	-	335	178,028
Applied Innovation, Inc.	822	-	-	4,946
ARK Restaurants Corp.	-	-	-	1,815
Arkansas Best Corp.	5,842	901	227	40,148
ArvinMeritor, Inc.	19,796	1,399	2,302	114,740
Asahi Concrete Works Co. Ltd.	-	-	65	2,985
Ask Central PLC	1,428	-	-	13,343
Astronics Corp.	13	-	-	2,305
Astronics Corp. Class B	-	-	-	711
Atlantic Tele-Network, Inc.	-	-	336	10,313
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
AudioCodes Ltd.	$ 914	$ 5,078	$ -	$ -
AZZ, Inc.	279	-	-	5,783
Badger Daylighting, Inc.	132	-	-	950
Bairnco Corp.	-	-	180	5,207
Bank of the Ozarks, Inc.	-	46	324	28,650
BE Semiconductor Industries NV (NY Shares)	3,176	-	-	20,040
Benihana, Inc.	133	-	-	4,711
Benihana, Inc. Class A	651	-	-	5,897
BJ's Wholesale Club, Inc.	86,053	-	-	136,617
Black Box Corp.	-	-	304	82,014
Blair Corp.	-	859	466	17,015
Blonder Tongue Laboratories, Inc.	248	-	-	1,100
Blyth, Inc.	18,759	9,447	839	90,119
BMTC Group, Inc. Class A (sub. vtg.)	-	-	113	21,652
Bolt Technology Corp.	520	-	-	1,756
Boston Acoustics, Inc.	1,777	-	100	4,765
Boyd Brothers Transportation, Inc.	77	-	-	733
Brampton Brick Ltd. Class A (sub. vtg.)	154	-	-	7,665
Brass Eagle, Inc.	327	-	-	3,523
Brookstone Co., Inc.	-	-	-	19,158
Brooktrout, Inc.	-	91	-	9,036
BTU International, Inc.	6	-	-	1,368
Buckeye Technologies, Inc.	2,615	-	-	17,610
Bush Industries, Inc. Class A	29	261	102	5,419
C&D Technologies, Inc.	813	2,492	140	38,519
Cagle's, Inc. Class A	-	-	-	2,326
California First National Bancorp	954	-	25	6,730
Canadian Western Bank, Edmonton	-	591	249	22,544
Carreker Corp.	1,196	-	-	10,476
Cascade Corp.	1,216	3,007	255	17,592
Castle Energy Corp.	-	-	233	5,415
Cathay Bancorp, Inc.	725	-	669	58,454
Cato Corp. Class A	-	-	1,187	46,720
CCS Income Trust unit	1,034	383	1,361	22,527
CD Bramall PLC	-	-	534	27,940
CEC Entertainment, Inc.	32,846	-	-	91,443
Celanese AG	8,779	-	-	83,350
Centex Construction Products, Inc.	1,387	1,195	206	46,431
Championship Auto Racing Teams, Inc.	2,122	-	-	2,487
Channell Commercial Corp.	996	-	-	3,608
Charlotte Russe Holding, Inc.	13,034	-	-	26,121
Chase Corp.	-	-	108	4,720
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Chase Industries, Inc.	$ -	$ -	$ -	$ -
Cherokee, Inc.	-	1,015	-	14,115
Chime Communications PLC	673	-	-	4,378
Chromcraft Revington, Inc.	-	-	-	12,636
ClearOne Communications, Inc.	3,058	2,478	-	2,189
Cleveland-Cliffs, Inc.	366	7,165	-	11,180
Coastcast Corp.	-	-	-	1,450
Cobra Electronics Corp.	-	-	-	3,694
Coldwater Creek, Inc.	270	1,308	-	17,680
Cole National Corp. Class A	-	1,736	-	-
Communications Systems, Inc.	1,104	-	58	4,489
Compudyne Corp.	485	64	-	4,538
Compuware Corp.	19,334	12,288	-	138,148
Constellation Brands, Inc. Class A	50,989	24,798	-	166,320
Cooper Companies, Inc.	6,092	1,125	53	61,338
Corvel Corp.	-	-	-	41,546
Cotelligent, Inc.	-	1,141	-	-
Cotton States Life Insurance Co.	-	-	98	5,929
CPAC, Inc.	-	-	162	3,440
CSG Systems International, Inc.	10,990	-	-	54,266
CTS Corp.	608	-	404	39,443
D & K Healthcare Resources, Inc.	4,875	-	30	17,091
D.R. Horton, Inc.	10,879	-	2,568	286,145
Daitec Co. Ltd.	78	-	-	5,269
Danier Leather, Inc.	-	-	-	3,100
Dataram Corp.	-	-	-	3,082
DCC PLC	25,886	-	1,771	94,252
Decorator Industries, Inc.	-	-	34	1,496
Del Global Technologies Corp.	-	2,570	-	-
Delta Apparel, Inc.	34	-	84	6,321
Dendrite International, Inc.	5,077	6,836	-	45,498
Department56, Inc.	73	-	-	18,076
Deswell Industries, Inc.	733	-	487	17,534
Devcon International Corp.	-	-	-	2,513
DIMON, Inc.	1,701	1,296	792	21,935
Diodes, Inc.	-	346	-	16,115
Ditech Communications Corp.	-	2,225	-	16,210
Diversified Corporate Resources, Inc.	-	1,425	-	-
Dominion Homes, Inc.	1,440	4,658	-	14,000
Doral Financial Corp.	-	2,298	1,970	187,673
Drew Industries, Inc.	-	155	-	18,317
DSG International Ltd.	-	-	359	2,281
DT Industries, Inc.	-	3,207	-	2,120
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Ducommun, Inc.	$ 1,547	$ 4,408	$ -	$ 15,711
DuPont Photomasks, Inc.	5,954	1,985	-	23,727
Dura Automotive Systems, Inc. Class A	792	-	-	17,100
Dycom Industries, Inc.	3,040	7,697	-	40,824
ECtel Ltd.	4,487	-	-	10,851
eFunds Corp.	4,824	6,877	-	-
Electronics for Imaging, Inc.	695	14,760	-	98,710
Elscint Ltd.	-	533	1,213	6,124
Embrex, Inc.	274	-	-	7,854
EMCOR Group, Inc.	32,605	-	-	61,912
Enesco Group, Inc.	1,399	-	-	9,210
Exactech, Inc.	-	1,266	-	13,455
Federal Screw Works	-	162	153	5,641
Financial Industries Corp.	-	87	65	19,798
Finish Line, Inc. Class A	8,295	14,189	-	-
Finlay Enterprises, Inc.	-	-	-	16,464
First Bancorp, Puerto Rico	-	22	1,495	119,093
First Mutual Bancshares, Inc.	1,520	-	109	8,896
Flanigan's Enterprises, Inc.	-	-	53	1,269
FMC Corp.	726	-	-	43,514
Footstar, Inc.	47	-	-	22,841
Foremost Industries Income Fund Trust unit	-	-	218	2,462
Forrester Research, Inc.	4,555	9,785	-	21,296
Fossil, Inc.	-	1,532	-	114,629
French Connection Group PLC	-	-	-	22,404
Fresh Brands, Inc.	-	136	185	7,323
Friedmans, Inc. Class A	-	1,287	144	21,829
Gardner Denver, Inc.	-	497	-	34,724
Gateway, Inc.	2,274	6,682	-	100,669
Gehl Co.	-	-	-	6,928
General Cable Corp.	83	-	165	23,554
Genesee & Wyoming, Inc. Class A	3,887	890	-	19,745
Genlyte Group, Inc.	703	-	-	50,761
Giant Industries, Inc.	-	-	-	5,139
Gildan Activewear, Inc. Class A (sub. vtg.)	-	1,337	-	62,211
Global Imaging Systems, Inc.	7,208	-	-	37,423
Goodfellow, Inc.	-	-	86	3,208
GSE Systems, Inc.	-	31	-	452
GTSI Corp.	761	538	-	7,471
Guitar Center, Inc.	1,262	8,508	-	-
Hampshire Group Ltd.	169	-	-	14,700
Hanmi Financial Corp.	-	3,115	224	18,250
Hansen Natural Corp.	1,339	-	-	4,465
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Hawthorne Financial Corp.	$ -	$ -	$ -	$ 18,632
HealthSouth Corp.	71,638	179,446	-	-
Heijmans NV	7,093	-	-	30,904
Helen of Troy Ltd.	-	1,769	-	48,698
Henry Boot PLC	3,415	-	450	12,590
Herbalife International, Inc. Class A	-	1,295	-	-
Hibbett Sporting Goods, Inc.	-	-	-	33,383
Hirsch International Corp. Class A	-	3,760	-	-
Holly Corp.	-	6,363	639	28,401
Home Capital Group, Inc. Class B (sub. vtg.)	755	-	70	17,034
Horizon Health Corp.	-	-	-	11,404
Howell Corp.	-	2,633	44	-
Hurco Companies, Inc.	-	-	-	872
ICU Medical, Inc.	2,037	1,174	-	35,530
IHOP Corp.	2,283	13,589	763	50,250
IMPATH, Inc.	3,271	1,425	-	14,536
Independence Federal Savings Bank	-	600	-	-
InFocus Corp.	40	-	-	18,145
infoUSA, Inc.	2,479	-	-	27,139
Insight Enterprises, Inc.	526	-	-	71,738
Intermet Corp.	5,267	-	364	9,446
Intest Corp.	-	-	-	4,114
Invacare Corp.	4,959	-	104	77,273
IPC Holdings Ltd.	7,082	-	1,062	121,502
Jack in the Box, Inc.	22,657	-	-	71,046
JAKKS Pacific, Inc.	1,454	-	-	28,077
JLM Couture, Inc.	-	-	-	952
Johnson Outdoors, Inc. Class A	180	346	-	-
Jyske Bank AS (Reg.)	1,936	228	-	89,385
K2, Inc.	-	6,476	-	-
KCS Energy, Inc.	1,317	-	-	18,526
Kenneth Cole Productions, Inc. Class A	124	-	-	27,936
Kensey Nash Corp.	-	-	-	16,180
Kentucky Electric Steel, Inc.	-	716	-	-
Kleeneze PLC	-	-	-	4,825
Koninklijke Volker Wessels Stevin NV (Certificaten Van Aandelen)	6,961	9,583	3,280	53,216
Lafarge North America, Inc.	33,964	4,743	4,012	242,776
Lakes Entertainment, Inc.	23	-	-	9,400
Lattice Semiconductor Corp.	46,359	16,444	-	82,540
Le Chateau, Inc. Class A (sub. vtg.)	63	-	44	1,467
Linx Printing Technologies PLC	2,200	-	135	7,027
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Lithia Motors, Inc. Class A	$ 9,074	$ -	$ -	$ 27,988
Local Financial Corp.	12,905	1,129	-	28,957
Lufkin Industries, Inc.	936	5,514	359	12,419
M/I Schottenstein Homes, Inc.	-	59	176	71,383
Maine & Maritimes Corp.	621	-	110	3,201
Major Drilling Group International, Inc.	1,429	-	-	5,876
Mapics, Inc.	56	-	-	-
Marine Products Corp.	-	-	191	19,214
Markwest Hydrocarbon, Inc.	-	-	-	6,130
Marten Transport Ltd.	-	-	-	12,759
MAXXAM, Inc.	-	1,152	-	7,554
MCSi, Inc.	99	18,435	-	-
Measurement Specialties, Inc.	-	2,316	-	-
Media Arts Group, Inc.	-	-	-	3,080
Medical Action Industries, Inc.	1,064	-	-	8,213
Medstone International, Inc.	-	-	-	1,751
Mercer International, Inc. (SBI)	-	4,739	-	-
Meritage Corp.	3,405	4,846	-	32,176
Mesa Laboratories, Inc.	26	140	-	2,258
Mesaba Holdings, Inc.	2,194	-	-	15,342
MetaSolv, Inc.	353	-	-	8,368
Metro One Telecommunications, Inc.	101	-	-	10,027
Metro, Inc. Class A (sub. vtg.)	-	-	914	90,113
MFC Bancorp Ltd.	-	-	-	8,028
Microsemi Corp.	8,759	9,207	-	-
Midwest Express Holdings, Inc.	427	-	-	6,005
MOCON, Inc.	83	288	86	2,582
Mod-Pacific Corp.	-	-	-	2,434
Mod-Pacific Corp. Class B	-	-	-	818
Monro Muffler Brake, Inc.	-	1,977	-	21,312
Monterey Pasta Co.	2,444	-	-	6,241
MOSAID Technologies, Inc.	-	730	-	-
Movado Group, Inc.	-	231	146	22,358
MTR Gaming Group, Inc.	4,788	-	-	17,477
Murakami Corp.	-	-	46	2,999
Nagawa Co. Ltd.	303	-	118	4,124
Nanometrics, Inc.	3,323	1,511	-	8,236
National Dentex Corp.	-	-	-	7,329
National Healthcare Corp.	-	-	-	18,818
National R.V. Holdings, Inc.	-	-	-	6,794
National Service Industries, Inc.	1,001	2,747	30	-
National Western Life Insurance Co. Class A	2,531	-	-	31,943
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Nationwide Financial Services, Inc. Class A	$ 3,365	$ 1,206	$ 745	$ 90,622
Nature's Sunshine Products, Inc.	-	-	215	12,938
Nautica Enterprises, Inc.	-	9,490	-	54,444
NCI Building Systems, Inc.	852	-	-	33,171
New Horizons Worldwide, Inc.	124	39	-	6,150
Nordlandsbanken AS	-	1,868	-	-
North Central Bancshares, Inc.	-	148	128	5,841
Northwest Pipe Co.	4,240	-	-	9,551
Novel Denim Holdings Ltd.	-	-	-	1,925
Novus Petroleum Ltd.	1,568	-	-	11,516
NQL Drilling Tools, Inc.	1,798	-	-	5,766
NU Horizons Electronics Corp.	415	803	-	10,531
Oakwood Homes Corp.	-	2,733	-	-
Octel Corp.	-	-	143	21,047
Ocular Sciences, Inc.	607	-	-	51,078
Offshore Logistics, Inc.	10,832	-	-	40,198
Old Dominion Freight Lines, Inc.	4,290	88	-	49,022
On Assignment, Inc.	6,216	-	-	13,693
One Price Clothing Stores, Inc.	-	2,394	-	-
Optimal Robotics Corp. Class A	4,511	1,652	-	9,039
Orbotech Ltd.	7,635	-	-	50,338
Orthofix International NV	5,376	-	-	38,848
Osteotech, Inc.	-	3,042	-	-
Outback Steakhouse, Inc.	-	13,521	1,644	156,870
P&F Industries, Inc. Class A	-	-	-	2,436
P.A.M. Transportation Services, Inc.	4,980	-	-	25,358
Pacific Sunwear of California, Inc.	-	2,849	-	-
Pacific Union Bank	-	618	-	-
PacifiCare Health Systems, Inc.	3,571	343	-	198,445
Papa John's International, Inc.	-	-	-	59,804
Parkvale Financial Corp.	-	617	54	-
Pason Systems, Inc.	1,094	-	46	12,206
Patrick Industries, Inc.	-	1,407	52	1,858
Pe Ben Oilfield Services Ltd.	-	-	-	1,257
Peak Energy Services Ltd.	458	-	-	4,915
Peak International Ltd.	-	-	-	7,429
Perceptron, Inc.	1,290	-	-	4,758
Pericom Semiconductor Corp.	6,350	758	-	18,134
Perot Systems Corp. Class A	36,294	17,610	-	83,235
Perry Ellis International, Inc.	-	3,734	-	-
Persona, Inc.	839	-	-	6,297
Pervasive Software, Inc.	-	-	-	10,189
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Petroleum Development Corp.	$ -	$ -	$ -	$ 15,465
Petroleum Helicopters, Inc.	-	-	-	7,201
Philadelphia Consolidated Holding Corp.	1,130	1,337	-	52,373
Piolax, Inc	322	-	151	9,165
Pioneer Standard Electronics, Inc.	4,275	-	91	17,006
Polo Ralph Lauren Corp. Class A	2,439	-	135	71,521
Pomeroy IT Solutions, Inc.	-	-	1,014	16,608
Pubco Corp.	-	1,590	-	-
PXRE Group Ltd.	3,874	603	257	22,019
Quaker City Bancorp, Inc.	2,956	-	-	16,318
Qualstar Corp.	713	-	-	6,526
Quiksilver, Inc.	-	6,565	-	50,976
Quipp, Inc.	-	-	-	1,610
Quixote Corp.	-	195	197	14,166
R.H. Donnelley Corp.	2,525	9,534	-	-
RADWARE Ltd.	2,536	7,942	-	-
RCM Technologies, Inc.	-	-	-	4,201
Refac	-	511	-	-
RehabCare Group, Inc.	8	-	-	27,800
Reliability, Inc.	-	-	-	800
RemedyTemp, Inc. Class A	655	-	-	9,406
Renal Care Group, Inc.	27,684	-	-	173,107
ResCare, Inc.	946	-	-	8,550
Rex Stores Corp.	-	-	-	18,690
Right Management Consultants, Inc.	2,680	2,934	-	17,337
Ringerikes Sparebank	19	-	32	584
Ringkjoebing Bank (Reg.)	-	95	80	6,738
Riviana Foods, Inc.	-	321	616	26,849
ROHN Industries, Inc.	-	1,819	-	639
Ross Stores, Inc.	9,466	1,791	236	187,370
Roto Smeets de Boer NV	1,199	-	227	7,235
RPC, Inc.	52	169	284	31,355
RWD Technologies, Inc.	-	-	-	2,756
Ryan's Family Steak Houses, Inc.	4,008	-	-	34,399
Sabre Holdings Corp. Class A	31,378	11,620	1,209	193,872
SBS Technologies, Inc.	320	534	-	16,078
ScanSource, Inc.	803	-	-	39,500
Scherer Healthcare, Inc.	-	1,391	-	-
SCS Transportation, Inc.	1,509	-	-	13,532
SED International Holdings, Inc.	-	-	-	326
Send Group PLC	-	-	-	910
ShoLodge, Inc.	66	-	-	1,339
ShopKo Stores, Inc.	4,590	9,280	-	36,720
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Sigmatron International, Inc.	$ -	$ -	$ -	$ 3,716
Silent Witness Enterprises Ltd.	1,483	-	-	2,805
Silgan Holdings, Inc.	2,167	385	-	57,775
Siliconix, Inc.	4,347	4,399	-	87,060
Sino-Forest Corp. Class A (sub. vtg.)	750	-	-	13,710
Skechers U.S.A., Inc. Class A	6,600	-	-	12,258
Somera Communications, Inc.	3,408	-	-	7,482
Sonic Corp.	-	133	-	102,648
Source Interlink Companies, Inc.	288	-	-	15,308
SOURCECORP, Inc.	2,408	-	-	40,549
Southern Energy Homes, Inc.	-	-	-	3,491
Southwest Bancorp, Inc., Oklahoma	369	-	-	10,301
Sparebanken Rana	112	-	28	809
Spectrum Control, Inc.	-	-	-	7,584
Spherion Corp.	11,604	-	-	45,220
Sportscene Restaurants, Inc. Class A	-	-	40	1,544
Standard Commercial Corp.	236	-	336	23,718
Stanley Furniture Co., Inc.	-	1,028	67	16,618
Stantec, Inc.	241	-	-	25,463
Steiner Leisure Ltd.	1,601	-	-	28,122
Sterling Bancorp, New York	260	-	836	34,383
Stoneridge, Inc.	-	2,275	-	31,534
Strattec Security Corp.	-	-	-	28,285
Summa Industries, Inc.	1,790	-	-	3,088
Swift Energy Co.	11,364	-	-	30,776
Sylvan, Inc.	-	3,148	-	-
Taitron Components, Inc. Class A	-	-	-	522
Tandy Brands Accessories, Inc.	19	-	-	7,024
TB Wood's Corp.	-	-	150	3,338
TBC Corp.	2,931	2,021	-	38,635
Tech Data Corp.	70,356	-	-	177,333
Technology Solutions Co.	1,221	-	-	3,362
Teekay Shipping Corp.	-	5,211	1,881	92,568
Tejon Ranch Co.	-	496	-	32,350
The Allied Defense Group, Inc.	-	-	-	8,722
The Childrens' Place Retail Stores, Inc.	12,714	-	-	57,037
The Men's Wearhouse, Inc.	6,513	2,046	-	75,930
The Oilgear Co.	-	-	-	428
The PMI Group, Inc.	116,970	-	744	292,495
The Stephan Co.	-	3,896	18	-
Theragenics Corp.	-	-	-	13,139
Thomas Group	-	-	-	-
Summary of Transactions with Affiliated Companies - continued
Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Timberline Software Corp.	$ -	$ 4,237	$ 103	$ -
Toami Corp.	-	-	45	1,335
Tokyo Kisen Co. Ltd.	89	-	-	1,503
Tommy Hilfiger Corp.	787	-	-	94,059
Total Energy Services Ltd.	823	-	-	5,055
Trancom Co. Ltd.	-	15	58	-
Transpro, Inc.	23	2,870	-	1,571
Trenwick Group Ltd.	-	57,372	147	-
Trinity Industries, Inc.	23,196	-	983	104,310
Trio-Tech International	-	-	-	786
Triumph Group, Inc.	-	-	-	24,645
Trover Solutions, Inc.	-	-	-	6,453
TT electronics PLC	3,213	-	-	20,799
TTI Team Telecom International Ltd.	3,081	-	-	5,860
TVA Group, Inc. Class B	1,165	-	181	24,046
Twin Disc, Inc.	-	3,756	132	-
UK Coal PLC	-	4,171	2,324	19,767
Uni-Select, Inc.	4,123	-	213	23,514
United Retail Group, Inc.	-	2,675	-	-
Up, Inc.	-	-	51	1,788
URS Corp.	16,744	-	-	56,752
USEC, Inc.	110	229	4,393	58,160
USF Corp.	550	-	1,006	85,088
Utah Medical Products, Inc.	-	2,500	-	10,507
Velan, Inc. (sub. vtg.)	437	-	36	3,249
Wao Corp.	-	-	19	713
Whitehall Jewellers, Inc.	2,313	-	-	11,451
William Lyon Homes, Inc.	-	234	-	17,346
Wilsons Leather Experts, Inc.	3,170	-	-	16,493
Wireless Telecom Group, Inc.	499	1,682	91	4,269
World Fuel Services Corp.	-	428	370	29,491
Wyndeham Press Group PLC	1,097	-	114	5,620
XETA Technologies, Inc.	1,059	-	-	5,310
Yardville National Bancorp	-	3,241	297	-
Young Innovations, Inc.	4,800	-	-	19,348
Zapata Corp.	1,684	-	-	13,942
Zomax, Inc.	5,305	-	-	12,457
TOTALS	$ 1,308,497	$ 784,270	$ 62,448	$ 10,457,275

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Low-Priced Stock Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Low-Priced Stock Fund (a fund of Fidelity Puritan Trust) at July 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Low-Priced Stock Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Low-Priced Stock (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Puritan Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Puritan Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

John B. McDowell (44)

Year of Election or Appointment: 2002

Vice President of Low-Priced Stock. Mr. McDowell also serves as Vice President of certain Equity Funds (2002). He is Senior Vice President of FMR (1999), FMR Co., Inc. (2001), and Fidelity Management Trust Company (FMTC). Since joining Fidelity Investments in 1985, Mr. McDowell has worked as a research analyst and manager.

Joel Tillinghast (45)
Year of Election or Appointment: 1992 Vice President of Low-Priced Stock.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Low-Priced Stock. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Low-Priced Stock. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Low-Priced Stock. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Low-Priced Stock. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Low-Priced Stock. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1989 Assistant Treasurer of Low-Priced Stock. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Low-Priced Stock. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Low-Priced Stock. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 1998

Assistant Treasurer of Low-Priced Stock. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The fund designates 25% of the dividend distributed during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund ®

Disciplined Equity Fund

Discovery Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty ®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

LPS-UANN-0903
1.789249.100

Fidelity

Value Discovery

Fund

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's messge to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. If Fidelity had not reimbursed certain fund expenses the total returns and dividends would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Average annual total returns take Fidelity Value Discovery Fund's cumulative total return and show you what would have happened if Fidelity Value Discovery fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Value Discovery Fund on December 10, 2002, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Russell 3000® Value Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Scott Offen, Portfolio Manager of Fidelity® Value Discovery Fund

Shaking off corporate governance scandals, weak corporate profits, and fears of war and terrorism, U.S. equities climbed sharply higher in the back half of the one-year period ending July 31, 2003, as positive signals emerged that many hoped would mark the end of the stock market's three-year decline. Among the bright spots, the Federal Reserve Board cut the fed funds target rate twice in the period, dropping it to a 45-year low of 1.00%. The 2003 first-quarter earnings season was solid, as was the second-quarter increase in gross domestic product. But the rapid conclusion of major military operations in Iraq seemed to provide the biggest boost. Overall, the mid-March through July rally lifted most equity benchmarks into positive territory for the period, and many enjoyed double-digit returns. The technology-rich NASDAQ Composite® Index advanced 31.22%, the large-cap-oriented Standard & Poor's 500SM Index gained 10.64%, the small-cap-laden Russell 2000® Index leapt 23.11% and the blue chips' bellwether Dow Jones Industrial AverageSM added 8.16%.

From its inception on December 10, 2002, through July 31, 2003, the fund returned 10.90%. By contrast, the Russell 3000® Value Index returned 12.44% percent. The fund underperformed its benchmark because of disappointing performance from several individual stock picks, particularly within the fund's energy holdings. For example, Weatherford International, an oil and gas equipment company, saw its stock price fall along with the rest of the energy sector. Another weak relative performer was Owens-Illinois, a glass and plastics packaging maker that was hurt by higher-than-expected pension expenses and natural gas costs. We sold Owens-Illinois before the period's end. On the positive side, owning home builder Lennar helped the fund. The company benefited from its inexpensive valuation, strong financial position and better-than-expected earnings. American Tower also boosted fund performance. The company leases antenna space to wireless communications providers, and strong wireless demand helped increase American Tower's profitability.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Ten Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	3.4	2.5
Option Care, Inc.	2.7	1.8
Morgan Stanley	2.2	1.9
Merrill Lynch & Co., Inc.	2.1	1.6
Olin Corp.	2.0	0.5
American International Group, Inc.	2.0	1.6
Eaton Corp.	1.6	0.7
Citizens Communications Co.	1.6	1.6
Smith International, Inc.	1.5	1.6
Weatherford International Ltd.	1.5	0.8
	20.6
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.8	25.0
Information Technology	16.5	7.2
Energy	13.7	13.3
Consumer Discretionary	10.4	11.6
Industrials	9.7	16.2
Asset Allocation (% of fund's net assets)
As of July 31, 2003		As of January 31, 2003
	Stocks 98.3%		Stocks 98.6%
	Short-Term Investments and Net Other Assets 1.7%		Short-Term Investments and Net Other Assets 1.4%
* Foreign investments	11.5%	** Foreign investments	6.4%

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 10.4%
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.	7,200	$ 165,672
Household Durables - 1.7%
Champion Enterprises, Inc. (a)	40,400	262,196
Lennar Corp. Class A	4,855	316,497
		578,693
Media - 7.0%
AOL Time Warner, Inc. (a)	22,480	346,866
Cablevision Systems Corp. - NY Group Class A (a)	7,100	151,230
Clear Channel Communications, Inc.	7,400	303,030
Comcast Corp. Class A (a)	10,070	305,322
Emmis Communications Corp. Class A (a)	7,200	144,072
Fox Entertainment Group, Inc. Class A (a)	5,600	169,512
Omnicom Group, Inc.	2,200	162,536
Radio One, Inc. Class D (non-vtg.) (a)	10,500	174,195
Viacom, Inc. Class B (non-vtg.)	8,000	348,160
Walt Disney Co.	16,100	352,912
		2,457,835
Textiles Apparel & Luxury Goods - 1.2%
Jones Apparel Group, Inc. (a)	3,600	104,220
Liz Claiborne, Inc.	4,640	159,755
Perry Ellis International, Inc. (a)	6,500	153,660
		417,635
TOTAL CONSUMER DISCRETIONARY		3,619,835
ENERGY - 13.7%
Energy Equipment & Services - 13.7%
BJ Services Co. (a)	15,210	520,943
Cooper Cameron Corp. (a)	11,086	530,022
Diamond Offshore Drilling, Inc.	9,200	179,032
ENSCO International, Inc.	14,450	362,262
Grant Prideco, Inc. (a)	16,110	173,183
Nabors Industries Ltd. (a)	10,130	362,654
National-Oilwell, Inc. (a)	9,570	176,088
Noble Corp. (a)	10,723	352,465
Pride International, Inc. (a)	21,500	354,320
Rowan Companies, Inc. (a)	15,800	346,810
Smith International, Inc. (a)	14,908	534,303
Transocean, Inc. (a)	9,200	180,044
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
Varco International, Inc. (a)	10,100	$ 174,528
Weatherford International Ltd. (a)	14,619	530,231
		4,776,885
FINANCIALS - 25.8%
Capital Markets - 8.6%
Ameritrade Holding Corp. (a)	17,800	170,880
Bank of New York Co., Inc.	11,500	346,380
Charles Schwab Corp.	31,411	326,989
Goldman Sachs Group, Inc.	2,000	174,280
Lehman Brothers Holdings, Inc.	7,790	492,873
Merrill Lynch & Co., Inc.	13,810	750,850
Morgan Stanley	15,910	754,770
		3,017,022
Commercial Banks - 6.6%
Bank of America Corp.	14,510	1,198,090
Bank One Corp.	12,080	477,885
Wachovia Corp.	6,560	286,606
Wells Fargo & Co.	6,600	333,498
		2,296,079
Insurance - 10.6%
ACE Ltd.	14,740	486,273
AFLAC, Inc.	2,701	86,648
Allstate Corp.	13,140	499,714
American International Group, Inc.	11,100	712,620
Everest Re Group Ltd.	6,500	491,205
Hartford Financial Services Group, Inc.	3,300	172,227
Lincoln National Corp.	3,700	138,158
Montpelier Re Holdings Ltd.	5,300	170,607
PartnerRe Ltd.	4,480	216,698
The Chubb Corp.	3,900	252,720
Travelers Property Casualty Corp. Class A	21,260	344,412
XL Capital Ltd. Class A	1,500	119,250
		3,690,532
TOTAL FINANCIALS		9,003,633
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 7.3%
Health Care Equipment & Supplies - 1.3%
Baxter International, Inc.	6,700	$ 184,987
Fisher Scientific International, Inc. (a)	4,200	158,760
Schick Technologies, Inc. (a)	13,300	106,400
		450,147
Health Care Providers & Services - 3.0%
Laboratory Corp. of America Holdings (a)	3,900	123,903
Option Care, Inc. (a)	74,310	928,875
		1,052,778
Pharmaceuticals - 3.0%
Merck & Co., Inc.	5,620	310,674
Novartis AG sponsored ADR	3,900	150,501
Pharmaceutical Resources, Inc. (a)	1,500	84,900
Schering-Plough Corp.	20,400	346,392
Wyeth	3,500	159,530
		1,051,997
TOTAL HEALTH CARE		2,554,922
INDUSTRIALS - 9.7%
Aerospace & Defense - 0.4%
Boeing Co.	4,700	155,664
Air Freight & Logistics - 0.5%
CNF, Inc.	6,300	175,455
Building Products - 1.4%
American Standard Companies, Inc. (a)	6,380	487,432
Commercial Services & Supplies - 1.2%
HON Industries, Inc.	3,500	116,410
Manpower, Inc.	4,700	179,070
Waste Management, Inc.	5,800	138,562
		434,042
Construction & Engineering - 0.2%
Granite Construction, Inc.	3,760	67,567
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	1,400	61,250
Machinery - 4.1%
Albany International Corp. Class A	2,840	81,139
Astec Industries, Inc. (a)	5,990	72,659
Eaton Corp.	6,850	576,565
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd. Class A	4,870	$ 264,149
Kennametal, Inc.	4,130	159,005
Terex Corp. (a)	13,000	278,850
		1,432,367
Road & Rail - 1.7%
Arkansas Best Corp.	6,184	171,111
Canadian National Railway Co.	3,500	182,354
CSX Corp.	2,100	65,730
Union Pacific Corp.	2,610	159,053
		578,248
TOTAL INDUSTRIALS		3,392,025
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 2.4%
Alcatel SA sponsored ADR (a)	17,200	169,592
Marconi Corp. PLC (a)	139,400	163,816
Motorola, Inc.	17,740	160,370
Telefonaktiebolaget LM Ericsson ADR (a)	24,800	353,896
		847,674
Computers & Peripherals - 3.3%
Hewlett-Packard Co.	14,600	309,082
Hutchinson Technology, Inc. (a)	10,400	298,688
Seagate Technology	8,700	189,660
Storage Technology Corp. (a)	6,770	180,353
Sun Microsystems, Inc. (a)	13,400	50,116
Western Digital Corp. (a)	14,700	146,412
		1,174,311
Electronic Equipment & Instruments - 4.4%
Amphenol Corp. Class A (a)	4,190	226,260
Celestica, Inc. (sub. vtg.) (a)	13,640	209,846
Flextronics International Ltd. (a)	15,900	174,900
Ingram Micro, Inc. Class A (a)	12,800	176,000
Manufacturers Services Ltd. (a)	36,500	186,150
Solectron Corp. (a)	33,500	171,185
Tech Data Corp. (a)	5,380	168,394
Thermo Electron Corp. (a)	2,880	64,080
Vishay Intertechnology, Inc. (a)	11,410	151,753
		1,528,568
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.6%
United Online, Inc. (a)	6,500	$ 203,645
IT Services - 2.1%
Ceridian Corp. (a)	26,580	495,717
First Data Corp.	6,320	238,643
		734,360
Semiconductors & Semiconductor Equipment - 1.8%
Cree, Inc. (a)	6,200	82,832
Cypress Semiconductor Corp. (a)	12,800	178,944
Intersil Corp. Class A (a)	6,900	170,154
Samsung Electronics Co. Ltd.	550	193,816
		625,746
Software - 1.9%
Cadence Design Systems, Inc. (a)	13,600	185,912
Network Associates, Inc. (a)	12,598	142,357
Synopsys, Inc. (a)	2,400	150,024
Vastera, Inc. (a)	29,600	184,775
		663,068
TOTAL INFORMATION TECHNOLOGY		5,777,372
MATERIALS - 6.9%
Chemicals - 4.2%
Dow Chemical Co.	10,380	366,414
Georgia Gulf Corp.	5,970	136,594
Lyondell Chemical Co.	17,743	265,613
Olin Corp.	38,310	715,631
		1,484,252
Containers & Packaging - 0.5%
Pactiv Corp. (a)	2,580	50,955
Smurfit-Stone Container Corp. (a)	7,280	108,982
		159,937
Metals & Mining - 0.5%
Inco Ltd. (a)	8,100	189,000
Paper & Forest Products - 1.7%
Boise Cascade Corp.	7,300	180,967
Bowater, Inc.	2,600	100,152
Domtar, Inc.	9,090	97,115
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Paper & Forest Products - continued
International Paper Co.	3,500	$ 136,920
Tembec, Inc. (a)	15,300	79,442
		594,596
TOTAL MATERIALS		2,427,785
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 4.0%
Citizens Communications Co. (a)	46,594	552,139
SBC Communications, Inc.	15,850	370,256
Verizon Communications, Inc.	13,330	464,684
		1,387,079
Wireless Telecommunication Services - 1.7%
American Tower Corp. Class A (a)	29,262	266,284
Crown Castle International Corp. (a)	17,800	176,220
Rogers Wireless Communications, Inc. Class B (a)	10,400	175,111
		617,615
TOTAL TELECOMMUNICATION SERVICES		2,004,694
UTILITIES - 2.3%
Electric Utilities - 1.5%
PG&E Corp. (a)	15,900	341,055
TXU Corp.	9,090	183,345
		524,400
Multi-Utilities & Unregulated Power - 0.8%
Reliant Resources, Inc. (a)	25,900	128,464
Sierra Pacific Resources (a)	32,300	166,345
		294,809
TOTAL UTILITIES		819,209
TOTAL COMMON STOCKS (Cost $31,667,485)		34,376,360
Money Market Funds - 1.0%

Fidelity Securities Lending Cash Central Fund, 1.13% (b) (Cost $363,000)	363,000	363,000
Cash Equivalents - 4.6%
	Maturity Amount	Value (Note 1)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.06%, dated 7/31/03 due 8/1/03) (Cost $1,591,000)	$ 1,591,047	$ 1,591,000
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $33,621,485)		36,330,360
NET OTHER ASSETS - (3.9)%		(1,356,641)
NET ASSETS - 100%		$ 34,973,719
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.5%
Bermuda	3.9
Canada	2.6
Cayman Islands	1.5
Sweden	1.0
Others (individually less than 1%)	2.5
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $54,827,380 and $23,427,105, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,264 for the period.
Income Tax Information
The fund hereby designates approximately $1,000 as a 20%-rate capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $332,350 and repurchase agreements of $1,591,000) (cost $33,621,485) - See accompanying schedule		$ 36,330,360
Cash		875
Receivable for fund shares sold		117,786
Dividends receivable		24,298
Prepaid expenses		8,142
Other receivables		896
Total assets		36,482,357

Liabilities
Payable for investments purchased	$ 1,056,860
Payable for fund shares redeemed	36,888
Accrued management fee	19,132
Other payables and accrued expenses	32,758
Collateral on securities loaned, at value	363,000
Total liabilities		1,508,638

Net Assets		$ 34,973,719
Net Assets consist of:
Paid in capital		$ 32,016,325
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		248,519
Net unrealized appreciation (depreciation) on investments		2,708,875
Net Assets, for 3,154,678 shares outstanding		$ 34,973,719
Net Asset Value, offering price and redemption price per share ($34,973,719 ÷ 3,154,678 shares)		$ 11.09

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	December 10, 2002 (commencement of operations) to July 31, 2003

Investment Income
Dividends		$ 185,580
Interest		6,274
Security lending		273
Total income		192,127

Expenses
Management fee	$ 86,777
Transfer agent fees	38,573
Accounting and security lending fees	38,898
Non-interested trustees' compensation	50
Custodian fees and expenses	13,882
Registration fees	21,671
Audit	40,646
Legal	137
Miscellaneous	386
Total expenses before reductions	241,020
Expense reductions	(28,381)	212,639
Net investment income (loss)		(20,512)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	269,116
Foreign currency transactions	(85)
Total net realized gain (loss)		269,031
Change in net unrealized appreciation (depreciation) on investment securities		2,708,875
Net gain (loss)		2,977,906
Net increase (decrease) in net assets resulting from operations		$ 2,957,394

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

December 10, 2002 (commencement of operations) to July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (20,512)
Net realized gain (loss)	269,031
Change in net unrealized appreciation (depreciation)	2,708,875
Net increase (decrease) in net assets resulting from operations	2,957,394
Share transactions Net proceeds from sales of shares	40,700,057
Cost of shares redeemed	(8,683,732)
Net increase (decrease) in net assets resulting from share transactions	32,016,325
Total increase (decrease) in net assets	34,973,719

Net Assets
Beginning of period	-
End of period	$ 34,973,719
Other Information Shares
Sold	3,999,190
Redeemed	(844,512)
Net increase (decrease)	3,154,678

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Period ended July 31,	2003 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)
Net realized and unrealized gain (loss)	1.10
Total from investment operations	1.09
Net asset value, end of period	$ 11.09
Total Return B, C	10.90%
Ratios to Average Net Assets F
Expenses before expense reductions	1.63% A
Expenses net of voluntary waivers, if any	1.50% A
Expenses net of all reductions	1.44% A
Net investment income (loss)	(.14)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,974
Portfolio turnover rate	158% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 10, 2002 (commencement of operations) to July 31, 2003.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

1. Significant Accounting Policies.

Fidelity Value Discovery Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund, except for the cost of registering and qualifying new shares for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

Annual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 3,171,603	|
Unrealized depreciation	(692,309)
Net unrealized appreciation (depreciation)	2,479,294
Undistributed ordinary income	476,539

Cost for federal income tax purposes	$ 33,851,066

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. The fund's performance adjustment will not take

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

effect until December 2003. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the

Annual Report

6. Security Lending - continued

securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded 1.50% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $18,954.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $9,427 for the period.

8. Other Information.

At the end of the period, FMR or its affiliates were the owners of record of 22% of the total outstanding shares of the fund.

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Puritan Trust and Shareholders of Fidelity Value Discovery Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Value Discovery Fund (the Fund), a fund of Fidelity Puritan Trust, including the portfolio of investments, as of July 31, 2003, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from December 10, 2002 (commencement of operations) to July 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Value Discovery Fund as of July 31, 2003, and the results of its operations, the changes in its net assets, and its financial highlights for the period from December 10, 2002 (commencement of operations) to July 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

/s/DELOITTE & TOUCHE LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Fidelity Value Discovery Fund (2002). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and of the Advisory Board Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002) and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Puritan Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Puritan Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2002

Vice President of Fidelity Value Discovery Fund. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Scott Offen (43)
Year of Election or Appointment: 2003 Vice President of Fidelity Value Discovery Fund. Prior to assuming his current responsibilities, Mr. Offen worked as a research analyst and portfolio manager.
Eric D. Roiter (54)

Year of Election or Appointment: 2002

Secretary of Fidelity Value Discovery Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Fidelity Value Discovery Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Fidelity Value Discovery Fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Fidelity Value Discovery Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Fidelity Value Discovery Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 2002 Assistant Treasurer of Fidelity Value Discovery Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Fidelity Value Discovery Fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Fidelity Value Discovery Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2002

Assistant Treasurer of Fidelity Value Discovery Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Value Discovery Fund voted to pay on September 8, 2003, to shareholders of record at the opening of business on September 5, 2003, a distribution of $.15 per share derived from capital gains realized from sales of portfolio securities.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

New York, NY

Custodian

Citibank, N.A.
New York, NY

Fidelity's Growth Funds

Aggressive Growth Fund

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Export and Multinational Fund

Fidelity Fifty®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

FVD-UANN-0903
1.789714.100

Large Cap Stock Fund

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Magellan® Fund

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OTC Portfolio

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Small Cap Stock Fund

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Structured Mid Cap Growth Fund

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Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Puritan®

Fund

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Puritan	9.45%	3.00%	8.94%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity ® Puritan® Fund on July 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Stephen Petersen, Portfolio Manager of Fidelity® Puritan® Fund

Most stock and bond benchmarks had positive returns for the 12 months ending July 31, 2003, but they took wildly divergent paths to get there. In the period's first half, stocks were hurt by corporate governance scandals, weak corporate profits and fears of war. Bonds, meanwhile, reaped the benefits of low inflation, low interest rates, and their historical safe-haven status. In spring, however, stocks rallied. First-quarter earnings were solid, and investors cheered the end to the major military campaign in Iraq. The stock market rally lifted U.S. equity indexes into positive territory for the year overall. The technology-rich NASDAQ Composite® Index returned 31.22%, the large-cap-oriented Standard & Poor's 500SM Index gained 10.64% and the blue chips' Dow Jones Industrial AverageSM added 8.16%. Turning to bonds, the Lehman Brothers® Aggregate Bond Index - a proxy for investment-grade debt - gained 5.42%. Corporates did best, as investors were more willing to take on risk. Treasuries were volatile, particularly in the final six weeks of the period when their yields swung from record lows to a 12-month high.

For the 12 months ending July 31, 2003, the fund gained 9.45%, topping the LipperSM Balanced Funds Average, which returned 8.21%. The fund performed in line with the 9.48% return of the Fidelity Balanced Income Composite Index, a hypothetical combination of unmanaged indexes using the total returns of the Russell 3000® Value Index and the Lehman Brothers Aggregate Bond Index, with a weighting of 60% and 40%, respectively. Financial stocks, which represented the portfolio's largest sector weighting at period end, generally helped performance. Citigroup, Bank of New York, J.P. Morgan Chase, Bank of America and Merrill Lynch were some of the fund's top contributors. However, Fannie Mae and Freddie Mac declined, mostly as a result of allegations of accounting misdeeds at Freddie. Positive security selection within the corporate bond sector was the main driver of performance for the fixed-income subportfolio, while the fund's modest overweighting in mortgages was a slight detractor.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.1	3.3
Citigroup, Inc.	2.1	1.8
Freddie Mac	1.7	2.6
American International Group, Inc.	1.7	1.4
Bank of America Corp.	1.7	1.4
	10.3
Top Five Bond Issuers as of July 31, 2003
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	12.3	10.0
U.S. Treasury Obligations	3.7	4.2
Government National Mortgage Association	1.7	3.8
Freddie Mac	1.3	1.3
Capital One Multi-Asset Execution Trust	0.3	0.0
	19.3
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	24.8	25.9
Consumer Discretionary	10.1	9.3
Energy	8.9	9.4
Industrials	8.7	8.3
Materials	5.0	4.4
Asset Allocation (% of fund's net assets)
As of July 31, 2003*		As of January 31, 2003**
	Stocks 64.9%		Stocks 61.0%
	Bonds 34.6%		Bonds 36.9%
	Convertible Securities 1.7%		Convertible Securities 2.4%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets A (1.3)%		Short-Term Investments and Net Other Assets A (0.3)%
* Foreign investments	9.1%	** Foreign investments	9.4%

A Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 64.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 7.1%
Auto Components - 0.0%
Exide Technologies warrants 3/18/06 (a)	6,789	$ 0
Automobiles - 0.2%
General Motors Corp.	643,800	24,097
Harley-Davidson, Inc.	231,700	10,862
		34,959
Hotels, Restaurants & Leisure - 1.0%
Mandalay Resort Group	458,600	15,941
McDonald's Corp.	3,535,300	81,347
MGM MIRAGE (a)	1,708,430	58,599
MOA Hospitality, Inc. (a)	3,000	8
Park Place Entertainment Corp. (a)	3,366,000	30,126
Six Flags, Inc. (a)	1,958,701	9,304
		195,325
Household Durables - 0.8%
Black & Decker Corp.	724,700	29,611
Fortune Brands, Inc.	185,100	10,293
Maytag Corp.	1,117,960	28,452
Newell Rubbermaid, Inc.	1,467,300	34,672
Snap-On, Inc.	536,500	15,194
Whirlpool Corp.	558,600	36,186
		154,408
Media - 3.3%
AOL Time Warner, Inc. (a)	10,367,760	159,975
Citadel Broadcasting Corp.	46,000	874
Clear Channel Communications, Inc.	1,854,000	75,921
Comcast Corp. Class A (a)	4,160,316	126,141
Liberty Media Corp. Class A (a)	2,855,706	31,670
News Corp. Ltd.:
ADR	284,835	8,662
sponsored ADR	417,817	10,713
Reader's Digest Association, Inc. (non-vtg.)	400,000	5,192
Viacom, Inc. Class B (non-vtg.)	3,510,217	152,765
Vivendi Universal SA sponsored ADR (a)	1,519,600	26,502
Walt Disney Co.	2,206,090	48,357
		646,772
Multiline Retail - 0.4%
Big Lots, Inc. (a)	1,510,600	23,278
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Federated Department Stores, Inc.	543,500	$ 21,745
Target Corp.	1,254,800	48,084
		93,107
Specialty Retail - 1.3%
Charming Shoppes, Inc. (a)	1,875,100	9,844
Gap, Inc.	2,916,100	52,461
Home Depot, Inc.	864,000	26,957
Limited Brands, Inc.	3,331,900	55,676
Office Depot, Inc. (a)	1,809,400	30,036
RadioShack Corp.	1,740,500	46,245
Staples, Inc. (a)	1,747,768	35,200
		256,419
Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc. (a)	525,100	15,202
TOTAL CONSUMER DISCRETIONARY		1,396,192
CONSUMER STAPLES - 3.7%
Beverages - 0.3%
The Coca-Cola Co.	1,093,400	49,170
Food & Staples Retailing - 0.5%
Albertson's, Inc.	1,017,800	19,196
CVS Corp.	2,839,100	85,145
		104,341
Food Products - 0.6%
ConAgra Foods, Inc.	112,200	2,528
Fresh Del Monte Produce, Inc.	587,832	16,359
Kraft Foods, Inc. Class A	1,094,300	30,432
Tyson Foods, Inc. Class A	1,714,100	19,421
Unilever PLC sponsored ADR	1,637,200	54,011
		122,751
Household Products - 0.9%
Colgate-Palmolive Co.	684,700	37,385
Kimberly-Clark Corp.	1,867,500	90,387
Procter & Gamble Co.	450,260	39,564
The Dial Corp.	620,100	12,142
		179,478
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Personal Products - 0.8%
Gillette Co.	4,790,800	$ 147,365
Tobacco - 0.6%
Altria Group, Inc.	2,900,740	116,059
Loews Corp. - Carolina Group	267,200	6,701
		122,760
TOTAL CONSUMER STAPLES		725,865
ENERGY - 8.5%
Energy Equipment & Services - 1.6%
Baker Hughes, Inc.	2,027,500	63,684
BJ Services Co. (a)	729,700	24,992
Noble Corp. (a)	1,177,850	38,716
Schlumberger Ltd. (NY Shares)	4,014,000	180,911
Tokheim Corp. (a)	47,760	0
		308,303
Oil & Gas - 6.9%
Anadarko Petroleum Corp.	360,600	15,794
Apache Corp.	564,805	34,995
BP PLC sponsored ADR	3,796,826	157,758
ChevronTexaco Corp.	1,443,900	104,120
ConocoPhillips	685,665	35,888
Exxon Mobil Corp.	16,912,524	601,730
Royal Dutch Petroleum Co. (NY Shares)	2,702,500	117,775
Total SA:
Series B	655,800	96,534
sponsored ADR	2,512,600	184,927
		1,349,521
TOTAL ENERGY		1,657,824
FINANCIALS - 20.1%
Capital Markets - 4.5%
Bank of New York Co., Inc.	4,610,000	138,853
Charles Schwab Corp.	5,650,500	58,822
Credit Suisse Group sponsored ADR	1,086,400	33,950
J.P. Morgan Chase & Co.	6,085,050	213,281
Janus Capital Group, Inc.	1,452,800	25,424
Lehman Brothers Holdings, Inc.	550,900	34,855
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Mellon Financial Corp.	2,281,600	$ 69,018
Merrill Lynch & Co., Inc.	2,513,600	136,664
Morgan Stanley	2,903,840	137,758
Nomura Holdings, Inc.	2,384,000	31,636
		880,261
Commercial Banks - 4.9%
Bank of America Corp.	3,912,400	323,047
Bank One Corp.	3,612,190	142,898
Banknorth Group, Inc.	66,400	1,833
Comerica, Inc.	1,125,000	54,540
FleetBoston Financial Corp.	2,364,600	73,515
Huntington Bancshares, Inc.	742,200	15,171
PNC Financial Services Group, Inc.	862,600	42,224
State Bank of India	636,977	5,821
U.S. Bancorp, Delaware	4,124,550	101,134
Wachovia Corp.	2,657,441	116,104
Wells Fargo & Co.	1,675,000	84,638
		960,925
Consumer Finance - 0.9%
American Express Co.	3,022,701	133,513
MBNA Corp.	2,134,500	47,578
		181,091
Diversified Financial Services - 2.4%
CIT Group, Inc.	2,000,000	55,760
Citigroup, Inc.	9,241,092	414,001
ECM Corp. LP (f)	6,318	543
		470,304
Insurance - 4.0%
ACE Ltd.	2,523,277	83,243
Allianz AG sponsored ADR	838,100	8,867
Allstate Corp.	2,174,100	82,681
American International Group, Inc.	5,050,237	324,225
Hartford Financial Services Group, Inc.	1,772,200	92,491
Marsh & McLennan Companies, Inc.	287,000	14,241
MBIA, Inc.	357,700	18,107
The Chubb Corp.	924,000	59,875
Travelers Property Casualty Corp.:
Class A	3,560,954	57,687
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp.: - continued
Class B	820,290	$ 13,239
UnumProvident Corp.	1,846,400	25,074
		779,730
Real Estate - 0.2%
Equity Office Properties Trust	300,000	8,322
Equity Residential (SBI)	1,614,400	45,042
		53,364
Thrifts & Mortgage Finance - 3.2%
Fannie Mae	4,464,350	285,897
Freddie Mac	6,945,100	339,268
		625,165
TOTAL FINANCIALS		3,950,840
HEALTH CARE - 4.6%
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	2,884,400	79,638
Becton, Dickinson & Co.	600,000	21,978
		101,616
Health Care Providers & Services - 0.7%
HCA, Inc.	819,300	28,880
IMS Health, Inc.	2,003,030	38,739
Mariner Health Care, Inc. (a)	7,778	42
Mariner Health Care, Inc. warrants 5/1/04 (a)	7,345	40
McKesson Corp.	1,298,600	41,893
Tenet Healthcare Corp. (a)	1,855,500	25,569
		135,163
Pharmaceuticals - 3.4%
Abbott Laboratories	1,242,600	48,772
Bristol-Myers Squibb Co.	4,544,100	119,055
Eli Lilly & Co.	172,500	11,357
Johnson & Johnson	2,100,400	108,780
Merck & Co., Inc.	3,610,400	199,583
Pfizer, Inc.	1,397,800	46,631
Roche Holding AG (participation certificate)	232,550	19,441
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	3,181,900	$ 54,029
Wyeth	1,402,400	63,921
		671,569
TOTAL HEALTH CARE		908,348
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.8%
Boeing Co.	1,284,100	42,529
Bombardier, Inc. Class B (sub. vtg.)	1,856,900	6,811
Honeywell International, Inc.	4,467,900	126,352
Lockheed Martin Corp.	1,072,200	56,119
Northrop Grumman Corp.	662,530	61,112
Raytheon Co.	488,000	14,982
United Technologies Corp.	555,200	41,768
		349,673
Airlines - 0.0%
Continental Airlines, Inc. Class B (a)	1,143	17
Building Products - 0.3%
Masco Corp.	2,116,800	51,586
Commercial Services & Supplies - 0.4%
HON Industries, Inc.	92,700	3,083
Viad Corp.	1,560,300	34,623
Waste Management, Inc.	1,884,500	45,021
		82,727
Electrical Equipment - 0.3%
Emerson Electric Co.	804,200	43,186
Rockwell Automation, Inc.	421,300	10,886
		54,072
Industrial Conglomerates - 2.1%
3M Co.	227,900	31,952
General Electric Co.	5,187,700	147,538
Hutchison Whampoa Ltd.	3,641,000	23,809
Siemens AG sponsored ADR	603,500	33,862
Textron, Inc.	1,292,800	56,133
Tyco International Ltd.	6,569,724	122,197
		415,491
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 2.1%
Caterpillar, Inc.	1,385,900	$ 93,507
Cummins, Inc.	185,000	8,571
Deere & Co.	637,500	32,372
Eaton Corp.	644,200	54,222
Illinois Tool Works, Inc.	517,300	36,030
Ingersoll-Rand Co. Ltd. Class A	2,157,100	117,001
Kennametal, Inc.	314,266	12,099
Navistar International Corp. (a)	300,000	11,706
Parker Hannifin Corp.	631,600	29,117
SPX Corp. (a)	371,000	17,470
Timken Co.	586,500	8,973
		421,068
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	3,289,900	90,670
Union Pacific Corp.	1,083,600	66,035
		156,705
TOTAL INDUSTRIALS		1,531,339
INFORMATION TECHNOLOGY - 4.0%
Communications Equipment - 0.2%
Motorola, Inc.	3,144,700	28,428
Computers & Peripherals - 1.0%
Hewlett-Packard Co.	5,319,802	112,620
International Business Machines Corp.	948,200	77,041
Sun Microsystems, Inc. (a)	3,569,700	13,351
		203,012
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	1,129,200	24,538
Arrow Electronics, Inc. (a)	972,400	16,579
Avnet, Inc. (a)	1,629,070	23,459
PerkinElmer, Inc.	2,997,100	44,537
Sanmina-SCI Corp. (a)	1,599,800	12,702
Solectron Corp. (a)	1,701,600	8,695
Tektronix, Inc. (a)	1,743,600	36,842
Thermo Electron Corp. (a)	1,911,400	42,529
		209,881
IT Services - 0.3%
Ceridian Corp. (a)	2,306,600	43,018
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Concord EFS, Inc. (a)	308,900	$ 4,204
Electronic Data Systems Corp.	433,300	9,650
First Data Corp.	247,100	9,330
		66,202
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	2,835,100	70,736
Micron Technology, Inc. (a)	2,711,100	39,691
National Semiconductor Corp. (a)	546,800	12,221
Rohm Co. Ltd.	185,600	21,828
Samsung Electronics Co. Ltd.	30,900	10,889
Teradyne, Inc. (a)	624,200	10,268
Texas Instruments, Inc.	1,014,800	19,149
		184,782
Software - 0.5%
Microsoft Corp.	3,535,800	93,345
TOTAL INFORMATION TECHNOLOGY		785,650
MATERIALS - 4.4%
Chemicals - 1.8%
Arch Chemicals, Inc.	660,100	13,664
BOC Group PLC	1,081,903	14,891
Dow Chemical Co.	3,402,700	120,115
Hercules, Inc. (a)	500,000	5,710
LG Chemical Ltd.	274,100	10,797
Lyondell Chemical Co.	1,756,600	26,296
Millennium Chemicals, Inc.	1,300,850	14,517
Olin Corp.	834,300	15,585
PolyOne Corp.	1,696,800	7,737
PPG Industries, Inc.	515,500	29,110
Praxair, Inc.	1,204,600	77,889
Solutia, Inc.	2,284,201	2,787
		339,098
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	507,700	5,803
Packaging Corp. of America (a)	195,900	3,703
Smurfit-Stone Container Corp. (a)	3,485,607	52,180
		61,686
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 1.5%
Alcan, Inc.	1,278,500	$ 44,565
Alcoa, Inc.	4,408,600	122,427
Dofasco, Inc.	1,153,700	23,978
Nucor Corp.	413,300	20,384
Pechiney SA	659,078	33,726
Phelps Dodge Corp. (a)	1,297,500	54,742
		299,822
Paper & Forest Products - 0.8%
Boise Cascade Corp.	247,100	6,126
Bowater, Inc.	697,200	26,856
Georgia-Pacific Corp.	2,055,800	44,919
International Paper Co.	788,800	30,858
Weyerhaeuser Co.	944,900	53,188
		161,947
TOTAL MATERIALS		862,553
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.8%
BellSouth Corp.	7,061,170	179,848
NTL, Inc. (a)	177,389	7,417
SBC Communications, Inc.	6,999,387	163,506
Verizon Communications, Inc.	5,391,300	187,941
		538,712
UTILITIES - 1.7%
Electric Utilities - 1.5%
Cinergy Corp.	587,900	20,000
Dominion Resources, Inc.	978,700	58,820
DPL, Inc.	1,229,279	17,886
Entergy Corp.	1,469,400	75,689
FirstEnergy Corp.	1,375,800	47,451
Northeast Utilities	2,037,410	34,228
TXU Corp.	1,564,700	31,560
		285,634
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - continued
Multi-Utilities & Unregulated Power - 0.2%
SCANA Corp.	1,233,500	$ 40,952
TOTAL UTILITIES		326,586
TOTAL COMMON STOCKS (Cost $11,648,672)		12,683,909
Preferred Stocks - 1.0%

Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp.:
Series B, 5.25%	501,100	10,874
Series C, 6.25%	369,100	9,061
		19,935
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	485,200	8,370
TOTAL CONSUMER DISCRETIONARY		28,305
FINANCIALS - 0.3%
Capital Markets - 0.1%
State Street Corp. 6.75%	36,750	8,450
Consumer Finance - 0.1%
Ford Motor Co. Capital Trust II 6.50%	561,900	24,547
Insurance - 0.1%
Hartford Financial Services Group, Inc. 6.00%	70,200	3,718
The Chubb Corp.:
7.00%	227,700	6,158
Series B, 7.00%	173,900	4,730
Travelers Property Casualty Corp. 4.50%	289,800	6,800
		21,406
TOTAL FINANCIALS		54,403
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 7.00%	215,800	10,925
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Convertible Preferred Stocks - continued
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Raytheon Co. 8.25%	224,100	$ 12,516
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Motorola, Inc. 7.00%	532,300	16,609
IT Services - 0.1%
Electronic Data Systems Corp. 7.625% PRIDES	573,300	12,819
Office Electronics - 0.0%
Xerox Corp. 6.25%	36,900	3,936
TOTAL INFORMATION TECHNOLOGY		33,364
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cincinnati Bell, Inc. Series B, 6.75%	96,900	3,527
Wireless Telecommunication Services - 0.0%
Digitalglobe, Inc. Series C, 8.50% pay-in-kind (f)	15,578	16
TOTAL TELECOMMUNICATION SERVICES		3,543
UTILITIES - 0.1%
Electric Utilities - 0.1%
Cinergy Corp. 9.50% PRIDES	153,800	9,067
TXU Corp. 8.75%	278,900	8,838
		17,905
Multi-Utilities & Unregulated Power - 0.0%
El Paso Corp. 9.00%	163,000	4,556
TOTAL UTILITIES		22,461
TOTAL CONVERTIBLE PREFERRED STOCKS		165,517
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
Fresenius Medical Care Capital Trust II 7.875%	3,790	3,996
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Insurance - 0.1%
American Annuity Group Capital Trust II 8.875%	6,030	$ 5,867
TOTAL FINANCIALS		9,863
INFORMATION TECHNOLOGY - 0.0%
Computers & Peripherals - 0.0%
Ampex Corp. 8% non-cumulative (redeemable preferred)	443	346
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Broadwing Communications, Inc. Series B, 12.50% pay-in-kind (a)	19,880	3,578
NTL Europe, Inc. Series A, 10.00%	203	1
		3,579
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. Series E, 11.125%	14,996	16,196
TOTAL TELECOMMUNICATION SERVICES		19,775
UTILITIES - 0.0%
Electric Utilities - 0.0%
Entergy Gulf States, Inc. Series A, adj. rate	26,681	2,655
TOTAL NONCONVERTIBLE PREFERRED STOCKS		32,639
TOTAL PREFERRED STOCKS (Cost $246,622)		198,156
Corporate Bonds - 13.3%
	Principal Amount (000s)
Convertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd. liquid yield option note 0% 2/2/21	$ 19,020	8,511
Media - 0.5%
Cox Communications, Inc. 0.4259% 4/19/20	34,870	17,435
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar Communications Corp.:
4.875% 1/1/07 (f)	$ 30,000	$ 30,413
4.875% 1/1/07	7,460	7,563
Liberty Media Corp.:
4% 11/15/29 (f)	17,982	10,250
3.5% 1/15/31 (f)	14,140	9,474
News America, Inc. liquid yield option note 0% 2/28/21 (f)	28,330	15,617
		90,752
Multiline Retail - 0.0%
JCPenney Co., Inc. 5% 10/15/08 (f)	3,810	3,739
TOTAL CONSUMER DISCRETIONARY		103,002
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Navistar Financial Corp. 4.75% 4/1/09 (f)	3,320	3,357
Insurance - 0.0%
Loews Corp. 3.125% 9/15/07	6,940	6,446
TOTAL FINANCIALS		9,803
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Total Renal Care Holdings 7% 5/15/09	11,700	12,197
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.1%
Corning, Inc. 3.5% 11/1/08	16,860	18,989
Electronic Equipment & Instruments - 0.1%
Agilent Technologies, Inc. 3% 12/1/21	8,250	8,116
Semiconductors & Semiconductor Equipment - 0.0%
Atmel Corp. 0% 5/23/21	12,100	4,523
TOTAL INFORMATION TECHNOLOGY		31,628
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
MATERIALS - 0.1%
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 8.25% 1/31/06 (f)	$ 6,200	$ 11,991
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Millicom International Cellular SA 2% 6/1/06 pay-in-kind (f)	280	840
Nextel Communications, Inc. 6% 6/1/11	3,665	3,899
		4,739
TOTAL CONVERTIBLE BONDS		173,360
Nonconvertible Bonds - 12.4%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.3%
Arvin Industries, Inc. 6.75% 3/15/08	1,660	1,569
ArvinMeritor, Inc. 8.75% 3/1/12	2,470	2,495
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	15,500	15,630
4.05% 6/4/08	5,000	4,806
4.75% 1/15/08	11,300	11,255
Dana Corp.:
9% 8/15/11	1,745	1,876
10.125% 3/15/10	4,340	4,709
Lear Corp.:
7.96% 5/15/05	2,865	3,080
8.11% 5/15/09	1,245	1,422
Stoneridge, Inc. 11.5% 5/1/12	115	131
United Components, Inc. 9.375% 6/15/13 (f)	910	937
		47,910
Automobiles - 0.1%
Case New Holland, Inc. 9.25% 8/1/11 (f)	2,000	1,950
General Motors Corp.:
7.125% 7/15/13	1,975	1,926
8.25% 7/15/23	6,635	6,288
8.375% 7/15/33	8,145	7,610
		17,774
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.6%
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	$ 3,930	$ 3,655
10.5% 7/15/11 (f)	4,300	4,386
Coast Hotels & Casinos, Inc. 9.5% 4/1/09	1,540	1,617
Domino's, Inc. 8.25% 7/1/11 (f)	1,670	1,733
Florida Panthers Holdings, Inc. 9.875% 4/15/09	7,375	7,818
Herbst Gaming, Inc. 10.75% 9/1/08	1,030	1,128
Hilton Hotels Corp.:
7.625% 12/1/12	2,590	2,771
8.25% 2/15/11	3,270	3,613
Horseshoe Gaming LLC 8.625% 5/15/09	6,825	7,269
MGM MIRAGE 8.5% 9/15/10	2,890	3,240
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (f)	890	810
Penn National Gaming, Inc. 8.875% 3/15/10	5,115	5,396
Six Flags, Inc. 8.875% 2/1/10	3,000	2,678
Speedway Motorsports, Inc. 6.75% 6/1/13 (f)	1,920	1,920
Starwood Hotels & Resorts Worldwide, Inc.:
7.375% 5/1/07	4,705	4,870
7.875% 5/1/12	2,675	2,856
Station Casinos, Inc. 8.375% 2/15/08	16,095	17,061
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	11,980	12,908
Town Sports International, Inc. 9.625% 4/15/11	1,770	1,876
Tricon Global Restaurants, Inc. 8.875% 4/15/11	10,045	11,401
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	1,170	1,217
Wheeling Island Gaming, Inc. 10.125% 12/15/09	2,155	2,177
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 12% 11/1/10	5,100	5,674
		108,074
Household Durables - 0.1%
Beazer Homes USA, Inc. 8.625% 5/15/11	3,140	3,328
D.R. Horton, Inc. 7.875% 8/15/11	4,250	4,378
Ryland Group, Inc. 9.125% 6/15/11	3,580	4,010
Standard Pacific Corp. 9.25% 4/15/12	1,815	1,969
		13,685
Internet & Catalog Retail - 0.0%
USA Interactive 7% 1/15/13	4,000	4,335
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	$ 5,600	$ 6,328
Media - 1.3%
AMC Entertainment, Inc.:
9.5% 2/1/11	2,315	2,408
9.875% 2/1/12	2,800	3,024
American Media Operations, Inc. 10.25% 5/1/09	5,430	5,797
AOL Time Warner, Inc.:
6.875% 5/1/12	9,230	9,896
7.625% 4/15/31	3,835	3,977
7.7% 5/1/32	11,940	12,524
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	21,300	24,282
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 1/15/10 (d)	7,090	4,538
0% 5/15/11 (d)	3,700	2,035
8.625% 4/1/09	13,600	10,064
9.625% 11/15/09	2,005	1,524
10% 4/1/09	2,050	1,599
10% 5/15/11	3,985	2,989
10.25% 1/15/10	5,915	4,673
10.75% 10/1/09	1,935	1,529
Cinemark USA, Inc. 9.625% 8/1/08	3,835	3,835
Clear Channel Communications, Inc. 5.75% 1/15/13	3,000	3,033
Comcast Corp. 7.05% 3/15/33	7,500	7,490
Corus Entertainment, Inc. 8.75% 3/1/12	5,560	5,977
CSC Holdings, Inc.:
7.625% 4/1/11	3,440	3,337
7.625% 7/15/18	1,455	1,368
7.875% 2/15/18	535	514
EchoStar DBS Corp. 10.375% 10/1/07	13,425	14,633
Entravision Communications Corp. 8.125% 3/15/09	4,530	4,689
Houghton Mifflin Co.:
8.25% 2/1/11 (f)	8,155	8,359
9.875% 2/1/13 (f)	2,150	2,247
Lamar Media Corp. 7.25% 1/1/13	1,290	1,313
LBI Media, Inc. 10.125% 7/15/12	4,060	4,415
News America Holdings, Inc. 7.75% 12/1/45	10,825	11,624
News America, Inc. 7.28% 6/30/28	14,000	14,475
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Nextmedia Operating, Inc. 10.75% 7/1/11	$ 3,345	$ 3,654
PanAmSat Corp. 6.375% 1/15/08	2,720	2,761
Pegasus Satellite Communications, Inc. 11.25% 1/15/10 (f)	4,585	4,218
PEI Holdings, Inc. 11% 3/15/10 (f)	3,240	3,564
Penton Media, Inc. 11.875% 10/1/07	1,475	1,401
Radio One, Inc. 8.875% 7/1/11	14,005	15,195
Regal Cinemas Corp. 9.375% 2/1/12	5,885	6,503
Satelites Mexicanos SA de CV 5.6% 6/30/04 (f)(i)	1,763	1,516
Telewest PLC:
11% 10/1/07 (c)	11,615	4,356
yankee 9.625% 10/1/06 (c)	7,700	2,868
Time Warner, Inc. 8.18% 8/15/07	5,425	6,187
Vertis, Inc. 9.75% 4/1/09 (f)	3,180	3,307
Vivendi Universal SA 9.25% 4/15/10 (f)	7,450	8,270
Walt Disney Co. 5.375% 6/1/07	8,000	8,471
Yell Finance BV 10.75% 8/1/11	6,035	6,910
		257,349
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (f)	3,470	3,158
Specialty Retail - 0.0%
Hollywood Entertainment Corp. 9.625% 3/15/11	1,270	1,378
Reddy Ice Group, Inc. 8.875% 8/1/11 (f)	430	439
		1,817
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. 12.25% 12/15/12	2,460	2,116
TOTAL CONSUMER DISCRETIONARY		462,546
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
7.125% 1/15/07	2,000	1,940
8.125% 5/1/10 (f)	2,000	2,030
9.5% 2/15/11 (f)	5,000	5,300
11.25% 7/1/08	5,000	5,275
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	$ 935	$ 846
9.125% 12/15/11	4,315	3,905
		19,296
Food Products - 0.2%
Central Garden & Pet Co. 9.125% 2/1/13	850	905
Chiquita Brands International, Inc. 10.56% 3/15/09	5,318	5,637
Corn Products International, Inc.:
8.25% 7/15/07	5,660	6,056
8.45% 8/15/09	795	869
Dean Foods Co.:
6.625% 5/15/09	460	469
6.9% 10/15/17	3,700	3,663
8.15% 8/1/07	5,005	5,355
Del Monte Corp. 8.625% 12/15/12 (f)	1,960	2,078
Doane Pet Care Co.:
9.75% 5/15/07	3,550	3,408
10.75% 3/1/10	2,580	2,774
Kraft Foods, Inc.:
5.25% 6/1/07	4,140	4,338
6.25% 6/1/12	5,025	5,260
Michael Foods, Inc. 11.75% 4/1/11	260	299
		41,111
Personal Products - 0.0%
Revlon Consumer Products Corp. 12% 12/1/05	5,990	5,691
Tobacco - 0.2%
Philip Morris Companies, Inc. 7% 7/15/05	27,190	28,105
TOTAL CONSUMER STAPLES		94,203
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
DI Industries, Inc. 8.875% 7/1/07	969	988
Grant Prideco, Inc.:
9% 12/15/09	660	710
9.625% 12/1/07	2,440	2,623
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Key Energy Services, Inc. 8.375% 3/1/08	$ 1,390	$ 1,453
SESI LLC 8.875% 5/15/11	290	310
		6,084
Oil & Gas - 0.4%
Chesapeake Energy Corp. 8.125% 4/1/11	6,530	6,791
Encore Acquisition Co. 8.375% 6/15/12	3,510	3,650
Forest Oil Corp. 8% 12/15/11	2,550	2,614
General Maritime Corp. 10% 3/15/13 (f)	4,520	4,949
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	980	1,117
Pemex Project Funding Master Trust 6.125% 8/15/08 (f)	10,750	11,207
Plains All American Pipeline LP 7.75% 10/15/12	1,840	1,978
Plains Exploration & Production Co. LP 8.75% 7/1/12	6,215	6,448
Teekay Shipping Corp. 8.875% 7/15/11	10,030	10,983
The Coastal Corp.:
6.2% 5/15/04	2,920	2,840
6.375% 2/1/09	1,285	996
6.5% 5/15/06	3,325	2,801
6.5% 6/1/08	1,970	1,576
6.95% 6/1/28	180	119
7.5% 8/15/06	8,570	7,499
7.625% 9/1/08	1,275	1,039
7.75% 6/15/10	9,680	7,792
7.75% 10/15/35	945	662
Vintage Petroleum, Inc. 8.25% 5/1/12	2,200	2,376
		77,437
TOTAL ENERGY		83,521
FINANCIALS - 4.2%
Capital Markets - 0.6%
Amvescap PLC:
5.9% 1/15/07	7,005	7,492
yankee 6.6% 5/15/05	6,750	7,212
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	5,300	5,158
4.25% 9/4/12 (i)	6,980	7,087
Bear Stearns Companies, Inc. 4% 1/31/08	5,900	5,952
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	$ 11,730	$ 12,742
6.5% 1/15/12	3,045	3,282
Goldman Sachs Group, Inc.:
5.7% 9/1/12	9,110	9,350
6.6% 1/15/12	17,725	19,320
J.P. Morgan Chase & Co. 5.35% 3/1/07	15,550	16,600
Lehman Brothers Holdings, Inc. 4% 1/22/08	6,900	6,948
Merrill Lynch & Co., Inc.:
3.7% 4/21/08	1,935	1,919
4% 11/15/07	7,970	7,978
Morgan Stanley 6.6% 4/1/12	10,695	11,644
		122,684
Commercial Banks - 0.2%
Fleet Financial Group, Inc. 7.125% 4/15/06	6,740	7,449
FleetBoston Financial Corp. 7.25% 9/15/05	10,040	11,093
Korea Development Bank 7.375% 9/17/04	3,890	4,106
Popular North America, Inc. 6.125% 10/15/06	14,505	15,849
		38,497
Consumer Finance - 1.0%
American General Finance Corp.:
2.75% 6/15/08	870	824
5.875% 7/14/06	32,050	34,759
Capital One Bank:
4.875% 5/15/08	8,185	8,216
6.5% 6/13/13	8,925	8,332
6.65% 3/15/04	3,400	3,489
Ford Motor Credit Co.:
5.8% 1/12/09	6,895	6,597
6.5% 1/25/07	19,920	20,457
7.375% 10/28/09	18,120	18,494
General Electric Capital Corp.:
6% 6/15/12	7,100	7,468
6.125% 2/22/11	16,000	17,214
General Motors Acceptance Corp.:
6.125% 2/1/07	525	542
6.125% 8/28/07	530	543
6.38% 1/30/04	16,080	16,443
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - continued
General Motors Acceptance Corp.: - continued
6.875% 9/15/11	$ 4,250	$ 4,152
6.875% 8/28/12	8,950	8,686
Household Finance Corp.:
6.375% 10/15/11	16,305	17,421
6.75% 5/15/11	11,395	12,465
7% 5/15/12	2,595	2,880
MBNA Corp. 7.5% 3/15/12	11,845	13,346
		202,328
Diversified Financial Services - 1.3%
Ahold Finance USA, Inc.:
6.25% 5/1/09	4,660	4,287
8.25% 7/15/10	7,780	7,624
American Airlines, Inc. pass thru trust certificates 7.8% 4/1/08	1,130	814
Arch Western Finance LLC 6.75% 7/1/13 (f)	6,460	6,331
ASIF Global Financing XVIII 3.85% 11/26/07 (f)	380	381
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	2,700	2,923
Chukchansi Economic Development Authority 14.5% 6/15/09 (f)	2,070	2,505
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	359	276
6.748% 9/15/18	250	185
6.795% 8/2/18	1,837	1,360
6.8% 7/2/07	232	195
6.9% 1/2/17	2,301	1,634
8.312% 10/2/12	1,574	1,165
8.321% 11/1/06	155	133
8.388% 5/1/22	128	96
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	455	387
7.57% 11/18/10	4,945	4,932
7.711% 9/18/11	515	430
7.779% 11/18/05	2,410	2,097
7.92% 5/18/12	2,745	2,354
10.06% 1/2/16	960	739
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Deutsche Telekom International Finance BV:
5.25% 7/22/13	$ 6,255	$ 5,989
8.25% 6/15/05	2,617	2,878
8.5% 6/15/10	14,180	16,708
8.75% 6/15/30	9,630	11,275
Devon Financing Corp. U.L.C. 7.875% 9/30/31	6,700	7,653
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	4,070	4,263
Entercom Radio LLC/Entercom Capital, Inc. 7.625% 3/1/14	2,515	2,641
FIMEP SA 10.5% 2/15/13 (f)	7,195	7,879
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (f)	1,000	971
Huntsman Advanced Materials LLC:
10% 7/15/08 (f)(i)	2,320	2,366
11% 7/15/10 (f)	1,840	1,978
IOS Capital LLC 7.25% 6/30/08	3,020	2,778
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	9,280	9,902
NiSource Finance Corp. 7.875% 11/15/10	20,680	23,823
Northwest Airlines, Inc. pass thru trust certificates:
6.81% 2/1/20	1,211	978
7.248% 7/2/14	1,744	1,046
7.575% 3/1/19	871	862
7.691% 4/1/17	165	129
7.95% 9/1/16	149	118
8.304% 9/1/10	1,430	1,116
Pemex Project Funding Master Trust 7.375% 12/15/14	8,620	8,900
Petronas Capital Ltd. 7% 5/22/12 (f)	28,745	31,549
PTC International Finance II SA yankee 11.25% 12/1/09	7,255	8,017
R. H. Donnelley Finance Corp. I:
8.875% 12/15/10 (f)	1,390	1,501
10.875% 12/15/12 (f)	2,170	2,430
Sprint Capital Corp. 6.125% 11/15/08	7,449	7,731
TRW Automotive Acquisition Corp.:
9.375% 2/15/13 (f)	4,930	5,361
11% 2/15/13 (f)	5,185	5,781
U.S. Airways pass thru trust certificates 6.85% 7/30/19	834	776
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (f)	$ 11,660	$ 12,884
Verizon Global Funding Corp.:
6.125% 6/15/07	9,075	9,914
7.25% 12/1/10	990	1,123
7.375% 9/1/12	10,285	11,625
Verizon Wireless Capital LLC 5.375% 12/15/06	3,575	3,822
		257,615
Insurance - 0.2%
Aegon NV 4.75% 6/1/13	12,500	11,766
Hartford Financial Services Group, Inc.:
2.375% 6/1/06	2,755	2,710
4.625% 7/15/13 (f)	2,815	2,652
Prudential Financial, Inc. 3.75% 5/1/08	6,295	6,242
Travelers Property Casualty Corp.:
5% 3/15/13	3,375	3,316
6.375% 3/15/33	4,345	4,240
		30,926
Real Estate - 0.5%
Boston Properties, Inc. 6.25% 1/15/13	12,300	12,629
Camden Property Trust 5.875% 11/30/12	7,910	8,050
CarrAmerica Realty Corp. 5.25% 11/30/07	6,175	6,346
CenterPoint Properties Trust 6.75% 4/1/05	8,720	9,265
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09	4,930	5,269
EOP Operating LP 7.75% 11/15/07	22,895	26,172
Gables Realty LP:
5.75% 7/15/07	11,440	11,875
6.8% 3/15/05	1,595	1,684
ProLogis:
6.7% 4/15/04	3,970	4,125
7.05% 7/15/06	10,000	11,204
Senior Housing Properties Trust 8.625% 1/15/12	5,910	6,206
		102,825
Thrifts & Mortgage Finance - 0.4%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	2,946	2,848
5.5% 8/1/06	17,955	19,265
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Home Loans, Inc.: - continued
5.625% 5/15/07	$ 12,000	$ 12,853
Washington Mutual Bank 6.875% 6/15/11	8,300	9,354
Washington Mutual, Inc.:
4.375% 1/15/08	7,605	7,770
5.625% 1/15/07	12,800	13,826
		65,916
TOTAL FINANCIALS		820,791
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.0%
Fisher Scientific International, Inc. 8.125% 5/1/12	3,175	3,342
Health Care Providers & Services - 0.2%
AmeriPath, Inc. 10.5% 4/1/13	8,680	9,201
AmerisourceBergen Corp. 8.125% 9/1/08	1,110	1,188
PacifiCare Health Systems, Inc. 10.75% 6/1/09	4,085	4,677
Psychiatric Solutions, Inc. 10.625% 6/15/13 (f)	790	828
Tenet Healthcare Corp.:
5% 7/1/07	1,825	1,679
5.375% 11/15/06	465	442
6.375% 12/1/11	3,305	2,975
6.5% 6/1/12	1,355	1,223
7.375% 2/1/13	2,440	2,318
Triad Hospitals, Inc. 8.75% 5/1/09	5,725	6,040
		30,571
Pharmaceuticals - 0.0%
aaiPharma, Inc. 11% 4/1/10	3,265	3,608
Biovail Corp. yankee 7.875% 4/1/10	6,970	7,179
		10,787
TOTAL HEALTH CARE		44,700
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.2%
Alliant Techsystems, Inc. 8.5% 5/15/11	8,765	9,422
BE Aerospace, Inc.:
8% 3/1/08	445	374
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Aerospace & Defense - continued
BE Aerospace, Inc.: - continued
8.875% 5/1/11	$ 4,230	$ 3,553
9.5% 11/1/08	2,185	1,868
Raytheon Co.:
5.5% 11/15/12	4,225	4,219
6.75% 8/15/07	6,065	6,642
Transdigm, Inc. 8.375% 7/15/11 (f)	1,340	1,377
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	2,150	2,172
		29,627
Airlines - 0.0%
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	566	453
7.9% 12/15/09	465	353
8.3% 12/15/29	5,570	3,718
NWA Trust 10.23% 6/21/14	1,024	799
		5,323
Building Products - 0.0%
Jacuzzi Brands, Inc. 9.625% 7/1/10 (f)	2,530	2,606
Commercial Services & Supplies - 0.2%
Allied Waste North America, Inc.:
7.625% 1/1/06	2,220	2,276
7.875% 1/1/09	11,430	11,830
8.5% 12/1/08	4,340	4,568
American Color Graphics, Inc.:
10% 6/15/10 (f)	3,630	3,721
12.75% 8/1/05	10,940	10,967
Boise Cascade Office Products Corp. 7.05% 5/15/05	2,470	2,578
Browning-Ferris Industries, Inc. 9.25% 5/1/21	1,350	1,391
Danka Business Systems PLC 11% 6/15/10 (f)	4,260	4,090
Iron Mountain, Inc. 8.25% 7/1/11	815	844
Pierce Leahy Command Co. yankee 8.125% 5/15/08	500	510
World Color Press, Inc.:
7.75% 2/15/09	4,080	4,243
8.375% 11/15/08	260	273
Worldspan LP 9.625% 6/15/11 (f)	900	938
		48,229
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Textron Financial Corp. 2.75% 6/1/06	$ 4,865	$ 4,781
Tyco International Group SA yankee:
6.125% 11/1/08	160	159
6.375% 6/15/05	2,800	2,884
6.375% 10/15/11	6,210	6,148
6.75% 2/15/11	18,345	18,528
		32,500
Machinery - 0.0%
AGCO Corp. 9.5% 5/1/08	810	871
Columbus McKinnon Corp. 10% 8/1/10 (f)	450	459
Cummins, Inc. 9.5% 12/1/10 (f)	1,230	1,378
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	760	825
		3,533
Marine - 0.0%
Transport Maritima Mexicana SA de CV yankee:
9.5% 8/15/03 (c)	1,780	1,513
10.25% 11/15/06 (c)	3,750	3,150
		4,663
Road & Rail - 0.1%
Kansas City Southern Railway Co.:
7.5% 6/15/09	8,005	8,285
9.5% 10/1/08	460	496
TFM SA de CV yankee:
10.25% 6/15/07	5,990	6,185
11.75% 6/15/09	6,985	7,125
		22,091
Transportation Infrastructure - 0.1%
Korea Highway Corp. 4.9% 7/1/13 (f)	10,300	9,656
TOTAL INDUSTRIALS		158,228
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.3%
Motorola, Inc. 8% 11/1/11	18,530	20,939
Nortel Networks Corp. 6.125% 2/15/06	4,900	4,680
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Qwest Services Corp.:
13.5% 12/15/10 (f)	$ 26,170	$ 28,394
14% 12/15/14 (f)	10,425	11,676
		65,689
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 8% 5/15/09	2,930	3,179
Electronic Equipment & Instruments - 0.0%
Flextronics International Ltd. yankee 9.875% 7/1/10	3,640	4,077
IT Services - 0.1%
Digitalnet, Inc. 9% 7/15/10 (f)	740	725
Electronic Data Systems Corp. 6% 8/1/13 (f)	10,615	9,928
Iron Mountain, Inc. 8.625% 4/1/13	370	382
		11,035
Office Electronics - 0.0%
Xerox Corp.:
7.125% 6/15/10	4,270	4,142
7.625% 6/15/13	4,270	4,142
		8,284
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	3,700	4,135
Amkor Technology, Inc.:
7.75% 5/15/13 (f)	915	874
9.25% 2/15/08	370	392
10.5% 5/1/09	95	100
Micron Technology, Inc. 6.5% 9/30/05 (k)	9,000	8,730
ON Semiconductor Corp./Semiconductor Components Industries LLC 12% 3/15/10	2,460	2,706
		16,937
TOTAL INFORMATION TECHNOLOGY		109,201
MATERIALS - 0.5%
Chemicals - 0.1%
Avecia Group PLC 11% 7/1/09	5,202	4,578
Compass Minerals Group, Inc. 10% 8/15/11	3,770	4,166
Geon Co. 6.875% 12/15/05	375	338
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co.:
9.5% 12/15/08 (f)	$ 2,040	$ 1,938
9.875% 5/1/07	1,350	1,310
PolyOne Corp.:
8.875% 5/1/12	1,805	1,516
10.625% 5/15/10	6,170	5,491
		19,337
Containers & Packaging - 0.2%
BWAY Corp. 10% 10/15/10 (f)	840	869
Crown Cork & Seal, Inc.:
7.375% 12/15/26	2,590	2,007
8% 4/15/23	1,805	1,444
Crown European Holdings SA 9.5% 3/1/11 (f)	2,500	2,550
Jefferson Smurfit Corp. U.S. 8.25% 10/1/12	2,750	2,860
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (f)	1,760	1,804
8.25% 5/15/13 (f)	3,020	3,080
8.75% 11/15/12	2,530	2,657
8.875% 2/15/09	9,730	10,022
Owens-Illinois, Inc.:
7.15% 5/15/05	1,980	2,010
7.35% 5/15/08	800	780
7.5% 5/15/10	770	743
7.8% 5/15/18	350	329
8.1% 5/15/07	1,630	1,642
Sealed Air Corp.:
5.625% 7/15/13 (f)	1,975	1,889
6.875% 7/15/33 (f)	4,130	3,884
6.95% 5/15/09 (f)	4,195	4,515
8.75% 7/1/08 (f)	1,035	1,188
		44,273
Metals & Mining - 0.1%
Freeport-McMoRan Copper & Gold, Inc. 10.125% 2/1/10	8,480	9,413
Luscar Coal Ltd. 9.75% 10/15/11	2,930	3,282
Phelps Dodge Corp.:
8.75% 6/1/11	260	295
9.5% 6/1/31	4,280	4,890
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Salt Holdings Corp., Inc. 0% 12/15/12 (d)(f)	$ 4,550	$ 3,049
Steel Dynamics, Inc. 9.5% 3/15/09	515	545
		21,474
Paper & Forest Products - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	3,700	3,924
Norske Skog Canada Ltd. 8.625% 6/15/11	510	515
Stone Container Corp.:
8.375% 7/1/12	2,710	2,873
9.75% 2/1/11	2,320	2,488
Weyerhaeuser Co.:
5.25% 12/15/09	5,304	5,367
6.125% 3/15/07	4,145	4,472
		19,639
TOTAL MATERIALS		104,723
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.8%
AT&T Broadband Corp. 8.375% 3/15/13	10,000	11,772
AT&T Corp.:
7% 11/15/06	3,060	3,382
7.8% 11/15/11	3,105	3,404
British Telecommunications PLC:
8.375% 12/15/10	8,630	10,312
8.875% 12/15/30	3,050	3,746
Citizens Communications Co. 8.5% 5/15/06	6,960	7,946
France Telecom SA 9.25% 3/1/11 (e)	20,000	23,769
Koninklijke KPN NV yankee 8% 10/1/10	10,550	12,483
Level 3 Communications, Inc.:
9.125% 5/1/08	5,350	4,387
11% 3/15/08	2,610	2,323
Mobifon Holdings BV 12.5% 7/31/10 (f)	7,225	7,550
NTL, Inc. 19% 1/1/10 pay-in-kind (f)(g)	11,685	11,568
Qwest Corp. 8.875% 3/15/12 (f)	5,935	6,083
Rogers Cantel, Inc. yankee 9.375% 6/1/08	2,365	2,471
Telewest Communications PLC yankee:
0% 4/15/09 (c)(d)	3,965	1,229
0% 2/1/10 (c)(d)	5,675	1,589
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telewest Communications PLC yankee: - continued
9.875% 2/1/10 (c)	$ 2,610	$ 940
11.25% 11/1/08 (c)	3,775	1,416
TELUS Corp. yankee 7.5% 6/1/07	30,125	32,942
U.S. West Communications:
7.2% 11/10/26	845	727
7.25% 9/15/25	840	697
WorldCom, Inc. 7.5% 5/15/11 (c)	7,505	2,008
		152,744
Wireless Telecommunication Services - 0.5%
American Tower Corp. 9.375% 2/1/09	8,500	8,585
AT&T Wireless Services, Inc.:
7.875% 3/1/11	1,790	2,015
8.75% 3/1/31	8,950	10,315
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13 (f)	1,500	1,463
Cingular Wireless LLC:
5.625% 12/15/06	5,000	5,404
7.125% 12/15/31	11,000	11,794
Crown Castle International Corp.:
9.375% 8/1/11	6,995	7,205
9.5% 8/1/11	555	572
10.75% 8/1/11	2,285	2,479
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13 (f)	10,075	11,133
Millicom International Cellular SA 11% 6/1/06 (f)	2,473	2,473
Nextel Communications, Inc.:
9.375% 11/15/09	8,815	9,366
9.5% 2/1/11	14,665	16,022
12% 11/1/08	1,450	1,552
Nextel Partners, Inc. 11% 3/15/10	6,000	6,300
Rogers Wireless, Inc. 9.625% 5/1/11	4,765	5,384
Western Wireless Corp. 9.25% 7/15/13 (f)	3,560	3,418
		105,480
TOTAL TELECOMMUNICATION SERVICES		258,224
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - 1.6%
Electric Utilities - 0.8%
AES Drax Holdings Ltd. 10.41% 12/31/20	$ 6,430	$ 4,469
CMS Energy Corp.:
7.5% 1/15/09	2,430	2,284
7.625% 11/15/04	2,435	2,426
8.5% 4/15/11	1,500	1,459
8.9% 7/15/08	4,085	4,024
9.875% 10/15/07	8,190	8,395
Constellation Energy Group, Inc.:
6.35% 4/1/07	10,595	11,568
7% 4/1/12	6,940	7,584
Dominion Resources, Inc.:
6.25% 6/30/12	5,085	5,366
8.125% 6/15/10	6,850	8,024
DTE Energy Co. 7.05% 6/1/11	4,995	5,439
Duke Capital Corp. 6.75% 2/15/32	2,874	2,559
Edison International 6.875% 9/15/04	3,140	3,109
FirstEnergy Corp.:
5.5% 11/15/06	7,528	7,902
6.45% 11/15/11	6,460	6,593
FPL Group Capital, Inc. 3.25% 4/11/06	3,435	3,472
Illinois Power Co.:
7.5% 6/15/09	9,760	9,760
11.5% 12/15/10 (f)	5,260	5,786
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	5,160	5,242
5.875% 10/1/12	3,450	3,535
Nevada Power Co. 10.875% 10/15/09	810	883
Niagara Mohawk Power Corp. 8.875% 5/15/07	5,060	5,925
Oncor Electric Delivery Co. 6.375% 5/1/12	7,980	8,567
Pacific Gas & Electric Co.:
7.05% 3/1/24	800	800
10% 11/1/05 (f)(i)	5,950	5,950
PG&E Corp. 6.875% 7/15/08 (f)	2,340	2,399
Reliant Energy Resources Corp.:
7.75% 2/15/11	1,240	1,327
8.125% 7/15/05	3,510	3,777
Sierra Pacific Power Co. 8% 6/1/08	4,015	4,256
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.:
7.125% 7/15/25	$ 245	$ 248
7.25% 3/1/26	765	776
7.625% 1/15/10	3,545	3,722
8% 2/15/07 (f)	5,510	5,896
TECO Energy, Inc. 7% 5/1/12	1,505	1,415
		154,937
Gas Utilities - 0.3%
ANR Pipeline, Inc. 8.875% 3/15/10	1,360	1,414
Consolidated Natural Gas Co. 6.85% 4/15/11	4,530	5,075
El Paso Energy Corp.:
6.75% 5/15/09	5,725	4,466
6.95% 12/15/07	3,730	3,059
7.375% 12/15/12	640	496
7.8% 8/1/31	1,020	714
8.05% 10/15/30	655	472
Noram Energy Corp. 6.5% 2/1/08	1,250	1,303
Northwest Pipeline Corp.:
6.625% 12/1/07	1,325	1,358
8.125% 3/1/10	1,290	1,329
Panhandle Eastern Pipe Line Co.:
7.2% 8/15/24	395	385
8.25% 4/1/10	1,145	1,358
Southern Natural Gas Co.:
7.35% 2/15/31	6,230	5,685
8% 3/1/32	120	114
8.875% 3/15/10	1,610	1,658
Tennessee Gas Pipeline Co.:
7% 10/15/28	510	444
7.5% 4/1/17	255	242
8.375% 6/15/32	765	750
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,905	3,021
7.3% 12/1/10	12,250	13,776
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Gas Utilities - continued
Transcontinental Gas Pipe Line Corp.:
6.125% 1/15/05	$ 1,755	$ 1,755
6.25% 1/15/08	3,650	3,632
8.875% 7/15/12	1,160	1,235
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	715	677
		54,418
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
8.75% 6/15/08	397	391
8.75% 5/15/13 (f)	5,050	4,930
8.875% 2/15/11	507	460
9% 5/15/15 (f)	3,790	3,714
9.375% 9/15/10	451	421
9.5% 6/1/09	1,357	1,279
10.25% 7/15/06	1,165	1,118
El Paso Corp.:
7% 5/15/11	8,115	6,411
7.875% 6/15/12 (f)	5,750	4,629
Reliant Resources, Inc. 9.25% 7/15/10 (f)	5,150	4,944
Southern Energy, Inc. New York 7.4% 7/15/04 (c)(f)	2,505	1,077
Western Resources, Inc.:
7.125% 8/1/09	865	869
7.875% 5/1/07	7,990	8,769
9.75% 5/1/07	3,030	3,360
Williams Companies, Inc.:
6.5% 8/1/06	2,505	2,380
6.625% 11/15/04	3,695	3,621
6.75% 1/15/06	3,060	2,907
7.125% 9/1/11	26,110	24,021
7.5% 1/15/31	2,171	1,878
7.625% 7/15/19	2,750	2,448
8.125% 3/15/12	10,630	10,205
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
Williams Companies, Inc.: - continued
8.625% 6/1/10	$ 3,620	$ 3,584
9.25% 3/15/04	3,685	3,722
		97,138
TOTAL UTILITIES		306,493
TOTAL NONCONVERTIBLE BONDS		2,442,630
TOTAL CORPORATE BONDS (Cost $2,491,330)		2,615,990
U.S. Government and Government Agency Obligations - 6.2%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
3.625% 4/15/04	15,345	15,607
5% 5/14/07	60,100	61,800
5.125% 2/13/04	4,590	4,687
5.5% 3/15/11	1,502	1,581
6.25% 2/1/11	23,525	25,213
6.25% 7/19/11	75,900	78,742
6.625% 11/15/10	24,130	27,148
Freddie Mac:
1.5% 8/15/05	31,720	31,364
2.875% 9/26/05	30,000	30,069
3.75% 4/15/04	16,365	16,654
4.5% 1/15/13	25,000	23,870
5.25% 11/5/12	5,610	5,441
5.75% 1/15/12	60,000	63,447
5.875% 3/21/11	44,910	46,935
6% 5/25/12	40,000	41,031
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	4,745	5,195
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - continued
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates Series 1996-A1, 6.726% 9/15/10	$ 19,565	$ 21,507
Private Export Funding Corp. secured 6.86% 4/30/04	469	488
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		500,779
U.S. Treasury Obligations - 3.7%
U.S. Treasury Bonds:
6.125% 8/15/29	256,316	278,153
6.375% 8/15/27	2,575	2,877
8.875% 8/15/17	53,265	73,535
9.125% 5/15/18	50,000	70,664
9.875% 11/15/15	2,360	3,456
11.25% 2/15/15	59,890	94,535
U.S. Treasury Notes:
4% 11/15/12	67,735	65,428
5% 8/15/11	84,640	88,928
6% 8/15/09	36,153	40,600
TOTAL U.S. TREASURY OBLIGATIONS		718,176
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,225,840)		1,218,955
U.S. Government Agency - Mortgage Securities - 13.1%

Fannie Mae - 11.4%
4.5% 8/1/18 to 8/13/33 (g)(h)	469,000	450,641
5% 8/1/18 to 8/1/33 (g)	559,625	544,663
5.5% 10/1/08 to 4/1/18	102,791	105,188
6% 10/1/08 to 6/1/33	139,526	142,011
6.5% 3/1/08 to 2/1/33	471,350	487,200
6.5% 8/1/18 (g)	53,710	56,412
7% 7/1/23 to 10/1/32	14,433	15,132
7% 8/1/33 (g)	382,000	400,861
7.5% 5/1/25 to 11/1/31	19,914	21,178
8.5% 1/1/09 to 6/1/21	26	28
10% 8/1/17	11	12
TOTAL FANNIE MAE		2,223,326
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Freddie Mac - 0.0%
8% 10/1/16 to 4/1/20	$ 492	$ 536
Government National Mortgage Association - 1.7%
5.5% 8/1/33 (g)	12,000	11,906
6% 9/15/08 to 12/15/10	7,219	7,565
6.5% 6/15/23 to 8/15/32	44,466	46,106
7% 10/15/17 to 10/15/32	198,993	209,020
7% 8/1/33 (g)	2,395	2,520
7.5% 8/15/21 to 11/15/28	36,570	38,958
8% 4/15/06 to 5/15/32	16,017	17,315
8.5% 11/15/05 to 1/15/31	2,190	2,374
9% 3/15/10 to 5/15/22	256	285
9.5% 3/15/23	21	24
11% 7/20/13 to 7/20/20	483	543
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		336,616
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,570,442)		2,560,478
Asset-Backed Securities - 1.5%

ACE Securities Corp. Series 2003-FM1 Class M2, 2.95% 11/25/32 (i)	3,660	3,660
American Express Credit Account Master Trust:
Series 1999-2 Class B, 6.1% 12/15/06	14,200	14,719
Series 2001-6 Class B, 1.4569% 12/15/08 (i)	13,200	13,237
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2 Class A2, 1.4869% 4/15/33 (i)	13,071	13,049
Capital One Multi-Asset Execution Trust:
Series 2003-2B Class B2, 3.5% 2/17/09	7,120	7,129
Series 2003-A1 Class A1, 1.4969% 1/15/09 (i)	35,085	35,258
Series 2003-B1 Class B1, 2.2769% 2/17/09 (i)	13,530	13,631
CDC Mortgage Capital Trust Series 2003-HE2:
Class M1, 1.9% 6/25/33 (i)	845	848
Class M2, 3% 6/25/33 (i)	3,130	3,137
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	2,924	3,003
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	5,895	6,104
Series 2001-C Class B, 5.54% 12/15/05	9,800	10,104
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.48% 8/25/33 (i)	$ 2,484	$ 2,487
Class M1, 1.98% 8/25/33 (i)	3,115	3,135
Series 2003-4:
Class M1, 1.9% 10/25/33 (i)	4,080	4,080
Class M2, 3% 10/25/33 (i)	4,825	4,825
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (f)	3,286	3,188
Series 2003-2N Class A, 8% 9/27/33 (f)	3,532	3,457
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	9,905	10,182
Household Home Equity Loan Trust Series 2002-2 Class A, 1.4% 4/20/32 (i)	15,962	15,966
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 2.95% 7/25/33 (i)	4,765	4,766
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6N Class NOTE, 9.5% 9/25/32 (f)	2,023	2,024
Series 2003-HE1 Class M2, 3% 6/27/33 (i)	5,640	5,652
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.1% 1/25/32 (i)	5,470	5,523
Series 2002-HE1N Class NOTE, 9.5% 6/25/32 (f)	1,396	1,396
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (f)	4,844	4,844
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (f)	1,333	1,336
Morgan Stanley Dean Witter Capital I, Inc. Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (f)	3,505	3,508
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.53% 1/25/33 (i)	12,183	12,216
Residential Finance LP/Residential Finance Development Corp.:
Series 2003-B:
Class B3, 2.6606% 7/10/35 (f)(i)	9,384	9,384
Class B4, 2.8606% 7/10/35 (f)(i)	7,215	7,215
Class B5, 3.4606% 7/10/35 (f)(i)	6,692	6,692
Class B6, 3.9606% 7/10/35 (f)(i)	2,895	2,895
Series 2003-CB1:
Class B3, 2.5606% 6/10/35 (f)(i)	3,256	3,256
Class B4, 2.7606% 6/10/35 (f)(i)	2,911	2,911
Class B5, 3.6306% 6/10/35 (f)(i)	1,987	1,987
Class B6, 3.8606% 6/10/35 (f)(i)	1,178	1,178
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	22,525	24,560
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Sears Credit Account Master Trust II: - continued
Series 2001-2 Class B, 1.3969% 6/16/08 (i)	$ 16,300	$ 16,267
Series 2002-4 Class A, 1.2369% 8/18/09 (i)	10,400	10,390
TOTAL ASSET-BACKED SECURITIES (Cost $295,248)		299,199
Collateralized Mortgage Obligations - 0.1%

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-59 Class D, 3.654% 10/1/27 (Cost $12,000)	12,000	11,047
Commercial Mortgage Securities - 0.8%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 2.381% 8/1/24 (f)(i)	3,833	3,105
CBM Funding Corp. sequential pay Series 1996-1 Class C, 7.86% 2/1/08	12,500	13,637
COMM floater:
Series 2001-FL5A Class A2, 1.6569% 11/15/13 (f)(i)	5,390	5,393
Series 2002-FL7 Class A2, 1.4569% 11/15/14 (f)(i)	7,825	7,823
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	10,600	12,217
Series 1997-C2 Class D, 7.27% 1/17/35	10,735	11,713
Equitable Life Assurance Society of the United States Series 174 Class C1, 7.52% 5/15/06 (f)	6,000	6,665
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.9752% 4/29/39 (f)(i)	2,900	2,459
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	8,218	7,936
Series 2003-36 Class C, 4.254% 2/16/31	6,535	6,373
Series 2003-47 Class C, 4.227% 10/16/27	11,610	11,163
Series 2003-59 Class XA, 0.3039% 6/16/34 (i)(j)	59,585	4,706
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1904% 4/13/31 (i)	4,895	4,831
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,995	5,892
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 6.9814% 4/25/21 (f)(i)	342	304
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (f)	$ 13,900	$ 12,180
Structured Asset Securities Corp. Series 1996-CFL Class E, 7.75% 2/25/28	466	465
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (f)	32,000	35,086
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $145,450)		151,948
Municipal Securities - 0.1%

Illinois Gen. Oblig.:
3.3% 6/1/10	1,300	1,222
3.55% 6/1/11	1,040	975
3.75% 6/1/12	3,390	3,166
5.1% 6/1/33	21,065	17,830
TOTAL MUNICIPAL SECURITIES (Cost $26,784)		23,193
Foreign Government and Government Agency Obligations - 0.4%

Bahamian Republic 6.625% 5/15/33 (f)	3,875	3,870
Chilean Republic:
5.5% 1/15/13	7,440	7,366
7.125% 1/11/12	10,775	11,933
Polish Government 6.25% 7/3/12	6,010	6,491
State of Israel 4.625% 6/15/13	9,700	9,124
United Mexican States:
6.375% 1/16/13	10,205	10,062
7.5% 1/14/12	12,100	12,977
8.5% 2/1/06	13,075	15,082
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $73,080)		76,905
Supranational Obligations - 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $6,510)	6,580	7,049
Floating Rate Loans - 0.1%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Head Communications LP Tranche B term loan 5.25% 3/31/08 (g)(i)	$ 4,500	$ 3,645
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Olympus Cable Holdings LLC Tranche B term loan 6% 9/30/10 (i)	6,220	5,598
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Loral Space & Communications Ltd. term loan 5.25% 1/7/05 (g)(i)	5,000	4,763
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. Tranche B term loan 5.37% 1/15/08 (g)(i)	2,000	1,860
UTILITIES - 0.0%
Electric Utilities - 0.0%
Aquila Networks Canada Corp. term loan 7.25% 7/30/04 (i)	5,000	5,000
CMS Energy Corp. Tranche C term loan 9% 9/30/04 (i)	25	25
		5,025
TOTAL FLOATING RATE LOANS (Cost $20,454)		20,891
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 1.12% (b)	1,168,725,531	1,168,726
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	9,106,000	9,106
TOTAL MONEY MARKET FUNDS (Cost $1,177,832)		1,177,832
Cash Equivalents - 0.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.04%, dated 7/31/03 due 8/1/03) (Cost $37,807)	$ 37,808	$ 37,807
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $19,978,071)		21,083,359
NET OTHER ASSETS - (7.5)%		(1,471,874)
NET ASSETS - 100%		$ 19,611,485
Security Type Abbreviations
PIERS	-	Preferred Income Equity Redeemable Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $563,161,000 or 2.9% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) A portion of the security is subject to a forward commitment to sell.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	3/3/99	$ 6,965
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	19.6%
AAA,AA,A	5.2
BBB	5.0
BB	1.6
B	3.5
CCC,CC,C	0.6
Not Rated	0.1
Equities	65.7
Short-Term Investments and Net Other Assets	(1.3)
Total	100.0%
We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Purchases and sales of securities, other than short-term securities, aggregated $15,879,558,000 and $15,546,765,000, respectively, of which long-term U.S. government and government agency obligations aggregated $10,909,889,000 and $10,891,760,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $116,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,730,000 or 0% of net assets.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $20,891,000 or 0.1% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loan was outstanding amounted to $26,233,000. The weighted average interest rate was 1.56%. Interest expense includes $1,000 paid under the bank borrowing program. At period end there were no bank borrowings outstanding.

Income Tax Information
The fund hereby designates approximately $300,000 as a capital gain dividend for the purpose of the dividend paid deduction.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount) J	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $8,809 and repurchase agreements of $37,807) (cost $19,978,071) - See accompanying schedule		$ 21,083,359
Commitment to sell securities on a delayed delivery basis	$ (321,750)
Receivable for securities sold on a delayed delivery basis	331,968	10,218
Cash		58
Receivable for investments sold		60,270
Receivable for fund shares sold		11,662
Dividends receivable		24,018
Interest receivable		79,972
Other receivables		78
Total assets		21,269,635

Liabilities
Payable for investments purchased Regular delivery	$ 91,958
Delayed delivery	1,529,463
Payable for fund shares redeemed	16,887
Accrued management fee	7,121
Other payables and accrued expenses	3,615
Collateral on securities loaned, at value	9,106
Total liabilities		1,658,150

Net Assets		$ 19,611,485
Net Assets consist of:
Paid in capital		$ 18,217,433
Undistributed net investment income		77,746
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		200,791
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,115,515
Net Assets, for 1,156,547 shares outstanding		$ 19,611,485
Net Asset Value, offering price and redemption price per share ($19,611,485 ÷ 1,156,547 shares)		$ 16.96

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Tear ended July 31, 2003

Investment Income
Dividends		$ 276,807
Interest		393,825
Security lending		122
Total income		670,754

Expenses
Management fee	$ 78,965
Transfer agent fees	39,625
Accounting and security lending fees	1,343
Non-interested trustees' compensation	60
Appreciation in deferred trustee compensation account	9
Custodian fees and expenses	493
Registration fees	68
Audit	114
Legal	78
Interest	1
Miscellaneous	180
Total expenses before reductions	120,936
Expense reductions	(1,273)	119,663
Net investment income (loss)		551,091
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	246,503
Foreign currency transactions	154
Total net realized gain (loss)		246,657
Change in net unrealized appreciation (depreciation) on: Investment securities	842,977
Assets and liabilities in foreign currencies	(16)
Delayed delivery commitments	11,124
Total change in net unrealized appreciation (depreciation)		854,085
Net gain (loss)		1,100,742
Net increase (decrease) in net assets resulting from operations		$ 1,651,833

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 551,091	$ 607,074
Net realized gain (loss)	246,657	(15,693)
Change in net unrealized appreciation (depreciation)	854,085	(2,680,938)
Net increase (decrease) in net assets resulting from operations	1,651,833	(2,089,557)
Distributions to shareholders from net investment income	(534,431)	(638,412)
Distributions to shareholders from net realized gain	-	(392,174)
Total distributions	(534,431)	(1,030,586)
Share transactions Net proceeds from sales of shares	2,489,903	2,505,963
Reinvestment of distributions	505,293	976,519
Cost of shares redeemed	(2,710,891)	(3,073,941)
Net increase (decrease) in net assets resulting from share transactions	284,305	408,541
Total increase (decrease) in net assets	1,401,707	(2,711,602)

Net Assets
Beginning of period	18,209,778	20,921,380
End of period (including undistributed net investment income of $77,746 and undistributed net investment income of $58,137, respectively)	$ 19,611,485	$ 18,209,778
Other Information Shares
Sold	156,096	143,549
Issued in reinvestment of distributions	31,832	56,126
Redeemed	(171,997)	(178,269)
Net increase (decrease)	15,931	21,406

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 15.96	$ 18.69	$ 18.92	$ 20.22	$ 21.09
Income from Investment Operations
Net investment income (loss) B	.48	.53	.61	.61	.64
Net realized and unrealized gain (loss)	.99	(2.35)	.78	(.36)	.73
Total from investment operations	1.47	(1.82)	1.39	.25	1.37
Distributions from net investment income	(.47)	(.56)	(.61)	(.58)	(.68)
Distributions from net realized gain	-	(.35)	(1.01)	(.97)	(1.56)
Total distributions	(.47)	(.91)	(1.62)	(1.55)	(2.24)
Net asset value, end of period	$ 16.96	$ 15.96	$ 18.69	$ 18.92	$ 20.22
Total Return A	9.45%	(10.06)%	7.56%	1.34%	8.03%
Ratios to Average Net Assets C
Expenses before expense reductions	.66%	.65%	.64%	.64%	.64%
Expenses net of voluntary waivers, if any	.66%	.65%	.64%	.64%	.64%
Expenses net of all reductions	.66%	.64%	.63%	.63%	.63%
Net investment income (loss)	3.03%	3.03%	3.23%	3.24%	3.23%
Supplemental Data
Net assets, end of period (in millions)	$ 19,611	$ 18,210	$ 20,921	$ 20,966	$ 25,740
Portfolio turnover rate	86%	79%	67%	62%	80%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Puritan Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Annual Report

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will treat a portion of the proceeds from shares redeemed as a distribution from realized gain for income tax purposes. Capital accounts within the financial statements

Annual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Annual Report

Income Tax Information and Distributions to Shareholders - continued

are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, contingent interest, non-taxable dividends, financing transactions and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 2,534,378	|
Unrealized depreciation	(1,419,359)
Net unrealized appreciation (depreciation)	1,115,019
Undistributed ordinary income	213,742
Undistributed long-term capital gain	56,519
Cost for federal income tax purposes	$ 19,968,340

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 534,431	$ 651,959
Long-term Capital Gains	-	378,627
Total	$ 534,431	$ 1,030,586

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Annual Report

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Annual Report

Financing Transactions - continued

and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $13,777 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,069 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $12 and $192, respectively.

Annual Report

Report of Independent Auditors

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Puritan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Puritan Fund (a fund of Fidelity Puritan Trust) at July 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Puritan Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Puritan Trust (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Puritan Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Puritan Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2001

Vice President of Puritan Fund. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Stephen R. Petersen (47)

Year of Election or Appointment: 2000

Vice President of Puritan Fund. Mr. Petersen also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Petersen managed a variety of Fidelity funds.

Kevin E. Grant (43)

Year of Election or Appointment: 1995

Vice President of Puritan Fund. Mr. Grant also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Grant managed a variety of Fidelity funds.

Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Puritan Fund. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Puritan Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Puritan Fund. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Puritan Fund. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Puritan Fund. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Puritan Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Puritan Fund. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Puritan Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Puritan Fund. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

The Board of Trustees of Fidelity Puritan Fund voted to pay on September 8, 2003, to shareholders of record at the opening of business on September 5, 2003, a distribution of $.18 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.12 per share from net investment income.

A total of 5.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 33%, 33%, 60%, and 60% of the dividends distributed in September, December, March and June, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 62% of the dividends distributed in March and June during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisers

Fidelity International Investment Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity ® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

PUR-UANN-0903
1.789251.100

Fidelity®

Balanced

Fund

Annual Report

July 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Auditors' Opinion	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Distributions	<Click Here>

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commision (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2003	Past 1 year	Past 5 years	Past 10 years
Fidelity Balanced Fund	14.78%	5.67%	8.31%

$10,000 Over 10 years

Let's say hypothetically that $10,000 was invested in Fidelity® Balanced Fund on July 31, 1993. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500SM Index did over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Larry Rakers, Lead Portfolio Manager of Fidelity® Balanced Fund

Most stock and bond benchmarks had positive returns for the 12 months ending July 31, 2003, but they took wildly divergent paths to get there. In the period's first half, stocks were hurt by corporate governance scandals, weak corporate profits and fears of war. Bonds, meanwhile, reaped the benefits of low inflation, low interest rates, and their historical safe-haven status. In spring, however, stocks rallied. First-quarter earnings were solid, and investors cheered the end to the major military campaign in Iraq. The stock market rally lifted U.S. equity indexes into positive territory for the year overall. The technology-rich NASDAQ Composite® Index returned 31.22%, the large-cap-oriented Standard & Poor's 500SM Index gained 10.64% and the blue chips' Dow Jones Industrial AverageSM added 8.16%. Turning to bonds, the Lehman Brothers® Aggregate Bond Index - a proxy for investment-grade debt - gained 5.42%. Corporates did best, as investors were more willing to take on risk. Treasuries were volatile, particularly in the final six weeks of the period when their yields swung from record lows to a 12-month high.

Fidelity Balanced Fund gained 14.78% during the past year, outpacing the 8.21% return of the LipperSM Balanced Funds Average and the 9.69% return of the Fidelity Balanced Hybrid Composite Index. While good security selection was primarily responsible, favorable asset allocation also helped. Having a modest bias toward equities boosted returns in an up market, as did allocating part of the bond subportfolio to high-yield securities, which outpaced stocks and investment-grade debt by wide margins during the year. On the equity front, playing more offense benefited the fund in a healthier environment for higher-risk assets. Most of our gains came from modest positions in some beaten-down names - including AES, American Tower, LTX, Frontier Airlines and Agere Systems - that rebounded sharply after I bought them. Some good picks among consumer and industrial cyclicals also contributed, as did underweighting consumer staples. Conversely, weak stock picking among diversified financials curbed results, led by the downturn in Freddie Mac and Fannie Mae. Owning troubled health-care services names, such as Tenet Healthcare, also hurt. In bonds, our investment-grade subportfolio soundly beat its index, largely by underweighting government debt and overweighting stronger-performing corporates.

The views expressed in this statement reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Investment Changes

Top Five Stocks as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Citigroup, Inc.	2.1	1.7
Bank of America Corp.	1.3	1.2
Weatherford International Ltd.	1.2	1.4
American International Group, Inc.	1.1	1.0
Merck & Co., Inc.	1.1	1.1
	6.8
Top Five Bond Issuers as of July 31, 2003
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	13.7	10.1
U.S. Treasury Obligations	4.1	3.6
Government National Mortgage Association	1.9	4.1
Freddie Mac	1.1	1.2
Sears Credit Account Master Trust II	0.4	0.3
	21.2
Top Five Market Sectors as of July 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.2	19.9
Consumer Discretionary	11.3	11.1
Information Technology	10.3	8.0
Industrials	8.3	8.1
Health Care	6.9	7.2
Asset Allocation (% of fund's net assets)
As of July 31, 2003 *		As of January 31, 2003 **
	Stocks 66.2%		Stocks 63.4%
	Bonds 33.9%		Bonds 35.5%
	Convertible Securities 0.9%		Convertible Securities 0.4%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets*** (1.1)%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	8.5%	** Foreign investments	6.9%

*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2003

Showing Percentage of Net Assets

Common Stocks - 66.1%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.2%
Auto Components - 0.0%
Gentex Corp. (a)	85,000	$ 3,021
Automobiles - 0.2%
Monaco Coach Corp. (a)	744,600	10,410
Winnebago Industries, Inc.	59,000	2,334
		12,744
Hotels, Restaurants & Leisure - 0.8%
Argosy Gaming Co. (a)	100,000	2,320
Darden Restaurants, Inc.	300,000	5,613
Kerzner International Ltd. (a)	195,000	6,238
Mandalay Resort Group	185,000	6,431
McDonald's Corp.	1,224,000	28,164
Outback Steakhouse, Inc.	140,000	5,229
Sonic Corp. (a)	148,000	3,617
Wendy's International, Inc.	230,000	6,760
		64,372
Household Durables - 1.1%
Beazer Homes USA, Inc. (a)	68,100	5,255
Champion Enterprises, Inc. (a)	1,271,900	8,255
D.R. Horton, Inc.	362,930	10,216
Garmin Ltd. (a)	100,000	3,826
KB Home	252,000	14,266
Leggett & Platt, Inc.	75,000	1,661
Lennar Corp. Class A	264,000	17,210
Standard Pacific Corp.	585,200	19,897
Techtronic Industries Co.	4,000,000	7,360
		87,946
Internet & Catalog Retail - 0.1%
Alloy, Inc. (a)	200,000	1,404
Coldwater Creek, Inc. (a)	257,400	4,118
J. Jill Group, Inc. (a)	149,300	2,099
		7,621
Media - 3.6%
AOL Time Warner, Inc. (a)	3,964,242	61,168
Citadel Broadcasting Corp.	18,000	342
Clear Channel Communications, Inc.	837,000	34,275
Comcast Corp. Class A (special) (a)	435,000	12,746
Cox Radio, Inc. Class A (a)	75,000	1,571
EchoStar Communications Corp. Class A (a)	575,000	20,855
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Emmis Communications Corp. Class A (a)	383,000	$ 7,664
Fox Entertainment Group, Inc. Class A (a)	294,200	8,905
Lamar Advertising Co. Class A (a)	540,000	18,527
Liberty Media Corp. Class A (a)	3,120,368	34,605
Radio One, Inc. Class D (non-vtg.) (a)	500	8
Scholastic Corp. (a)	65,000	1,896
UnitedGlobalCom, Inc. Class A (a)	350,000	2,219
Viacom, Inc. Class B (non-vtg.)	983,000	42,780
Vivendi Universal SA sponsored ADR (a)	365,000	6,366
Walt Disney Co.	1,365,000	29,921
		283,848
Multiline Retail - 0.5%
Big Lots, Inc. (a)	175,000	2,697
Dollar Tree Stores, Inc. (a)	650,100	23,846
Sears, Roebuck & Co.	240,000	9,768
		36,311
Specialty Retail - 2.6%
bebe Stores, Inc. (a)	109,000	2,435
Best Buy Co., Inc. (a)	637,600	27,831
Blockbuster, Inc. Class A	559,000	9,973
Borders Group, Inc. (a)	421,800	7,508
CarMax, Inc. (a)	120,000	4,260
Chico's FAS, Inc. (a)	205,000	5,566
Christopher & Banks Corp. (a)	510,000	20,171
Circuit City Stores, Inc.	830,000	7,619
Home Depot, Inc.	300,000	9,360
Limited Brands, Inc.	960,000	16,042
Movie Gallery, Inc. (a)	450,000	9,000
Office Depot, Inc. (a)	1,399,900	23,238
PETsMART, Inc.	982,800	19,489
Regis Corp.	283,600	8,732
Ross Stores, Inc.	180,000	8,226
Select Comfort Corp. (a)	75,000	1,649
The Children's Place Retail Stores, Inc. (a)	238,200	5,107
The Pep Boys - Manny, Moe & Jack	150,000	2,327
West Marine, Inc. (a)	255,000	5,276
Wet Seal, Inc. Class A (a)	710,000	8,009
Whitehall Jewellers, Inc. (a)	121,700	1,448
		203,266
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc. (a)	35,000	$ 1,013
Liz Claiborne, Inc.	234,900	8,088
Perry Ellis International, Inc. (a)	208,000	4,917
Polo Ralph Lauren Corp. Class A	353,500	9,336
Tommy Hilfiger Corp. (a)	100,000	1,040
Tropical Sportswear International Corp. (a)	418,900	2,836
		27,230
TOTAL CONSUMER DISCRETIONARY		726,359
CONSUMER STAPLES - 3.3%
Beverages - 0.4%
The Coca-Cola Co.	711,500	31,996
Food & Staples Retailing - 0.4%
CVS Corp.	860,000	25,791
Sysco Corp.	165,000	4,971
		30,762
Food Products - 0.8%
Bunge Ltd.	415,000	12,429
Dean Foods Co. (a)	875,100	26,192
International Multifoods Corp. (a)	15,000	375
Sensient Technologies Corp.	250,000	5,343
Tyson Foods, Inc. Class A	1,760,500	19,946
		64,285
Household Products - 0.8%
Colgate-Palmolive Co.	240,000	13,104
Procter & Gamble Co.	575,000	50,525
		63,629
Personal Products - 0.2%
Avon Products, Inc.	184,100	11,486
Tobacco - 0.7%
Altria Group, Inc.	1,330,400	53,229
UST, Inc.	145,000	4,821
		58,050
TOTAL CONSUMER STAPLES		260,208
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 6.4%
Energy Equipment & Services - 5.2%
BJ Services Co. (a)	947,377	$ 32,448
Cal Dive International, Inc. (a)	150,000	2,970
Cooper Cameron Corp. (a)	981,530	46,927
Dril-Quip, Inc. (a)	233,700	3,669
ENSCO International, Inc.	137,800	3,455
Global Industries Ltd. (a)	379,400	1,745
Grant Prideco, Inc. (a)	2,527,000	27,165
Grey Wolf, Inc. (a)	2,360,000	8,331
Lone Star Technologies, Inc. (a)	100,000	1,656
Maverick Tube Corp. (a)	675,000	11,138
Nabors Industries Ltd. (a)	270,200	9,673
National-Oilwell, Inc. (a)	2,209,978	40,664
Newpark Resources, Inc. (a)	600,000	2,886
Noble Corp. (a)	456,300	14,999
NS Group, Inc. (a)	175,000	1,306
Pride International, Inc. (a)	2,442,700	40,256
Rowan Companies, Inc. (a)	875,000	19,206
Smith International, Inc. (a)	406,800	14,580
TETRA Technologies, Inc. (a)	175,000	5,749
Trican Well Service Ltd. (a)	266,600	3,741
Varco International, Inc. (a)	605,850	10,469
W-H Energy Services, Inc. (a)	495,000	8,999
Weatherford International Ltd. (a)	2,673,100	96,953
		408,985
Oil & Gas - 1.2%
Apache Corp.	325,500	20,168
Burlington Resources, Inc.	115,000	5,310
Chesapeake Energy Corp.	2,028,000	19,408
Cimarex Energy Co. (a)	400,000	8,044
EnCana Corp.	525,000	18,177
Range Resources Corp. (a)	50,000	323
Spinnaker Exploration Co. (a)	75,000	1,639
Suncor Energy, Inc.	150,000	2,740
Talisman Energy, Inc.	190,000	8,174
Thunder Energy, Inc. (a)	575,000	2,355
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil & Gas - continued
Tsakos Energy Navigation Ltd.	425,000	$ 6,099
Valero Energy Corp.	130,000	4,732
		97,169
TOTAL ENERGY		506,154
FINANCIALS - 14.3%
Capital Markets - 3.0%
A.G. Edwards, Inc.	100,000	3,699
Bank of New York Co., Inc.	1,240,000	37,349
Bear Stearns Companies, Inc.	70,000	4,690
Charles Schwab Corp.	733,850	7,639
Federated Investors, Inc. Class B (non-vtg.)	562,300	16,161
Goldman Sachs Group, Inc.	40,000	3,486
J.P. Morgan Chase & Co.	550,000	19,278
Legg Mason, Inc.	110,000	7,700
Lehman Brothers Holdings, Inc.	267,600	16,931
Merrill Lynch & Co., Inc.	1,020,000	55,457
Morgan Stanley	1,158,000	54,936
Waddell & Reed Financial, Inc. Class A	295,000	7,761
		235,087
Commercial Banks - 3.2%
Bank of America Corp.	1,207,300	99,687
Bank of Hawaii Corp.	60,700	2,044
Bank One Corp.	1,000,000	39,560
Banknorth Group, Inc.	144,100	3,977
East West Bancorp, Inc.	100,000	4,323
Fifth Third Bancorp	375,000	20,629
FleetBoston Financial Corp.	645,000	20,053
Silicon Valley Bancshares (a)	165,000	4,064
UCBH Holdings, Inc.	100,000	3,083
Wachovia Corp.	1,243,056	54,309
		251,729
Consumer Finance - 0.6%
American Express Co.	590,000	26,060
MBNA Corp.	695,000	15,492
Metris Companies, Inc.	1,250,000	4,625
SLM Corp.	160,000	6,634
		52,811
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - 2.5%
Alliance Capital Management Holding LP	165,000	$ 6,097
CIT Group, Inc.	420,000	11,710
Citigroup, Inc.	3,724,704	166,867
Deutsche Boerse AG	230,000	12,152
		196,826
Insurance - 3.5%
ACE Ltd.	705,000	23,258
AFLAC, Inc.	745,000	23,900
Allmerica Financial Corp. (a)	1,115,300	24,916
American International Group, Inc.	1,336,531	85,805
Everest Re Group Ltd.	210,000	15,870
Fidelity National Financial, Inc.	102,500	2,941
Hartford Financial Services Group, Inc.	340,600	17,776
Lincoln National Corp.	510,000	19,043
MBIA, Inc.	490,000	24,804
Nationwide Financial Services, Inc. Class A	635,000	19,653
The Chubb Corp.	95,000	6,156
Travelers Property Casualty Corp. Class A	1,064,068	17,238
		281,360
Real Estate - 0.1%
Apartment Investment & Management Co. Class A	135,000	5,320
Capital Automotive (SBI)	50,000	1,537
		6,857
Thrifts & Mortgage Finance - 1.4%
Fannie Mae	516,000	33,045
Farmer Mac Class C (non-vtg.) (a)	300,000	7,677
Freddie Mac	698,700	34,131
Golden West Financial Corp., Delaware	70,000	5,782
NetBank, Inc.	452,900	5,620
Sovereign Bancorp, Inc.	1,260,000	22,604
		108,859
TOTAL FINANCIALS		1,133,529
HEALTH CARE - 6.6%
Biotechnology - 0.1%
Trimeris, Inc. (a)	100,000	4,435
Health Care Equipment & Supplies - 0.9%
Bausch & Lomb, Inc.	115,000	4,861
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	699,100	$ 19,302
Becton, Dickinson & Co.	270,000	9,890
Biomet, Inc.	120,000	3,553
Centerpulse AG sponsored ADR	254,700	7,004
Edwards Lifesciences Corp. (a)	396,200	11,189
St. Jude Medical, Inc. (a)	340,000	18,241
		74,040
Health Care Providers & Services - 1.5%
Accredo Health, Inc. (a)	500,000	12,240
Aetna, Inc.	180,000	11,092
Cerner Corp. (a)	90,000	2,849
HealthSouth Corp. (a)	850,000	1,369
Henry Schein, Inc. (a)	25,000	1,461
Humana, Inc. (a)	160,000	2,803
Laboratory Corp. of America Holdings (a)	605,000	19,221
McKesson Corp.	545,000	17,582
PacifiCare Health Systems, Inc. (a)	120,000	6,708
Pharmaceutical Product Development, Inc. (a)	125,000	3,131
UnitedHealth Group, Inc.	835,000	43,495
		121,951
Pharmaceuticals - 4.1%
Abbott Laboratories	685,700	26,914
Alpharma, Inc. Class A	175,000	3,474
Altana AG sponsored ADR	70,000	4,323
Barr Laboratories, Inc. (a)	75,000	5,066
Biovail Corp. (a)	365,000	14,038
Johnson & Johnson	825,000	42,727
Kyorin Pharmaceutical Co. Ltd.	174,000	2,182
Merck & Co., Inc.	1,520,000	84,026
Pfizer, Inc.	2,032,400	67,801
Pharmaceutical Resources, Inc. (a)	190,000	10,754
Schering-Plough Corp.	1,691,100	28,715
Wyeth	658,500	30,014
		320,034
TOTAL HEALTH CARE		520,460
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - 7.6%
Aerospace & Defense - 1.1%
Bombardier, Inc. Class B (sub. vtg.)	1,750,000	$ 6,419
Goodrich Corp.	245,000	5,635
Lockheed Martin Corp.	457,800	23,961
Northrop Grumman Corp.	200,000	18,448
SI International, Inc.	275,000	4,400
United Defense Industries, Inc. (a)	150,000	3,809
United Technologies Corp.	320,000	24,074
		86,746
Air Freight & Logistics - 0.1%
CNF, Inc.	110,000	3,064
United Parcel Service, Inc. Class B	70,000	4,416
		7,480
Airlines - 0.7%
AirTran Holdings, Inc. (a)	100,000	1,303
Frontier Airlines, Inc. (a)(f)	1,964,200	25,102
Northwest Airlines Corp. (a)	2,668,685	24,285
Southwest Airlines Co.	254,800	4,181
		54,871
Building Products - 0.4%
American Standard Companies, Inc. (a)	231,800	17,710
Masco Corp.	550,000	13,404
		31,114
Commercial Services & Supplies - 1.4%
Cendant Corp. (a)	1,340,000	24,053
Central Parking Corp.	275,000	4,065
Cintas Corp.	115,000	4,735
DeVry, Inc. (a)	350,000	8,939
G&K Services, Inc. Class A	340,300	10,641
HON Industries, Inc.	185,000	6,153
Labor Ready, Inc. (a)	433,200	3,708
Manpower, Inc.	290,000	11,049
Robert Half International, Inc. (a)	675,000	14,654
School Specialty, Inc. (a)	72,000	1,997
Sylvan Learning Systems, Inc. (a)	500,000	13,295
Waste Connections, Inc. (a)	25,000	849
Waste Management, Inc.	350,000	8,362
		112,500
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	606,200	$ 10,311
Fluor Corp.	420,300	14,975
Granite Construction, Inc.	695,000	12,489
		37,775
Electrical Equipment - 0.2%
ABB Ltd. (Switzerland) (Reg.) (a)	3,003,000	13,112
Industrial Conglomerates - 0.8%
General Electric Co.	563,200	16,017
Textron, Inc.	270,000	11,723
Tyco International Ltd.	1,745,800	32,472
		60,212
Machinery - 1.9%
Actuant Corp. Class A (a)	400,900	19,524
AGCO Corp. (a)	1,226,700	23,528
Albany International Corp. Class A	452,000	12,914
Astec Industries, Inc. (a)	577,500	7,005
Caterpillar, Inc.	110,000	7,422
Cummins, Inc.	85,000	3,938
Ingersoll-Rand Co. Ltd. Class A	320,000	17,357
ITT Industries, Inc.	100,000	6,670
Milacron, Inc.	99,500	398
Navistar International Corp. (a)	584,000	22,788
Pentair, Inc.	210,000	8,474
Terex Corp. (a)	1,142,900	24,515
		154,533
Road & Rail - 0.5%
Arkansas Best Corp.	221,786	6,137
Kansas City Southern (a)	611,300	7,427
Laidlaw International, Inc. (a)	100,000	1,036
P.A.M. Transportation Services, Inc. (a)	173,072	3,891
Union Pacific Corp.	210,000	12,797
USF Corp.	255,000	8,033
		39,321
TOTAL INDUSTRIALS		597,664
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 0.7%
Avaya, Inc. (a)	750,000	7,200
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Enterasys Networks, Inc. (a)	2,326,200	$ 10,794
Finisar Corp. (a)	4,123,700	7,711
Lucent Technologies, Inc. (a)	800,000	1,408
Marconi Corp. PLC (a)	5,586,100	6,565
Motorola, Inc.	1,975,000	17,854
Nortel Networks Corp. (a)	350,000	1,033
UTStarcom, Inc. (a)	100,000	4,257
		56,822
Computers & Peripherals - 0.5%
ATI Technologies, Inc. (a)	150,000	1,860
Drexler Technology Corp. (a)	145,000	2,968
Hutchinson Technology, Inc. (a)	225,000	6,462
Imation Corp.	160,000	5,710
Komag, Inc. (a)	100,000	1,375
Lexmark International, Inc. Class A (a)	35,000	2,246
M-Systems Flash Disk Pioneers Ltd. (a)	243,000	3,815
Maxtor Corp. (a)	175,000	1,750
Neoware Systems, Inc. (a)	100,000	1,718
Palm, Inc. (a)	150,000	2,408
SanDisk Corp. (a)	17,500	992
Seagate Technology	300,000	6,540
		37,844
Electronic Equipment & Instruments - 2.9%
Agilent Technologies, Inc. (a)	2,137,048	46,438
Amphenol Corp. Class A (a)	435,000	23,490
Bell Microproducts, Inc. (a)	200,000	1,456
Celestica, Inc. (sub. vtg.) (a)	1,368,000	21,046
Flextronics International Ltd. (a)	2,567,500	28,243
Ingram Micro, Inc. Class A (a)	1,362,500	18,734
Manufacturers Services Ltd. (a)	225,000	1,148
National Instruments Corp.	115,000	4,095
Pioneer Standard Electronics, Inc.	215,000	1,931
Sanmina-SCI Corp. (a)	2,200,700	17,474
Solectron Corp. (a)	1,335,000	6,822
Symbol Technologies, Inc.	1,887,900	24,184
Tech Data Corp. (a)	243,000	7,606
Thermo Electron Corp. (a)	740,000	16,465
Vishay Intertechnology, Inc. (a)	625,000	8,313
		227,445
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.2%
Art Technology Group, Inc. (a)	1,100,000	$ 2,255
Overture Services, Inc. (a)	337,980	8,003
Vignette Corp. (a)	1,250,000	2,650
		12,908
IT Services - 0.8%
Ceridian Corp. (a)	784,800	14,637
Concord EFS, Inc. (a)	335,000	4,559
First Data Corp.	557,100	21,036
MPS Group, Inc. (a)	1,150,000	10,799
The BISYS Group, Inc. (a)	455,000	7,530
Titan Corp.	275,000	4,219
		62,780
Office Electronics - 0.3%
IKON Office Solutions, Inc.	475,000	3,411
Xerox Corp. (a)	2,296,000	24,797
		28,208
Semiconductors & Semiconductor Equipment - 3.6%
Agere Systems, Inc.:
Class A (a)	10,188,700	28,630
Class B (a)	5,911,305	15,665
Analog Devices, Inc. (a)	95,100	3,609
ASML Holding NV (NY Shares) (a)	1,010,000	13,069
ATMI, Inc. (a)	638,200	16,446
Axcelis Technologies, Inc. (a)	1,510,000	11,114
Cree, Inc. (a)	390,000	5,210
Cymer, Inc. (a)	585,200	23,671
Cypress Semiconductor Corp. (a)	150,000	2,097
Fairchild Semiconductor International, Inc. (a)	1,876,900	23,930
Helix Technology, Inc.	134,700	2,190
Intersil Corp. Class A (a)	295,000	7,275
LSI Logic Corp. (a)	675,000	6,284
LTX Corp. (a)(f)	4,548,013	45,071
Micrel, Inc. (a)	1,139,328	12,806
National Semiconductor Corp. (a)	550,100	12,295
NVIDIA Corp. (a)	911,454	17,427
Omnivision Technologies, Inc. (a)	34,900	1,417
Samsung Electronics Co. Ltd.	67,500	23,787
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Texas Instruments, Inc.	759,100	$ 14,324
Vitesse Semiconductor Corp. (a)	150,000	968
		287,285
Software - 0.8%
Activision, Inc. (a)	467,500	5,446
Autodesk, Inc.	825,000	12,342
Cadence Design Systems, Inc. (a)	350,000	4,785
Network Associates, Inc. (a)	2,035,000	22,996
THQ, Inc. (a)	535,000	8,817
Vastera, Inc. (a)	1,452,200	9,065
		63,451
TOTAL INFORMATION TECHNOLOGY		776,743
MATERIALS - 5.1%
Chemicals - 1.4%
Crompton Corp.	508,500	3,168
Dow Chemical Co.	625,000	22,063
Ferro Corp.	501,500	10,913
Georgia Gulf Corp.	474,900	10,866
Lyondell Chemical Co.	300,000	4,491
Methanex Corp.	585,000	5,400
Millennium Chemicals, Inc.	1,132,800	12,642
NOVA Chemicals Corp.	390,000	7,911
Olin Corp.	1,229,800	22,973
PolyOne Corp.	1,331,177	6,070
Praxair, Inc.	125,000	8,083
Solutia, Inc.	555,600	678
		115,258
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	180,000	6,894
Texas Industries, Inc.	45,000	1,076
Vulcan Materials Co.	95,000	3,821
		11,791
Containers & Packaging - 0.7%
Crown Holdings, Inc. (a)	50,000	374
Owens-Illinois, Inc. (a)	2,486,600	28,422
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Containers & Packaging - continued
Pactiv Corp. (a)	550,000	$ 10,863
Smurfit-Stone Container Corp. (a)	827,300	12,385
		52,044
Metals & Mining - 2.4%
Agnico-Eagle Mines Ltd.	1,799,216	21,734
Alcan, Inc.	635,000	22,135
Alcoa, Inc.	1,256,600	34,896
Century Aluminum Co.	442,520	3,974
Falconbridge Ltd.	1,245,000	17,070
Freeport-McMoRan Copper & Gold, Inc. Class B	1,508,900	40,423
Goldcorp, Inc.	563,180	6,839
Inco Ltd. (a)	310,000	7,233
Meridian Gold, Inc. (a)	620,000	7,816
Phelps Dodge Corp. (a)	452,400	19,087
Rio Tinto PLC sponsored ADR	55,000	4,656
Teck Cominco Ltd. Class B (sub. vtg.)	375,000	3,357
		189,220
Paper & Forest Products - 0.5%
Abitibi-Consolidated, Inc.	1,050,000	7,292
Boise Cascade Corp.	335,000	8,305
Bowater, Inc.	390,000	15,023
Georgia-Pacific Corp.	325,000	7,101
		37,721
TOTAL MATERIALS		406,034
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.4%
ALLTEL Corp.	150,000	7,019
CenturyTel, Inc.	350,000	12,002
Citizens Communications Co. (a)	792,900	9,396
NTL, Inc. (a)	485,000	20,278
Qwest Communications International, Inc. (a)	1,498,500	5,979
SBC Communications, Inc.	325,000	7,592
Verizon Communications, Inc.	1,410,000	49,153
		111,419
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	3,604,200	32,798
AT&T Wireless Services, Inc. (a)	590,000	5,033
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp. (a)	707,000	$ 6,999
KDDI Corp.	2,371	10,698
Nextel Communications, Inc. Class A (a)	125,000	2,283
		57,811
TOTAL TELECOMMUNICATION SERVICES		169,230
UTILITIES - 1.6%
Electric Utilities - 0.9%
Allegheny Energy, Inc. (a)	150,000	1,241
Dominion Resources, Inc.	240,000	14,424
Edison International (a)	125,000	2,051
FirstEnergy Corp.	773,200	26,668
PG&E Corp. (a)	600,000	12,870
TXU Corp.	860,000	17,346
		74,600
Gas Utilities - 0.1%
Southern Union Co.	5,000	77
Southwestern Energy Co. (a)	250,000	3,800
		3,877
Multi-Utilities & Unregulated Power - 0.6%
AES Corp. (a)	6,186,917	38,916
Reliant Resources, Inc. (a)	1,300,000	6,448
Sierra Pacific Resources (a)	710,000	3,657
		49,021
TOTAL UTILITIES		127,498
TOTAL COMMON STOCKS (Cost $4,694,110)		5,223,879
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
UTILITIES - 0.0%
Gas Utilities - 0.0%
Southern Union Co. 5.75%	40,000	2,035
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
CSC Holdings, Inc.:
Series H, 11.75%	12,450	$ 1,295
Series M, 11.125%	9,055	939
		2,234
TOTAL PREFERRED STOCKS (Cost $4,217)		4,269
Corporate Bonds - 11.3%
	Principal Amount (000s)
Convertible Bonds - 0.9%
CONSUMER DISCRETIONARY - 0.1%
Internet & Catalog Retail - 0.0%
Alloy, Inc. 5.375% 8/1/23 (g)	$ 1,000	1,020
Media - 0.1%
Charter Communications, Inc.:
4.75% 6/1/06	4,400	3,421
5.75% 10/15/05	5,000	3,988
		7,409
TOTAL CONSUMER DISCRETIONARY		8,429
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Schlumberger Ltd. 1.5% 6/1/23 (g)	10,000	9,478
Oil & Gas - 0.0%
McMoRan Exploration Co. 6% 7/2/08 (g)	2,000	2,040
TOTAL ENERGY		11,518
FINANCIALS - 0.1%
Insurance - 0.1%
American Financial Group, Inc., Ohio 1.4861% 6/2/33 (e)(g)	5,300	1,948
Fairfax Financial Holdings Ltd. 5% 7/15/23 (g)	1,500	1,569
		3,517
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
FINANCIALS - continued
Real Estate - 0.0%
MeriStar Hospitality Corp. 9.5% 4/1/10	$ 1,000	$ 1,080
TOTAL FINANCIALS		4,597
HEALTH CARE - 0.2%
Biotechnology - 0.1%
Cell Therapeutics, Inc. 4% 7/1/10 (g)	2,000	2,020
OSI Pharmaceuticals, Inc. 4% 2/1/09	1,900	1,938
Protein Design Labs, Inc. 2.75% 8/16/23 (g)	2,000	1,800
Regeneron Pharmaceuticals, Inc. 5.5% 10/17/08	2,000	1,856
		7,614
Health Care Equipment & Supplies - 0.0%
Bausch & Lomb, Inc. 1.6388% 8/1/23 (g)(i)	2,000	2,081
Health Care Providers & Services - 0.1%
Health Management Associates, Inc. 1.5% 8/1/23 (g)	5,000	5,069
Sunrise Senior Living, Inc. 5.25% 2/1/09 (g)	3,360	3,251
		8,320
TOTAL HEALTH CARE		18,015
INDUSTRIALS - 0.1%
Airlines - 0.1%
Alaska Air Group, Inc. 3.5275% 3/21/23 (g)(i)	2,000	2,334
America West Airlines, Inc. 2.4912% 7/30/23 (e)(g)	2,900	967
		3,301
Commercial Services & Supplies - 0.0%
School Specialty, Inc. 3.75% 8/1/23 (e)(g)	1,000	956
Machinery - 0.0%
Wabash National Corp. 3.25% 8/1/08 (g)	1,500	1,672
TOTAL INDUSTRIALS		5,929
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Finisar Corp. 5.25% 10/15/08	6,703	5,505
Powerwave Technologies, Inc. 1.25% 7/15/08 (g)	1,000	954
		6,459
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.0%
Anixter International, Inc. 0% 7/7/33 (g)	$ 2,630	$ 1,007
IT Services - 0.0%
Pegasus Solutions, Inc. 3.875% 7/15/23 (g)	1,000	993
Semiconductors & Semiconductor Equipment - 0.0%
Atmel Corp. 0% 5/23/21	8,000	2,990
Software - 0.0%
Mentor Graphics Corp. 2.79% 8/6/23 (i)	919	919
TOTAL INFORMATION TECHNOLOGY		12,368
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Commonwealth Telephone Enterprises, Inc. 3.25% 7/15/23 (g)	1,000	970
Level 3 Communications, Inc. 2.875% 7/15/10	3,000	2,530
		3,500
Wireless Telecommunication Services - 0.1%
Nextel Communications, Inc. 5.25% 1/15/10	5,245	4,786
Western Wireless Corp. 4.625% 6/15/23 (g)	1,000	1,234
		6,020
TOTAL TELECOMMUNICATION SERVICES		9,520
UTILITIES - 0.1%
Electric Utilities - 0.1%
CMS Energy Corp. 3.375% 7/15/23 (g)	3,000	2,855
Multi-Utilities & Unregulated Power - 0.0%
Reliant Resources, Inc. 5% 8/15/10 (g)	2,460	2,180
TOTAL UTILITIES		5,035
TOTAL CONVERTIBLE BONDS		75,411
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - 10.4%
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.2%
DaimlerChrysler NA Holding Corp.:
3.4% 12/15/04	$ 5,500	$ 5,546
4.05% 6/4/08	2,000	1,923
4.75% 1/15/08	4,000	3,984
Dana Corp.:
6.25% 3/1/04	550	545
6.5% 3/1/09	2,340	2,153
9% 8/15/11	935	1,005
Navistar International Corp. 8% 2/1/08	345	350
Stoneridge, Inc. 11.5% 5/1/12	165	187
United Components, Inc. 9.375% 6/15/13 (g)	290	299
		15,992
Automobiles - 0.1%
Case New Holland, Inc. 9.25% 8/1/11 (g)	1,590	1,550
General Motors Corp.:
7.125% 7/15/13	810	790
8.25% 7/15/23	2,720	2,578
8.375% 7/15/33	3,340	3,121
		8,039
Hotels, Restaurants & Leisure - 0.3%
Alliance Gaming Corp. 10% 8/1/07	1,145	1,185
Bally Total Fitness Holding Corp.:
9.875% 10/15/07	3,660	3,404
10.5% 7/15/11 (g)	2,320	2,366
Chumash Casino & Resort Enterprise 9% 7/15/10 (g)	680	721
Domino's, Inc. 8.25% 7/1/11 (g)	500	519
Friendly Ice Cream Corp. 10.5% 12/1/07	3,290	3,356
Herbst Gaming, Inc. 10.75% 9/1/08	620	679
HMH Properties, Inc. 7.875% 8/1/05	380	382
Mandalay Resort Group 6.5% 7/31/09 (g)	1,440	1,429
Mohegan Tribal Gaming Authority:
6.375% 7/15/09 (g)	1,110	1,091
8.375% 7/1/11	230	246
Morton's Restaurant Group, Inc. 7.5% 7/1/10 (g)	280	255
MTR Gaming Group, Inc. 9.75% 4/1/10 (g)	440	455
Park Place Entertainment Corp.:
7.875% 12/15/05	1,360	1,435
7.875% 3/15/10	300	323
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Premier Parks, Inc. 9.75% 6/15/07	$ 2,235	$ 2,118
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	1,990	2,144
Town Sports International, Inc. 9.625% 4/15/11	530	562
Tricon Global Restaurants, Inc. 7.65% 5/15/08	540	583
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,200	1,320
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (g)	370	385
Yum! Brands, Inc. 7.7% 7/1/12	790	853
		25,811
Household Durables - 0.1%
Beazer Homes USA, Inc. 8.375% 4/15/12	645	684
D.R. Horton, Inc. 8.5% 4/15/12	580	626
William Lyon Homes, Inc. 10.75% 4/1/13	1,330	1,423
Standard Pacific Corp. 9.25% 4/15/12	545	591
		3,324
Internet & Catalog Retail - 0.1%
J. Crew Operating Corp. 10.375% 10/15/07	1,000	1,010
USA Interactive 7% 1/15/13	3,500	3,793
		4,803
Leisure Equipment & Products - 0.0%
The Hockey Co. 11.25% 4/15/09	1,225	1,384
Media - 1.0%
AMC Entertainment, Inc.:
9.5% 3/15/09	1,220	1,257
9.875% 2/1/12	2,405	2,597
American Media Operations, Inc. 10.25% 5/1/09	760	811
AOL Time Warner, Inc.:
6.875% 5/1/12	3,840	4,117
7.625% 4/15/31	1,975	2,048
7.7% 5/1/32	2,885	3,026
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	7,750	8,835
CBD Media LLC/CBD Finance, Inc. 8.625% 6/1/11 (g)	200	206
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	2,090	1,150
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.: - continued
8.625% 4/1/09	$ 265	$ 196
9.625% 11/15/09	4,680	3,557
Clear Channel Communications, Inc. 5.75% 1/15/13	1,100	1,112
Comcast Corp. 7.05% 3/15/33	2,500	2,497
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	1,960	1,931
Corus Entertainment, Inc. 8.75% 3/1/12	370	398
Cox Communications, Inc. 7.75% 11/1/10	6,900	7,963
CSC Holdings, Inc.:
7.625% 4/1/11	2,615	2,537
9.875% 2/15/13	810	828
Diamond Holdings PLC yankee 9.125% 2/1/08	600	561
EchoStar DBS Corp.:
9.125% 1/15/09	1,150	1,265
10.375% 10/1/07	3,310	3,608
Insight Midwest LP/Insight Capital, Inc. 10.5% 11/1/10	710	760
LBI Media, Inc. 10.125% 7/15/12	955	1,039
LodgeNet Entertainment Corp. 9.5% 6/15/13	180	187
News America Holdings, Inc. 8% 10/17/16	13,000	15,265
PEI Holdings, Inc. 11% 3/15/10 (g)	585	644
PRIMEDIA, Inc.:
7.625% 4/1/08	2,345	2,286
8.875% 5/15/11	160	163
Rogers Cablesystems Ltd. yankee 11% 12/1/15	80	88
Spanish Broadcasting System, Inc. 9.625% 11/1/09	590	620
Telewest PLC:
11% 10/1/07 (c)	3,980	1,493
yankee 9.625% 10/1/06 (c)	1,225	456
Vertis, Inc. 10.875% 6/15/09	795	783
Vivendi Universal SA 6.25% 7/15/08 (g)	3,555	3,484
Walt Disney Co. 5.375% 6/1/07	2,900	3,071
Yell Finance BV:
0% 8/1/11 (d)	600	498
10.75% 8/1/11	440	504
		81,841
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Barneys, Inc. 9% 4/1/08 unit (g)	$ 430	$ 391
Dillard's, Inc. 6.125% 11/1/03	115	116
		507
Specialty Retail - 0.1%
Gap, Inc. 10.55% 12/15/08	1,150	1,351
J Crew Intermediate LLC 0% 5/15/08 (d)(g)	2,354	1,671
Reddy Ice Group, Inc. 8.875% 8/1/11 (g)	140	143
United Auto Group, Inc. 9.625% 3/15/12	955	1,008
		4,173
Textiles Apparel & Luxury Goods - 0.0%
Levi Strauss & Co.:
7% 11/1/06	300	261
11.625% 1/15/08	200	182
12.25% 12/15/12	300	258
		701
TOTAL CONSUMER DISCRETIONARY		146,575
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
6% 12/15/05 (g)	855	817
6.875% 8/15/13	1,025	876
7.625% 4/15/05	185	183
8.125% 5/1/10 (g)	850	863
9.5% 2/15/11 (g)	905	959
The Great Atlantic & Pacific Tea Co.:
7.75% 4/15/07	2,995	2,710
9.125% 12/15/11	660	597
		7,005
Food Products - 0.1%
Corn Products International, Inc. 8.25% 7/15/07	920	984
Del Monte Corp. 9.25% 5/15/11	2,425	2,595
Doane Pet Care Co. 9.75% 5/15/07	1,465	1,406
Dole Food Co., Inc. 7.25% 6/15/10 (g)	730	719
Kraft Foods, Inc. 5.25% 6/1/07	1,720	1,802
		7,506
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Household Products - 0.0%
Fort James Corp. 6.875% 9/15/07	$ 245	$ 244
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11 (g)	480	499
Revlon Consumer Products Corp. 12% 12/1/05	1,875	1,781
		2,280
TOTAL CONSUMER STAPLES		17,035
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
DI Industries, Inc. 8.875% 7/1/07	358	365
Grant Prideco, Inc.:
9% 12/15/09	210	226
9.625% 12/1/07	540	581
Key Energy Services, Inc. 8.375% 3/1/08	1,335	1,395
SESI LLC 8.875% 5/15/11	450	482
Universal Compression, Inc. 7.25% 5/15/10 (g)	1,720	1,711
		4,760
Oil & Gas - 0.3%
Chesapeake Energy Corp.:
7.5% 9/15/13 (g)	880	893
8.375% 11/1/08	730	772
9% 8/15/12	445	481
Clark Refining & Marketing, Inc. 8.875% 11/15/07	490	500
General Maritime Corp. 10% 3/15/13 (g)	1,685	1,845
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	310	353
NGC Corp. 6.75% 12/15/05	575	561
Nuevo Energy Co.:
9.375% 10/1/10	685	726
9.5% 6/1/08	404	423
Overseas Shipholding Group, Inc. 8.25% 3/15/13 (g)	2,045	2,106
Pemex Project Funding Master Trust 6.125% 8/15/08 (g)	4,000	4,170
Plains Exploration & Production Co. LP:
8.75% 7/1/12	960	996
8.75% 7/1/12 (g)	640	664
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil & Gas - continued
Range Resources Corp. 7.375% 7/15/13 (g)	$ 780	$ 749
Teekay Shipping Corp. 8.875% 7/15/11	2,110	2,310
Tesoro Petroleum Corp. 8% 4/15/08	280	286
The Coastal Corp.:
6.375% 2/1/09	50	39
6.5% 5/15/06	545	459
6.5% 6/1/08	205	164
7.5% 8/15/06	765	669
7.75% 6/15/10	375	302
9.625% 5/15/12	895	841
Western Oil Sands, Inc. 8.375% 5/1/12	980	1,088
		21,397
TOTAL ENERGY		26,157
FINANCIALS - 3.8%
Capital Markets - 0.5%
Amvescap PLC:
5.9% 1/15/07	2,810	3,005
yankee 6.6% 5/15/05	2,605	2,783
Bank of New York Co., Inc.:
3.4% 3/15/13 (i)	2,000	1,946
4.25% 9/4/12 (i)	2,490	2,528
Bear Stearns Companies, Inc. 4% 1/31/08	2,200	2,219
Credit Suisse First Boston (USA), Inc.:
5.875% 8/1/06	4,600	4,997
6.5% 1/15/12	1,250	1,347
Goldman Sachs Group, Inc. 6.6% 1/15/12	9,355	10,197
Lehman Brothers Holdings, Inc. 4% 1/22/08	2,500	2,517
Merrill Lynch & Co., Inc.:
3.7% 4/21/08	805	799
4% 11/15/07	2,375	2,377
Morgan Stanley 6.6% 4/1/12	4,445	4,839
		39,554
Commercial Banks - 0.1%
FleetBoston Financial Corp. 7.25% 9/15/05	5,000	5,525
Popular North America, Inc. 6.125% 10/15/06	5,545	6,059
		11,584
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 1.0%
American General Finance Corp.:
2.75% 6/15/08	$ 335	$ 317
5.875% 7/14/06	12,515	13,573
AmeriCredit Corp. 9.875% 4/15/06	345	331
Capital One Bank:
4.875% 5/15/08	3,225	3,237
6.5% 6/13/13	3,670	3,426
6.65% 3/15/04	900	924
Ford Motor Credit Co.:
5.8% 1/12/09	2,875	2,751
7.375% 10/28/09	12,600	12,860
General Electric Capital Corp. 6.125% 2/22/11	6,600	7,101
General Motors Acceptance Corp.:
6.125% 2/1/07	185	191
6.125% 8/28/07	185	190
6.38% 1/30/04	5,680	5,808
6.875% 9/15/11	1,600	1,563
6.875% 8/28/12	3,800	3,688
Household Finance Corp.:
6.375% 10/15/11	7,765	8,297
6.75% 5/15/11	4,065	4,447
7% 5/15/12	1,235	1,371
MBNA Corp. 7.5% 3/15/12	4,930	5,555
		75,630
Diversified Financial Services - 1.4%
Ahold Finance USA, Inc.:
6.25% 5/1/09	1,115	1,026
6.875% 5/1/29	530	435
8.25% 7/15/10	3,570	3,499
American Airlines, Inc. pass thru trust certificates 6.817% 5/23/11	575	489
Arch Western Finance LLC 6.75% 7/1/13 (g)	1,845	1,808
ASIF Global Financing XVIII 3.85% 11/26/07 (g)	150	150
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	1,095	1,185
Citigroup, Inc. 7.25% 10/1/10	10,200	11,648
CMS Energy X-TRAS pass thru trust I 7% 1/15/05	475	461
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	$ 75	$ 56
6.795% 8/2/18	1,606	1,188
6.9% 1/2/17	347	246
7.373% 12/15/15	1,470	1,117
7.73% 9/15/12	200	146
8.321% 11/1/06	50	43
8.388% 5/1/22	283	212
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	265	225
7.57% 11/18/10	1,555	1,551
7.779% 1/2/12	1,429	1,143
9.875% 4/30/08	2,650	2,380
Deutsche Telekom International Finance BV:
5.25% 7/22/13	2,585	2,475
8.25% 6/15/05	2,350	2,584
8.5% 6/15/10	5,535	6,522
8.75% 6/15/30	1,460	1,709
Devon Financing Corp. U.L.C. 7.875% 9/30/31	2,400	2,741
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	775	812
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (g)	3,355	3,259
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11 (g)	2,270	2,122
Huntsman Advanced Materials LLC 11% 7/15/10 (g)	440	473
IOS Capital LLC 7.25% 6/30/08	1,145	1,053
MSW Energy Holding LLC/MSW Energy Finance Co., Inc. 8.5% 9/1/10 (g)	180	186
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11 (g)	320	320
Newcourt Credit Group, Inc. yankee 6.875% 2/16/05	3,815	4,071
NiSource Finance Corp. 7.875% 11/15/10	7,760	8,939
Northern Telecom Capital Corp. 7.875% 6/15/26	525	478
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	298	221
7.626% 4/1/10	1,221	940
7.67% 1/2/15	297	244
7.691% 4/1/17	1,027	801
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
Northwest Airlines, Inc. pass thru trust certificates: - continued
8.07% 1/2/15	$ 586	$ 439
Pemex Project Funding Master Trust 7.375% 12/15/14	5,550	5,730
Petronas Capital Ltd. 7% 5/22/12 (g)	11,260	12,358
Power Contract Financing LLC 6.256% 2/1/10 (g)	2,030	2,010
Qwest Capital Funding, Inc.:
5.875% 8/3/04	1,795	1,687
7% 8/3/09	1,340	1,018
7.25% 2/15/11	1,030	773
7.75% 8/15/06	6,525	5,677
Sprint Capital Corp. 6.125% 11/15/08	3,200	3,321
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10 (g)	870	961
Verizon Global Funding Corp.:
6.125% 6/15/07	1,825	1,994
7.25% 12/1/10	385	437
7.375% 9/1/12	1,275	1,441
Verizon Wireless Capital LLC 5.375% 12/15/06	1,370	1,465
Western Financial Bank 9.625% 5/15/12	1,445	1,575
		109,844
Insurance - 0.2%
Aegon NV 4.75% 6/1/13	5,200	4,895
Hartford Financial Services Group, Inc.:
2.375% 6/1/06	1,120	1,102
4.625% 7/15/13 (g)	1,155	1,088
Prudential Financial, Inc. 3.75% 5/1/08	2,365	2,345
Travelers Property Casualty Corp.:
5% 3/15/13	1,225	1,204
6.375% 3/15/33	1,580	1,542
		12,176
Real Estate - 0.3%
Boston Properties, Inc. 6.25% 1/15/13	4,400	4,518
CarrAmerica Realty Corp. 5.25% 11/30/07	2,205	2,266
CBRE Escrow, Inc. 9.75% 5/15/10 (g)	2,135	2,284
CenterPoint Properties Trust 6.75% 4/1/05	2,600	2,763
EOP Operating LP 7.75% 11/15/07	4,805	5,493
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate - continued
Gables Realty LP:
5.75% 7/15/07	$ 4,795	$ 4,977
6.8% 3/15/05	670	707
LNR Property Corp.:
7.625% 7/15/13 (g)	680	666
9.375% 3/15/08	450	471
10.5% 1/15/09	595	631
ProLogis 6.7% 4/15/04	1,550	1,611
Senior Housing Properties Trust:
7.875% 4/15/15	460	460
8.625% 1/15/12	580	609
		27,456
Thrifts & Mortgage Finance - 0.3%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,165	1,126
5.5% 8/1/06	6,925	7,430
5.625% 5/15/07	4,700	5,034
Washington Mutual Bank 6.875% 6/15/11	3,300	3,719
Washington Mutual, Inc. 5.625% 1/15/07	4,815	5,201
		22,510
TOTAL FINANCIALS		298,754
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Kinetic Concepts, Inc. 7.375% 5/15/13 (g)(h)	660	667
Health Care Providers & Services - 0.1%
AmeriPath, Inc. 10.5% 4/1/13	725	769
PacifiCare Health Systems, Inc. 10.75% 6/1/09	1,770	2,027
Psychiatric Solutions, Inc. 10.625% 6/15/13 (g)	845	885
Rotech Healthcare, Inc. 9.5% 4/1/12	920	948
Tenet Healthcare Corp.:
6.375% 12/1/11	1,030	927
7.375% 2/1/13	970	922
		6,478
TOTAL HEALTH CARE		7,145
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
BE Aerospace, Inc.:
8.875% 5/1/11	$ 715	$ 601
9.5% 11/1/08	385	329
Orbital Sciences Corp. 9% 7/15/11 (g)	830	838
Raytheon Co.:
5.5% 11/15/12	1,435	1,433
6.75% 8/15/07	2,160	2,365
Transdigm, Inc. 8.375% 7/15/11 (g)	410	421
		5,987
Airlines - 0.0%
AMR Corp. 9% 8/1/12	1,110	735
Continental Airlines, Inc. 8% 12/15/05	15	13
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	134	107
7.9% 12/15/09	1,150	874
8.3% 12/15/29	1,000	668
10.14% 8/14/12	120	91
Northwest Airlines, Inc.:
7.875% 3/15/08	130	92
9.875% 3/15/07	270	205
		2,785
Building Products - 0.0%
FastenTech, Inc. 11.5% 5/1/11 (g)	650	640
Nortek, Inc.:
9.125% 9/1/07	735	753
9.25% 3/15/07	225	230
		1,623
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.:
7.625% 1/1/06	1,780	1,825
10% 8/1/09	1,870	1,973
American Color Graphics, Inc. 10% 6/15/10 (g)	1,645	1,686
Boise Cascade Office Products Corp. 7.05% 5/15/05	1,025	1,070
		6,554
Industrial Conglomerates - 0.2%
Textron Financial Corp. 2.75% 6/1/06	1,990	1,956
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - continued
Tyco International Group SA yankee:
5.8% 8/1/06	$ 680	$ 690
6.375% 2/15/06	2,725	2,807
6.375% 10/15/11	3,000	2,970
6.75% 2/15/11	8,135	8,216
7% 6/15/28	620	577
		17,216
Machinery - 0.1%
AGCO Corp.:
8.5% 3/15/06	110	110
9.5% 5/1/08	445	478
Cummins, Inc. 9.5% 12/1/10 (g)	475	532
Dresser, Inc. 9.375% 4/15/11	1,400	1,442
Dunlop Standard Aerospace Holdings PLC yankee 11.875% 5/15/09	1,355	1,470
Navistar International Corp. 9.375% 6/1/06	420	454
Terex Corp.:
8.875% 4/1/08	1,580	1,620
9.25% 7/15/11	560	591
		6,697
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	145	150
11.75% 6/15/09	720	734
		884
Transportation Infrastructure - 0.1%
Korea Highway Corp. 4.9% 7/1/13 (g)	4,300	4,031
TOTAL INDUSTRIALS		45,777
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.2%
Motorola, Inc. 8% 11/1/11	8,145	9,204
Nortel Networks Corp. 6.125% 2/15/06	975	931
Northern Telecom Ltd. yankee 6.875% 9/1/23	470	415
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Qwest Services Corp.:
13% 12/15/07 (g)	$ 590	$ 631
13.5% 12/15/10 (g)	1,020	1,107
		12,288
Electronic Equipment & Instruments - 0.0%
Ingram Micro, Inc. 9.875% 8/15/08	715	758
Jabil Circuit, Inc. 5.875% 7/15/10	460	453
Solectron Corp. 7.375% 3/1/06	1,645	1,670
		2,881
IT Services - 0.0%
Electronic Data Systems Corp. 6% 8/1/13 (g)	4,355	4,073
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	2,785	2,701
7.15% 8/1/04	425	435
7.2% 4/1/16	1,505	1,370
7.625% 6/15/13	990	960
		5,466
Semiconductors & Semiconductor Equipment - 0.1%
AMI Semiconductor, Inc. 10.75% 2/1/13	475	531
Amkor Technology, Inc.:
7.75% 5/15/13 (g)	3,490	3,333
9.25% 2/15/08	120	127
10.5% 5/1/09	225	236
Micron Technology, Inc. 6.5% 9/30/05 (j)	2,000	1,940
SCG Holding Corp./Semiconductor Components Industries LLC 12% 8/1/09	930	837
		7,004
TOTAL INFORMATION TECHNOLOGY		31,712
MATERIALS - 0.6%
Chemicals - 0.1%
Avecia Group PLC 11% 7/1/09	90	79
Berry Plastics Corp. 10.75% 7/15/12	1,495	1,637
Geon Co. 6.875% 12/15/05	115	104
HMP Equity Holdings Corp. 0% 5/15/08 unit (g)	1,585	713
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Huntsman International LLC:
9.875% 3/1/09	$ 240	$ 250
9.875% 3/1/09 (g)	780	811
Methanex Corp. yankee 7.75% 8/15/05	1,540	1,609
Millennium America, Inc.:
9.25% 6/15/08	1,620	1,677
9.25% 6/15/08 (g)	250	259
OMNOVA Solutions, Inc. 11.25% 6/1/10 (g)	780	835
PolyOne Corp.:
8.875% 5/1/12	590	496
10.625% 5/15/10	1,590	1,415
Resolution Performance Products LLC:
9.5% 4/15/10	695	695
13.5% 11/15/10	220	205
		10,785
Construction Materials - 0.0%
Texas Industries, Inc. 10.25% 6/15/11 (g)	1,930	2,027
Containers & Packaging - 0.2%
Anchor Glass Container Corp. 11% 2/15/13	900	970
BWAY Corp. 10% 10/15/10 (g)	820	849
Graphic Packaging Corp. 8.625% 2/15/12	170	174
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13 (g)	1,890	1,890
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11 (g)	560	574
8.25% 5/15/13 (g)	1,310	1,336
8.75% 11/15/12	520	546
8.875% 2/15/09	2,420	2,493
Owens-Illinois, Inc.:
7.15% 5/15/05	1,115	1,132
7.35% 5/15/08	1,560	1,521
7.5% 5/15/10	455	439
7.8% 5/15/18	2,020	1,899
8.1% 5/15/07	615	620
Sealed Air Corp.:
5.625% 7/15/13 (g)	810	775
6.875% 7/15/33 (g)	1,695	1,594
Silgan Holdings, Inc. 9% 6/1/09	670	692
		17,504
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - 0.1%
Peabody Energy Corp. 6.875% 3/15/13 (g)	$ 760	$ 758
Salt Holdings Corp., Inc.:
0% 12/15/12 (d)(g)	1,140	764
0% 6/1/13 (d)(g)	1,800	1,044
Steel Dynamics, Inc. 9.5% 3/15/09	1,295	1,369
		3,935
Paper & Forest Products - 0.2%
Boise Cascade Corp. 7.5% 2/1/08	1,515	1,607
Georgia-Pacific Corp.:
7.375% 12/1/25	1,700	1,445
7.5% 5/15/06	1,205	1,205
8.125% 5/15/11	1,535	1,535
8.875% 5/15/31	355	335
9.625% 3/15/22	460	446
Norske Skog Canada Ltd.:
8.625% 6/15/11	245	247
8.625% 6/15/11 (g)	1,230	1,245
Stone Container Corp.:
8.375% 7/1/12	760	806
9.75% 2/1/11	2,345	2,515
Weyerhaeuser Co.:
5.25% 12/15/09	2,180	2,206
6.125% 3/15/07	1,720	1,856
		15,448
TOTAL MATERIALS		49,699
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.7%
ACC Escrow Corp. 10% 8/1/11 (g)(h)	2,510	2,529
AT&T Broadband Corp. 8.375% 3/15/13	10,000	11,772
AT&T Corp.:
7% 11/15/06	1,105	1,221
7.8% 11/15/11	885	970
British Telecommunications PLC:
8.375% 12/15/10	2,565	3,065
8.875% 12/15/30	910	1,118
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Cable & Wireless Optus Finance Property Ltd. 8.125% 6/15/09 (g)	$ 2,800	$ 3,056
Cincinnati Bell, Inc. 7.25% 7/15/13 (g)	1,360	1,292
Citizens Communications Co. 8.5% 5/15/06	985	1,125
France Telecom SA 9.25% 3/1/11 (e)	5,000	5,942
Koninklijke KPN NV yankee 8% 10/1/10	3,800	4,496
Qwest Corp. 8.875% 3/15/12 (g)	905	928
Rogers Cantel, Inc. yankee:
8.8% 10/1/07	1,365	1,385
9.375% 6/1/08	355	371
Telewest Communications PLC yankee:
9.875% 2/1/10 (c)	260	94
11.25% 11/1/08 (c)	1,205	452
TELUS Corp. yankee 7.5% 6/1/07	11,770	12,870
Triton PCS, Inc.:
8.75% 11/15/11	1,075	1,037
9.375% 2/1/11	2,550	2,537
U.S. West Communications 5.65% 11/1/04	300	293
		56,553
Wireless Telecommunication Services - 0.3%
American Tower Corp. 9.375% 2/1/09	2,760	2,788
AT&T Wireless Services, Inc.:
7.875% 3/1/11	1,380	1,554
8.75% 3/1/31	1,640	1,890
Crown Castle International Corp.:
9.375% 8/1/11	1,180	1,215
9.5% 8/1/11	1,000	1,030
10.75% 8/1/11	760	825
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13 (g)	1,595	1,762
Nextel Communications, Inc.:
9.375% 11/15/09	1,590	1,689
9.5% 2/1/11	1,120	1,224
9.75% 10/31/07	270	277
9.95% 2/15/08	3,820	3,973
Nextel Partners, Inc. 8.125% 7/1/11 (g)	2,145	1,995
Rogers Wireless, Inc. 9.625% 5/1/11	3,700	4,181
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
SBA Communications Corp. 10.25% 2/1/09	$ 525	$ 484
Western Wireless Corp. 9.25% 7/15/13 (g)	1,420	1,363
		26,250
TOTAL TELECOMMUNICATION SERVICES		82,803
UTILITIES - 1.5%
Electric Utilities - 0.8%
Allegheny Energy Supply Co. LLC:
8.75% 4/15/12 (g)	4,405	3,678
10.25% 11/15/07 (g)	674	681
10.25% 11/15/07 (g)(i)	76	72
CMS Energy Corp.:
6.75% 1/15/04	2,385	2,385
7.5% 1/15/09	270	254
7.625% 11/15/04	2,505	2,496
7.75% 8/1/10 (g)	1,195	1,129
8.5% 4/15/11	740	720
8.9% 7/15/08	1,120	1,103
9.875% 10/15/07	1,850	1,896
Constellation Energy Group, Inc.:
6.35% 4/1/07	4,410	4,815
7% 4/1/12	2,855	3,120
Dominion Resources, Inc.:
6.25% 6/30/12	2,130	2,248
8.125% 6/15/10	2,505	2,934
Duke Capital Corp. 6.75% 2/15/32	3,530	3,143
Edison International 6.875% 9/15/04	760	752
FirstEnergy Corp.:
5.5% 11/15/06	2,830	2,971
6.45% 11/15/11	2,425	2,475
FPL Group Capital, Inc. 3.25% 4/11/06	1,250	1,263
Illinois Power Co.:
7.5% 6/15/09	3,330	3,330
11.5% 12/15/10 (g)	1,765	1,942
Nevada Power Co. 10.875% 10/15/09	570	621
Niagara Mohawk Power Corp. 8.875% 5/15/07	1,660	1,944
Oncor Electric Delivery Co. 6.375% 5/1/12	2,195	2,357
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Pacific Gas & Electric Co.:
6.25% 3/1/04	$ 505	$ 506
8.25% 11/1/22	920	920
10% 11/1/05 (g)(i)	1,030	1,030
PG&E Corp. 6.875% 7/15/08 (g)	710	728
Southern California Edison Co.:
7.25% 3/1/26	940	954
8% 2/15/07 (g)	2,795	2,991
TECO Energy, Inc.:
7% 5/1/12	810	761
10.5% 12/1/07	1,425	1,582
		57,801
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,550	1,737
Dynegy Holdings, Inc.:
7.45% 7/15/06	525	504
8.125% 3/15/05	490	480
El Paso Energy Corp.:
6.75% 5/15/09	395	308
6.95% 12/15/07	1,130	927
7.375% 12/15/12	1,260	977
SEMCO Energy, Inc.:
7.125% 5/15/08 (g)	160	160
7.75% 5/15/13 (g)	190	189
Sonat, Inc.:
6.625% 2/1/08	980	764
6.75% 10/1/07	535	422
6.875% 6/1/05	3,475	3,284
Southern Natural Gas Co. 8.875% 3/15/10	480	494
Texas Eastern Transmission Corp.:
5.25% 7/15/07	1,215	1,264
7.3% 12/1/10	4,320	4,858
Transcontinental Gas Pipe Line Corp. 6.125% 1/15/05	475	475
Williams Holdings of Delaware, Inc. 6.25% 2/1/06	85	81
		16,924
Multi-Utilities & Unregulated Power - 0.5%
AES Corp.:
8.375% 8/15/07	510	464
Corporate Bonds - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
AES Corp.: - continued
8.5% 11/1/07	$ 375	$ 341
8.75% 6/15/08	347	342
8.75% 5/15/13 (g)	2,400	2,343
8.875% 2/15/11	558	506
9% 5/15/15 (g)	1,270	1,245
9.375% 9/15/10	523	488
9.5% 6/1/09	1,387	1,307
10% 12/12/05 (g)	395	398
10.25% 7/15/06	395	379
Calpine Corp. 6.8556% 7/15/07 (g)(i)	2,180	2,017
El Paso Corp.:
7% 5/15/11	870	687
7.875% 6/15/12 (g)	725	584
El Paso Production Holding Co. 7.75% 6/1/13 (g)	2,610	2,388
Reliant Resources, Inc.:
9.25% 7/15/10 (g)	2,305	2,213
9.5% 7/15/13 (g)	680	653
Western Resources, Inc. 9.75% 5/1/07	1,435	1,591
Williams Companies, Inc.:
6.5% 8/1/06	2,465	2,342
6.75% 1/15/06	1,370	1,302
7.125% 9/1/11	7,710	7,093
7.5% 1/15/31	2,010	1,739
7.625% 7/15/19	1,360	1,210
7.875% 9/1/21	1,570	1,397
8.125% 3/15/12	1,970	1,891
8.625% 6/1/10	1,120	1,109
8.75% 3/15/32	265	250
9.25% 3/15/04	3,665	3,702
		39,981
TOTAL UTILITIES		114,706
TOTAL NONCONVERTIBLE BONDS		820,363
TOTAL CORPORATE BONDS (Cost $868,541)		895,774
U.S. Government and Government Agency Obligations - 6.6%
	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Government Agency Obligations - 2.5%
Fannie Mae:
5% 5/14/07	$ 22,570	$ 23,208
5.5% 3/15/11	11,499	12,104
6.25% 2/1/11	8,605	9,223
6.25% 7/19/11	44,900	46,581
6.625% 11/15/10	7,150	8,044
Financing Corp. - coupon STRIPS 0% 3/26/04	4,574	4,526
Freddie Mac:
2.875% 9/26/05	10,700	10,725
4.5% 1/15/13	8,000	7,638
5.25% 11/5/12	2,810	2,725
5.75% 1/15/12	25,000	26,436
5.875% 3/21/11	27,810	29,064
6% 5/25/12	15,000	15,386
Private Export Funding Corp. secured 6.86% 4/30/04	241	251
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		195,911
U.S. Treasury Obligations - 4.1%
U.S. Treasury Bonds:
6.125% 8/15/29	108,110	117,320
6.375% 8/15/27	1,760	1,967
9.125% 5/15/18	16,500	23,319
11.25% 2/15/15	28,800	45,460
U.S. Treasury Notes:
4% 11/15/12	33,880	32,726
5% 8/15/11	90,025	94,586
6% 8/15/09	12,628	14,181
TOTAL U.S. TREASURY OBLIGATIONS		329,559
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $539,318)		525,470
U.S. Government Agency - Mortgage Securities - 14.1%

Fannie Mae - 12.4%
4.5% 8/1/18 (h)(k)	118,000	115,050
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - continued
4.5% 8/1/33 (h)	$ 63,000	$ 57,821
5% 8/1/18 (h)	144,232	144,097
5% 8/1/33 (h)	125,000	119,365
5.5% 11/1/08 to 1/1/18	17,449	17,831
5.5% 8/1/33 (h)	34,050	33,624
6% 8/1/12 to 7/1/33 (h)	25,764	26,088
6.5% 7/1/08 to 4/1/33	127,466	131,124
6.5% 8/1/18 (h)	74,000	77,723
7% 12/1/08 to 10/1/32	10,530	11,040
7% 8/1/33 (h)	224,000	235,035
7.5% 12/1/22 to 3/1/29	9,393	9,984
8% 9/1/17	22	23
TOTAL FANNIE MAE		978,805
Government National Mortgage Association - 1.7%
5.5% 8/1/33 (h)	9,000	8,930
6.5% 3/15/26 to 1/15/33	20,772	21,524
6.5% 8/1/33 (h)	4,320	4,474
7% 8/15/25 to 12/15/32	85,869	90,200
7% 8/1/33 (h)	2,073	2,181
7.5% 1/15/26 to 9/15/28	5,479	5,816
8% 1/15/17 to 10/15/29	319	345
9% 11/15/14 to 1/15/23	138	153
9.5% 12/15/20 to 3/15/23	74	83
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		133,706
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,123,132)		1,112,511
Asset-Backed Securities - 1.6%
	Principal Amount (000s)	Value (Note 1) (000s)
ACE Securities Corp. Series 2003-FM1 Class M2, 2.95% 11/25/32 (i)	$ 1,490	$ 1,490
American Express Credit Account Master Trust:
Series 1999-2 Class B, 6.1% 12/15/06	4,200	4,353
Series 2001-6 Class B, 1.4569% 12/15/08 (i)	5,200	5,215
Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE2 Class A2, 1.4869% 4/15/33 (i)	4,746	4,738
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Capital One Multi-Asset Execution Trust:
Series 2003-2B Class B2, 3.5% 2/17/09	$ 2,675	$ 2,678
Series 2003-A1 Class A1, 1.4969% 1/15/09 (i)	13,080	13,145
Series 2003-B1 Class B1, 2.2769% 2/17/09 (i)	5,090	5,128
CDC Mortgage Capital Trust Series 2003-HE2:
Class M1, 1.9% 6/25/33 (i)	340	341
Class M2, 3% 6/25/33 (i)	1,265	1,268
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	1,128	1,158
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	2,170	2,247
Series 2001-C Class B, 5.54% 12/15/05	3,800	3,918
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.48% 8/25/33 (i)	902	902
Class M1, 1.98% 8/25/33 (i)	1,130	1,137
Series 2003-4:
Class M1, 1.9% 10/25/33 (i)	1,670	1,670
Class M2, 3% 10/25/33 (i)	1,980	1,980
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (g)	1,202	1,165
Series 2003-2N Class A, 8% 9/27/33 (g)	1,446	1,416
Honda Auto Receivables Owner Trust Series 2001-2 Class A4, 5.09% 10/18/06	3,825	3,932
Household Home Equity Loan Trust Series 2002-2 Class A, 1.4% 4/20/32 (i)	6,637	6,638
Long Beach Mortgage Loan Trust Series 2003-3:
Class M1, 1.85% 7/25/33 (i)	3,770	3,766
Class M2, 2.95% 7/25/33 (i)	1,925	1,926
Morgan Stanley ABS Capital I, Inc. Series 2003-HE1 Class M2, 3% 6/27/33 (i)	2,310	2,315
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.1% 1/25/32 (i)	1,990	2,009
Series 2002-HE1N Class NOTE, 9.5% 6/25/32 (g)	467	467
Series 2002-NC5N Class NOTE, 9.5% 9/25/32 (g)	1,761	1,761
Series 2002-OP1N Class NOTE, 9.5% 9/25/32 (g)	545	546
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Dean Witter Capital I, Inc. Series 2002-AM3N Class NOTE, 9.5% 2/25/33 (g)	$ 1,423	$ 1,424
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.53% 1/25/33 (i)	4,424	4,436
Residential Finance LP/Residential Finance Development Corp.:
Series 2003-B:
Class B3, 2.6606% 7/10/35 (g)(i)	3,795	3,795
Class B4, 2.8606% 7/10/35 (g)(i)	2,896	2,896
Class B5, 3.4606% 7/10/35 (g)(i)	2,697	2,697
Class B6, 3.9606% 7/10/35 (g)(i)	1,198	1,198
Series 2003-CB1:
Class B3, 2.5606% 6/10/35 (g)(i)	1,338	1,338
Class B4, 2.7606% 6/10/35 (g)(i)	1,193	1,193
Class B5, 3.6306% 6/10/35 (g)(i)	814	814
Class B6, 3.8606% 6/10/35 (g)(i)	484	484
Sears Credit Account Master Trust II:
Series 2000-1 Class B, 7.5% 11/15/07	6,100	6,193
Series 2000-2 Class A, 6.75% 9/16/09	7,895	8,608
Series 2001-2 Class B, 1.3969% 6/16/08 (i)	6,300	6,287
Series 2002-4 Class A, 1.2369% 8/18/09 (i)	4,200	4,196
TOTAL ASSET-BACKED SECURITIES (Cost $121,382)		122,868
Collateralized Mortgage Obligations - 0.1%

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-59 Class D, 3.654% 10/1/27 (Cost $4,890)	4,890	4,502
Commercial Mortgage Securities - 0.6%

COMM floater:
Series 2001-FL5A Class A2, 1.6569% 11/15/13 (g)(i)	1,954	1,955
Series 2002-FL7 Class A2, 1.4569% 11/15/14 (g)(i)	2,840	2,839
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/14/62	5,000	5,763
Series 1997-C2 Class D, 7.27% 1/17/35	2,800	3,055
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	$ 935	$ 942
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (g)	4,000	4,431
Class C1, 7.52% 5/15/06 (g)	4,000	4,443
Ginnie Mae guaranteed REMIC pass thru securities sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,985	2,882
Series 2003-36 Class C, 4.254% 2/16/31	2,370	2,311
Series 2003-47 Class C, 4.227% 10/16/27	4,370	4,202
GS Mortgage Securities Corp. II:
Series 1998-GLII Class E, 7.1904% 4/13/31 (i)	1,220	1,204
Series 2003-C1 Class A2A, 3.59% 1/10/40	2,445	2,403
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (g)	5,000	4,381
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (g)	9,000	9,868
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $48,488)		50,679
Municipal Securities - 0.1%

Illinois Gen. Oblig. 5.1% 6/1/33 (Cost $8,630)	8,630	7,305
Foreign Government and Government Agency Obligations - 0.4%

Bahamian Republic 6.625% 5/15/33 (g)	1,610	1,608
Chilean Republic:
5.5% 1/15/13	2,655	2,628
7.125% 1/11/12	4,045	4,480
Polish Government 6.25% 7/3/12	2,270	2,452
State of Israel 4.625% 6/15/13	3,985	3,748
United Mexican States:
6.375% 1/16/13	3,935	3,880
7.5% 1/14/12	6,200	6,650
8.5% 2/1/06	5,000	5,768
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $29,684)		31,214
Supranational Obligations - 0.0%
	Principal Amount (000s)	Value (Note 1) (000s)
Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $2,795)	$ 2,825	$ 3,026
Floating Rate Loans - 0.1%

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (i)	3,200	3,200
UTILITIES - 0.1%
Multi-Utilities & Unregulated Power - 0.1%
AES Corp. term loan 7% 4/30/08 (i)	5,300	5,274
TOTAL FLOATING RATE LOANS (Cost $8,495)		8,474
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 1.12% (b)	720,301,046	720,301
Fidelity Securities Lending Cash Central Fund, 1.13% (b)	25,329,000	25,329
TOTAL MONEY MARKET FUNDS (Cost $745,630)		745,630
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.04%, dated 7/31/03 due 8/1/03) (Cost $9,657)	9,657	9,657
TOTAL INVESTMENT PORTFOLIO - 110.6% (Cost $8,208,969)		8,745,258
NET OTHER ASSETS - (10.6)%		(840,006)
NET ASSETS - 100%		$ 7,905,252
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Affiliated company

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $228,090,000 or 2.9% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Micron Technology, Inc. 6.5% 9/30/05	8/8/02	$ 1,783
(k) A portion of the security is subject to a forward commitment to sell.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	20.9%
AAA,AA,A	4.9
BBB	4.1
BB	1.1
B	2.8
CCC,CC,C	0.7
Not Rated	0.4
Equities	66.2
Short-Term Investments and Net Other Assets	(1.1)
We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.

Purchases and sales of securities, other than short-term securities, aggregated $9,968,837,000 and $9,290,018,000, respectively, of which long-term U.S. government and government agency obligations aggregated $5,411,132,000 and $5,075,653,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $413,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,940,000 or 0.0% of net assets.

The fund participated in the bank borrowing program. The average daily loan balance during the period for which the loans were outstanding amounted to $24,647,000. The weighted average interest rate was 1.85%. At period end there were no bank borrowings outstanding.

The fund invested in loans and loan participations, trade claims or other receivables. At period end the value of these investments amounted to $8,474,000 or 0.1% of net assets.
Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $220,492,000 of which $101,582,000 and $118,910,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2003

Assets
Investment in securities, at value (including securities loaned of $23,753 and repurchase agreements of $9,657)(cost $8,208,969) - See accompanying schedule		$ 8,745,258
Commitment to sell securities on a delayed delivery basis	$ (97,500)
Receivable for securities sold on a delayed delivery basis	100,410	2,910
Receivable for investments sold		59,988
Receivable for fund shares sold		25,291
Dividends receivable		3,954
Interest receivable		29,301
Other receivables		35
Total assets		8,866,737

Liabilities
Payable to custodian bank	3
Payable for investments purchased Regular delivery	103,565
Delayed delivery	823,455
Payable for fund shares redeemed	5,019
Accrued management fee	2,843
Other payables and accrued expenses	1,271
Collateral on securities loaned, at value	25,329
Total liabilities		961,485

Net Assets		$ 7,905,252
Net Assets consist of:
Paid in capital		$ 7,605,519
Undistributed net investment income		17,103
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(256,571)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		539,201
Net Assets, for 529,701 shares outstanding		$ 7,905,252
Net Asset Value, offering price and redemption price per share ($7,905,252 ÷ 529,701 shares)		$ 14.92

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2003

Investment Income
Dividends		$ 55,888
Interest		136,982
Security lending		204
Total income		193,074

Expenses
Management fee	$ 29,469
Transfer agent fees	16,510
Accounting and security lending fees	777
Non-interested trustees' compensation	27
Appreciation in deferred trustee compensation account	5
Custodian fees and expenses	323
Registration fees	128
Audit	104
Legal	27
Interest	3
Miscellaneous	65
Total expenses before reductions	47,438
Expense reductions	(1,986)	45,452
Net investment income (loss)		147,622
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $(2,003) on sales of investments in affiliated issuers)	(52,669)
Foreign currency transactions	31
Total net realized gain (loss)		(52,638)
Change in net unrealized appreciation (depreciation) on: Investment securities	872,375
Assets and liabilities in foreign currencies	(9)
Delayed delivery commitments	3,155
Total change in net unrealized appreciation (depreciation)		875,521
Net gain (loss)		822,883
Net increase (decrease) in net assets resulting from operations		$ 970,505

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2003	Year ended July 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 147,622	$ 193,280
Net realized gain (loss)	(52,638)	(169,127)
Change in net unrealized appreciation (depreciation)	875,521	(798,309)
Net increase (decrease) in net assets resulting from operations	970,505	(774,156)
Distributions to shareholders from net investment income	(143,899)	(197,417)
Distributions to shareholders from net realized gain	-	(76,507)
Total distributions	(143,899)	(273,924)
Share transactions Net proceeds from sales of shares	1,697,567	1,857,458
Reinvestment of distributions	140,907	268,069
Cost of shares redeemed	(1,223,519)	(1,480,444)
Net increase (decrease) in net assets resulting from share transactions	614,955	645,083
Total increase (decrease) in net assets	1,441,561	(402,997)

Net Assets
Beginning of period	6,463,691	6,866,688
End of period (including undistributed net investment income of $17,103 and undistributed net investment income of $15,727, respectively)	$ 7,905,252	$ 6,463,691
Other Information Shares
Sold	123,800	126,508
Issued in reinvestment of distributions	10,440	18,314
Redeemed	(91,163)	(102,713)
Net increase (decrease)	43,077	42,109

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 15.45	$ 15.33	$ 17.51	$ 16.66
Income from Investment Operations
Net investment income (loss) B	.30	.41	.47	.46	.44
Net realized and unrealized gain (loss)	1.63	(1.99)	.61	(.18)	2.09
Total from investment operations	1.93	(1.58)	1.08	.28	2.53
Distributions from net investment income	(.29)	(.42)	(.47)	(.48)	(.40)
Distributions from net realized gain	-	(.17)	(.49)	(1.98)	(1.28)
Total distributions	(.29)	(.59)	(.96)	(2.46)	(1.68)
Net asset value, end of period	$ 14.92	$ 13.28	$ 15.45	$ 15.33	$ 17.51
Total Return A	14.78%	(10.53)%	7.23%	1.82%	17.48%
Ratios to Average Net Assets C
Expenses before expense reductions	.70%	.69%	.67%	.67%	.68%
Expenses net of voluntary waivers, if any	.70%	.69%	.67%	.67%	.68%
Expenses net of all reductions	.67%	.66%	.64%	.63%	.65%
Net investment income (loss)	2.17%	2.79%	3.05%	2.98%	2.67%
Supplemental Data
Net assets, end of period (in millions)	$ 7,905	$ 6,464	$ 6,867	$ 5,814	$ 5,941
Portfolio turnover rate	137%	150%	115%	139%	157%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2003

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Annual Report

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Annual Report

Income Tax Information and Distributions to Shareholders - continued

of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to financing transactions, foreign currency transactions, prior period premium and discount on debt securities, partnerships, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ 888,840	|
Unrealized depreciation	(376,737)
Net unrealized appreciation (depreciation)	512,103
Undistributed ordinary income	11,806
Capital loss carryforward	(220,492)
Cost for federal income tax purposes	$ 8,233,155

The tax character of distributions paid was as follows:

	July 31, 2003	July 31, 2002
Ordinary Income	$ 143,899	$ 201,918
Long-term Capital Gains	-	72,006
Total	$ 143,899	$ 273,924

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the fund's Statement of Assets and Liabilities under the caption "Delayed delivery." Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Information regarding loans and other direct debt instruments is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Financing Transactions. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but will be collateralized by different pools of

Annual Report

2. Operating Policies - continued

Annual Report

Financing Transactions - continued

mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sales price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the fund's right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .43% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .24% of average net assets.

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,257 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,858 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $9 and $119, respectively.

9. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Frontier Airlines, Inc.	$ 2,393	$ -	$ -	$ 25,102
LTX Corp.	5,588	7,433	-	45,071
TOTALS	$ 7,981	$ 7,433	$ -	$ 70,173

Annual Report

Independent Auditors' Report

To the Trustees of Fidelity Puritan Trust and the Shareholders of Fidelity Balanced Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Balanced Fund (a fund of Fidelity Puritan Trust) at July 31, 2003 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Balanced Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 12, 2003

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 279 funds advised by FMR or an affiliate. Mr. McCoy oversees 281 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each non-interested Trustee shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (73)**

Year of Election or Appointment: 1984

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (41)**

Year of Election or Appointment: 2001

Senior Vice President of Balanced (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Laura B. Cronin (49)

Year of Election or Appointment: 2003

Ms. Cronin is an Executive Vice President (2002) and Chief Financial Officer (2002) of FMR Corp. and is a member of the Fidelity Management Committee (2003). Previously, Ms. Cronin served as Vice President of Finance of FMR (1997-1999), and Chief Financial Officer of FMR (1999-2001), Fidelity Personal Investments (2001), and Fidelity Brokerage Company (2001-2002).

Robert L. Reynolds (51)

Year of Election or Appointment: 2003

Mr. Reynolds is a Director (2003) and Chief Operating Officer (2002) of FMR Corp. and is the head of the Fidelity Management Committee (2003). He also serves on the Board at Fidelity Investments Canada, Ltd. (2000). Previously, Mr. Reynolds served as President of Fidelity Investments Institutional Retirement Group (1996-2000).

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (60)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of Comcast (telecommunications, 2002), International Flavors & Fragrances, Inc. (2000), Rockwell Automation (2000) and The Dow Chemical Company (2000). He is a Member of the Diversity Advisory Council of Marakon (2003) and the Advisory Board of the Directorship Search Group, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), and is Chairman of the Accountability Advisory Council to the Comptroller General of the United States. He also serves as a Member of the Advisory Board of the Graduate School of Business of the University of Florida, his alma mater.

Ralph F. Cox (71)

Year of Election or Appointment: 1991

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

Robert M. Gates (59)

Year of Election or Appointment: 1997

Dr. Gates is President of Texas A&M University (2002). He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Dr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Dr. Gates is a Director of NACCO Industries, Inc. (mining and manufacturing), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Dr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines), a Director of TRW Inc. (automotive, space, defense, and information technology), and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Dr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (70)

Year of Election or Appointment: 1987

Mr. Kirk is a Governor of the American Stock Exchange (2001), a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, a Director of the Yale-New Haven Health Services Corp. (1998), and a Director Emeritus and former Chairman of the Board of Directors of National Arts Strategies Inc. Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a Governor of the National Association of Securities Dealers, Inc. (1996-2002), a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (56)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and McKesson Corporation (healthcare service, 2002). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (59)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial) and the Philharmonic Center for the Arts in Naples, Florida (1999). He also is a member of the Council on Foreign Relations.

Marvin L. Mann (70)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (69)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (64)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman of the Board, President and CEO (2002), and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, and Maersk Inc. (industrial conglomerate, 2002). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Annual Report

Trustees and Officers - continued

Advisory Board Members and Executive Officers:

Correspondence intended for Dr. Heilmeier may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
George H. Heilmeier (67)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Puritan Trust. Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania.

Peter S. Lynch (60)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Puritan Trust. Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity Magellan Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

Bart A. Grenier (44)

Year of Election or Appointment: 2001

Vice President of Balanced. Mr. Grenier also serves as Vice President of certain Equity Funds (2001), a position he previously held from 1999 to 2000, and Vice President of certain High Income Funds (2002). He is Senior Vice President of FMR (1999) and FMR Co., Inc. (2001), and President and Director of Strategic Advisers, Inc. (2002). He also heads Fidelity's Asset Allocation Group (2000), Fidelity's Growth and Income Group (2001), Fidelity's Value Group (2001), and Fidelity's High Income Division (2001). Previously, Mr. Grenier served as President of Fidelity Ventures (2000), Vice President of certain High Income Funds (1997-2000), High Income Division Head (1997-2000), Group Leader of the Income-Growth and Asset Allocation-Income Groups (1996-2000), and Assistant Equity Division Head (1997-2000).

Charles S. Morrison (42)

Year of Election or Appointment: 2002

Vice President of Balanced. Mr. Morrison also serves as Vice President of Fidelity's Bond Funds (2002), and Vice President of certain Asset Allocation and Balanced Funds (2002). He serves as Vice President (2002) and Bond Group Leader (2002) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002) and FMR (2002). Mr. Morrison joined Fidelity in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

Kevin E. Grant (43)

Year of Election or Appointment: 1997

Vice President of Balanced. Mr. Grant is also Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Grant managed a variety of Fidelity funds.

Lawrence Rakers (39)
Year of Election or Appointment: 2003 Vice President of Balanced. Prior to assuming his current responsibilities, Mr. Rakers worked as a research analyst and manager.
Eric D. Roiter (54)

Year of Election or Appointment: 1998

Secretary of Balanced. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003).

Stuart Fross (43)
Year of Election or Appointment: 2003 Assistant Secretary of Balanced. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003) and is an employee of FMR.
Maria F. Dwyer (44)

Year of Election or Appointment: 2002

President and Treasurer of Balanced. Ms. Dwyer also serves as President and Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Timothy F. Hayes (52)

Year of Election or Appointment: 2002

Chief Financial Officer of Balanced. Mr. Hayes also serves as Chief Financial Officer of other Fidelity funds (2002). Recently he was appointed President of Fidelity Service Company (2003) where he also serves as a Director. Mr. Hayes also serves as President of Fidelity Investments Operations Group (FIOG, 2002), which includes Fidelity Pricing and Cash Management Services Group (FPCMS), where he was appointed President in 1998. Previously, Mr. Hayes served as Chief Financial Officer of Fidelity Investments Corporate Systems and Service Group (1998) and Fidelity Systems Company (1997-1998).

John R. Hebble (45)

Year of Election or Appointment: 2003

Deputy Treasurer of Balanced. Mr. Hebble also serves as Deputy Treasurer of other Fidelity funds (2003), and is an employee of FMR. Before joining Fidelity Investments, Mr. Hebble worked at Deutsche Asset Management where he served as Director of Fund Accounting (2002-2003) and Assistant Treasurer of the Scudder Funds (1998-2003).

John H. Costello (56)
Year of Election or Appointment: 1986 Assistant Treasurer of Balanced. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Francis V. Knox, Jr. (56)

Year of Election or Appointment: 2002

Assistant Treasurer of Balanced. Mr. Knox also serves as Assistant Treasurer of other Fidelity funds (2002), and is a Vice President and an employee of FMR. Previously, Mr. Knox served as Vice President of Investment & Advisor Compliance (1990-2001), and Compliance Officer of Fidelity Management & Research (U.K.) Inc. (1992-2002), Fidelity Management & Research (Far East) Inc. (1991-2002), and FMR Corp. (1995-2002).

Mark Osterheld (48)
Year of Election or Appointment: 2002 Assistant Treasurer of Balanced. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Thomas J. Simpson (45)

Year of Election or Appointment: 2000

Assistant Treasurer of Balanced. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Distributions

A total of 6.60% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 27%, 27%, 47%, and 47% of the dividends distributed in June, December, March and June, respectively during the fiscal year as qualifying for the dividends-received deduction for corporate shareholders.

The fund designates 50% of the dividends distributed in March and June during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under Section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2004 of amounts for use in preparing 2003 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

3518 Route 1 North
Princeton, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Annual Report

Annual Report

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity ® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

BAL-UANN-0903
1.789243.100

Item 2. Code of Ethics

As of the end of the period, July 31, 2003, the Fidelity Puritan Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Fidelity Puritan Trust has determined that Marie L. Knowles and Donald J. Kirk are each audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Knowles and Mr. Kirk are each independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 10. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 24, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	September 24, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 24, 2003